Exhibit 99.1

AMC Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
201164741	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  The last borrower contact was in regards to obtaining an address to mail the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201162242	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  The borrower inquired on whether they had to make their December payment. The representative advised them that the statement was printed prior to the January payment being posted and they were not due until 02/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201164745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2014.  Talked to borrower. Intent to retain collateral. Reason for default was death of family member. Payment has been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164746	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  The last borrower contact was in regards to missing billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  case number, file and discharge dates not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201164747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  THe borrower was contacted regarding a payment arrangement and disclosed the reason for default as incarceration  The borrower made a promise to pay for 01/20/2016 for the amount of $533.93..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/20/2017
201164748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2014.  The borrower scheduled a payment for $860.35.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201162245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  ,Borrower called in to see if the payment was received for August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect possible prior bankruptcy as there are  comments stating inbound and outbound bankruptcy calls. No details of the bankruptcy was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Note dated 8/31/2016 says "Prior Servicer Completed Modification".	12/31/2016	12/31/2016
201162249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2016.  The borrower was contacted to discuss the account. The borrower inquired about the modification. The borrower was advised the last rate increase will be effective April 2017 and the increase will be to 5%. The call was transferred to Direct Sales.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Payment arrangements were made with a post dated payment being taken with the effective date of 09/10/2016 and no repayment plan was created as the loan was less than 2 payments due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201162251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  The borrower wanted to know the unpaid principal balance amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201162252	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2014.  The borrower called in regards to a letter the borrower received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  The borrower called in regarding a payoff request on 06/03/2016 and advised of the new account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/14/2017
201162254	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  Borrower confirmed letter received regarding MI cancellation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2016.  Borrower called on 12/01/2016 to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/1/2016
201164765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  Borrower called to make a payment but did not want to pay fee. Agent entered payment in the amount of $643.74.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201164767	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Servicer spoke with borrower who inquired if needs to send for 720 again. Agent advised no it is on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2016.  The borrower stated that they are on social security and scheduled two payments to cure their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was modified prior to the review period.	12/31/2016	10/31/2016
201164771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 10/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016.  Borrower called to ask when the bankruptcy that discharged 04/16 would be taken off the account, advised it takes a while.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower called in regarding HAMP incentive and was advised borrower 6 year mark has not passed yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201164779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The agent provided the unpaid principal balance and phone number to originations group for possible refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201164782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2015.  The borrower had questions about their escrow account and requested flood insurance be cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201162269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The borrower inquired about a payment history and escrow. She wanted to know why the escrow increased, advised
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201162271	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  Borrower wanted to confirm the payment sent on 11/04/2016 was received.  Servicer advised it may take 3-4 days to post.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Co-borrower is deceased.	12/31/2016	11/30/2016
201162273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2016.  The borrower informed that the payment was lost in the mail and was advised to place a stop payment on the check. The borrower posted a payment via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201164790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Borrower indicated they had already scheduled a payment via their bank's bill pay system and that the payment would post tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notes on 11/02/2015 reflect receipt of a release of lien from the homeowner's association; prior notes reflect payment of funds to prevent sale of property.	12/31/2016	10/19/2016
201164791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  Borrower was set up for email alerts and advised that as of the July payment the loan was caught up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was modified prior to the review period.	12/31/2016	1/23/2017
201164793	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2014.  Servicer spoke with borrower on 12/11/2014 and they stated payment was mailed on the 8th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 12/16/2015 cites servicer pulled date of death of borrower from XXX. 02/15/2017 Servicer Response:There is a co-borrower on this loan, XXX.	12/31/2016	9/16/2016
201164794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  The co-borrower authorized a payment in the amount of $1,192.81.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/28/2017
201164795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Servicer advised payment increased due to escrow changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/1/2016
201162278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  The borrower called to reset password and that the payment for December would be sent that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called in and all account information was verified, requested email change online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/1/2016
201162280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  Servicer called borrower on 11/08/2016 and left a message regarding fee for appraisal to determine if private mortgage insurance can be canceled per borrower's request. Borrower called back and provided authorization for appraisal fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Borrower advised on 04/13/2016 wants loan modification. However, no evidence borrower submitted loan modification application or documents for modification review. Borrower requested to have private mortgage insurance canceled on 10/06/2016. However, borrower request was denied due to high LTV. Borrower sent in another request to cancel private mortgage insurance on 10/20/2016 and appraisal was ordered per borrower request. Comment dated 11/08/2016 message was left for borrower in regards to fee approval for appraisal/BPO. Borrower provided authorization to servicer for appraisal fee and the appraisal was ordered 11/23/2016. Cease and Desist noted on account on 08/23/2014; however doesn't appear to be active. 02/14/2017 Servicer Response: No C&D on account. Borrower has historically changed which phone is ok to contact. 10.4.16-Most recent update, borrower authorized calls to cell, DNC work or home	12/31/2016	1/23/2017
201164804	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  The last borrower contact was 08/01/2016 at which time the borrower called inquiring about a check regarding the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The notes on 04/15/2014 referenced a payment dispute regarding a missing payment. The borrower submitted proof of the payment via bank statements. However, the borrower was advised the payment in question was received but then reversed.	12/31/2016	1/19/2017
201162286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The last contact was made on 6/16/2016 in which an authorized party inquired about late fees on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/31/2016
201164807	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2016.  The last borrower contact was in regards to escrow shortage and scheduling of the monthy payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201164809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  The borrower called in regards a letter they received about the private mortgage insurance. They wanted to clarify if it was still active on the account. They were advised the disclosure stated they received was sent out in error as the insurance was already cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164823	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  08//01/2016 Borrower called in to verify payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201164826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201162295	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  The borrower made a promise to pay by 05/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The borrower submitted a dispute due to the account not being reported to the credit bureaus; servicer sent a response stating the debt was discharged through a chapter 7 filing and if the debt was reaffirmed, the borrower needs to submit the documents 02/15/2017 Servicer Response: .Dispute recorded 3/17/14, resolved 3/21/17 and communicated, writing then via phone on 3/27/14 and 3/28/14.	12/31/2016	12/31/2016
201162296	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower called in inquiring about changing insurance and having it reflect in his payment. Servicer advised borrower a new escrow analysis would need to be requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Spoke to the borrower who called in to request proof of insurance. Proof provided to borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/23/2016
201162298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Borrower called on 10/25/2015 to inquire about their modification payment. Reason for delinquency was cited as being increased in housing related expenses,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 08/31/2016 shows prior servicer completed a modification. Private mortgage insurance final audit tool was cited on 06/30/2016 as it was cancelled due to loan modification as cited on 10/22/2015. Loan was referred to legal counsel to begin foreclosure and was closed on 09/XX/2015 with modification booking.	12/31/2016	11/30/2016
201164827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  Authorized third party stated had made payment to the bank on 4/25/2016 pending payment being mailed to servicer, should arrive 4/28/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201164828	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Request to have payment reallocated has been submitted. Borrower stated that will be making payment at the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201164829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  Servicer advised of amount due and that total claim check for $5934.02 was mailed 07/28/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201164830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  The borrower inquired about insurance, no issues or further details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201164833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  The borrower authorize a payment in the amount of $1022.95.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201164835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201164836	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower contact established created a speed pay for $996.20 plus $12  processing fee, provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201162301	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2014.  Borrower called regarding insurance company contact information and policy number to file a claim.  Representative advised policy number and contact number for insurance company. Representative advised Borrower may need to contact Servicer back once claim is filed. No details provided on type of claim or damage occurred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 08/31/2016 loan modified with prior servicer.	12/31/2016	12/31/2016
201164844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called in and advised received tax bill. Agent advised that the taxes were paid on 01/28/2016. Agent advised no need in sending tax bill in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: No evidence of loan modification reflected in servicing comments available.	12/31/2016	9/29/2016
201164849	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  The last borrower contact was in regards to verifying the insurance policy is up to date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dated 03/16/2015 reflect the HOA sale issue was resolved upon receipt of the release of lien.	12/31/2016	9/15/2016
201164853	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  Borrower contacted, agent advised of total amount due. Borrower advised they mailed the payment and servicer should have it by now.  Reason for default updated to Curtailment of Income as temporary. Agent did not discuss loss mitigation options with borrower. Borrower scheduled a payment for $446.29 for 8/15/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower was placed on a Modification prior to review period. Borrower upset pay off is higher than they originally expected. Agent explained due to Modification accepted in 2012 and payment were differed. Borrower stated they never received/accepted a modification on the account. Call was transferred to a supervisor who advised borrower modification documents were sent out on 12/06/2012 and returned signed by the borrower on 02/XX/2013. Copies of the modification documents were sent out to the borrower.	12/31/2016	1/19/2017
201164856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  The borrower requested information on their account pertaining to getting the mortgage insurance removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201164860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2016.  The borrowr called to inform us that they no longer have insurance with XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201164861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  The borrower requested amount that was due at that time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201164867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2014.  Borrower calling for loan mod status.  Servicer advised the modification is complete.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201164870	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  Borrower advised they have changed Insurance to another company.  It is supposed to be XXX. Borrower applied for a MOD.  Final MOD documents received 03/31/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201162307	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2014.  Servicer reviewed pay history statement with borrower. Borrower requested a copy of the advised countersigned modification documents be mailed to them. Servicer confirmed documents would be mailed. No further questions or concerns.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Collection comments indicate loan is still in bankruptcy status. Unable to determine any details of filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 08/23/2016 loan previously HAMP modified by prior servicer.	12/31/2016	11/30/2016
201162308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  Borrower indicated they had accidentally sent their check to the wrong address. Servicer advised check had not yet been received; borrower stated they had issued a stop payment on the check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There was no evidence to indicate an active bankruptcy was on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/3/2016
201144187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Notes on 02/16/2016 reflect that the borrower called in to make the payment because he was unable to submit online.  The borrower was advised that the account is showing active in bankruptcy.  The borrower stated that the bankruptcy discharged 2 years ago and should not be showing as active.  The payment was made over the phone as the same price as the website would have charged.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 02/16/2016 indicated the borrower filed a bankruptcy case which was discharged over 2 years ago; this was confirmed on 02/19/2016. No additional bankruptcy details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201164881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  The borrower stated she had problems with billing and set up payment.  The modification was completed prior to the review period and the request to cancel the foreclosure proceedings was sent on 01/14/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201164883	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  The borrower requested a late fee removal; comments reflect late fee was waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201164889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Servicer called borrower on 05/12/2016 and went over the web and online billing and borrower does not have an email address.  Borrower gave a new bank account number.  Reason for delinquency cited on 05/12/2016 was curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on 11/XX/2014 and was closed with the modification booking on 03/XX/2015.	12/31/2016	1/12/2017
201164890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  The borrower called to confirm the payment made on 06/03/2016 was posted to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/27/2017
201164893	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Credit bureau inquiry disputes. There was no evidence to indicate the issue was still outstanding.	12/31/2016	6/29/2016
201164902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Co-borrower called in wanting to know if payment arrangement has been made for the month of August. Co-borrower indicated late payment due to curtailment of income. Co-borrower authorized payment in amount of $736.30 to be drafted on 08/24/2016 and was provided with payment confirmation number,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 04/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  The last borrower contact was in regards to the reduction incentive letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201164910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  The borrower called in to discuss the account. The borrower advised the reason for not making the payment was due to not receiving the statement. The borrower was advised the statement was sent out. Another statement was ordered to be mailed to the borrower. The payment amount for may was verified with the borrower. The borrower advised would send out the payment. Borrower stated intent is to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed 02/XX/2015 as loan modification was completed.	12/31/2016	2/4/2017
201164911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower verified all information, she states the statement shows she owes $460.90 and she has been paying over the amount due. Advised Borrower the additional funds were put in unapplied, they will be applied towards the advance total due of $460.90.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201164913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201162312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2016.  Borrower wanted to know if the double payment he made in June counted for July and August. Advised that it was applied that way and he is due for 09/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The borrower requested a 1098 be sent to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201164920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2015.  The borrower called to confirm that the recurring draft was activated; effective 01/14/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201164921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The borrower stated  mailed a payment for $370.00 and discussed how the payment has increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201164922	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower called in. Updated email. Authorized to talk to third party. Advised account is current and amount due.  The borrower was advised on 10/22/2015 to submit a letter stating is no longer working with the law office to have the cease and desist removed.  There is no evidence of the letter being received or the cease and desist lifted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/14/2017 Servicer Response:Account is still flagged as C&D. Authorization to speak with 3rd party	12/31/2016	11/24/2016
201164925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower stated she never received escrow statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201162313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  The borrower called for assistance in logging into the online account. Servicer submitted a ticket to the IT department to have the account reset. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 08/23/2016 loan modified by prior servicer.	12/31/2016	12/23/2016
201162314	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Bankruptcy modified per order of the court 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  Borrower was advised that final modification documents need to be signed and dated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The customer wanted to know why the payments are going up.  The agent advised it was due to the escrow shortage which could be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower inquiring about when Debtor on account will be released.  Representative advised they will work on it "today" and escalate it to be completed. Representative emailed the Bankruptcy team to release from Bankruptcy.  The last discussing regarding Borrower's MOD occurred on 09/XX/2015, when Borrower inquired about $5000 incentive, and Representative advised it was for a MOD.  Previously, Borrower called discussed MOD being booked and making payments directly to Servicer, as opposed to making payments through BK Trustee. Further discussions regarding MOD were handled through the Bankruptcy department, as Borrower was in Bankruptcy when MOD was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201164939	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  The borrower called in to discuss the payments. The borrower inquired why the payment was raised. The borrower was advised the payment increased due to an escrow shortage. An Escrow Analysis was requested to be sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower advised verbally that the account has late fees. The borrower disputed the late fees because the borrower stated has not received a statement. This was resolved and the late fees were reversed on 11/24/2015. .	12/31/2016	8/4/2016
201162315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  Borrower called to see if she needed to pay the $1212.20 for the escrow shortage. Borrower advised that the total is the annual escrow amount and is spread over 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016.  2/20/2016 Spoke to the borrower who requested to have  form 1098- Year end statement. The statement will be mailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  10/19/2016 Spoke to borrower, verified that XXX and that Escrow on the account still covers taxes and insurance. Borrower mentioned missing payment, will be calling borrower back to discuss as the representative did not understand. Approval to cancel MI 05/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201164947	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2016.  The borrower was called in regards to a request that was received. They were provided with the instructions on how to cancel the escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: An email dispute was received per comment noted 06/07/16. The dispute was in regards to the removal of the escrow the borrower was requesting.	12/31/2016	10/25/2016
201164948	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/03/2016.  Borrower called in and wanted information on another account and stated that spouse makes payment on this account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower wanted servicer to stop reporting this account on credit bureau. Response was to have borrower send in supporting documentation to be removed.	12/31/2016	10/8/2016
201164949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2016.  Borrower spoke with agent discussed HELOC options and if stipulations are on the loan. Borrower advised they would send a copy of the mortgage to review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201164950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower inquired about the tax form 1098 details and agent property the taxes and insurance amounts that were paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201164951	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201164953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Borrower wished to know if servicer received flood insurance coverage. Servicer transferred borrower to appropriate department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was previously in foreclosure; however, the case was closed and billed as of 01/XX/2014.	12/31/2016	11/29/2016
201164955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Borrower not interested in Loss MIT, 02/17/2016. RFD, unable to contact borrower. Borrower mailing in payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/30/2017
201164966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  Borrower called inquired mortgage statement and amount due listed.  Agent advised the borrower account status and amount due statement does not reflect October payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201164970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  The borrower advised they have obtained a new insurance policy and will be calling back to update the policy details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201164971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/05/2014.  Borrower called to inquire on the amount due and status.  Associate advised loan is due for 06/10/2014 and payment went up due to escrow and borrower stated they will issue a bill payment today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2014.  Borrower contact on 11/15/2014 shows borrower issued a payment with the effective date of 11/15/2014. Reason for delinquency cited on 11/15/2014 was curtailment of income. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201164976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The borrower called for general account information and want to know the next due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201164978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Borrower called in to make pymt, was told debit cards not accepted, had bank info to pay one time payment.  Less than 2 mos delinquent therefore no RFD. Language barrier between borrower and caller. Co-borrower inquired about fax number to fax BK discharge papers into office 09/15/2016. Loss MIT discussed w br 05/20/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201164982	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  The borrower called in regards to their insurance. They were advised of the renewal and the premium amount that should be disbursed for $2,236.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/29/2016
201164984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower called regarding escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Advised borrower that late fee does not affect credit score and advised of principal balance. Payment arrangements discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/13/2016
201164989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower stated they haven't received any bills, requested a billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201164991	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Borrower requesting copy of billing statement 07/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Billing statement was mailed to the borrower, no evidence to indicate the matter was still outstanding.	12/31/2016	8/17/2016
201164994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  Borrower called on 10/06/2016 in regards to the amount paid and due and was advised how to request information in writing and advised the deferred amount is part of what is due.  Comment dated 09/0/2015 shows borrower inquiring as to the status of the removal of private mortgage insurance.  Associate advised not able to remove and PMI will cancel at mid point of the loan or 70% of the loan to value.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201164995	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2014.  Last contact was with Borrower's Attorney, regarding MOD, to discuss status. Executed Final MOD documents were received from Borrower 06/XX/2014.  Borrower called in 06/23/2014 to check the status of loan MOD, and stated has made trial payments but has not heard from anyone.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201165001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  Borrower was advised of step rate modification step.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Borrower not interested in auto pay, 10/04/0216, stated not ok to use auto dialer to call borrower, making online payment, explained to borrower why payment went up due to escrows.  04/10/2016 the borrower stated gets paid the 3rd of every month and has limited income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201165005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower had an inquiry about their 1098 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower called in for help logging in online and made a payment for $592.65.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201165008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2015.  Borrower provided authorization to speak with Son.  Borrower was contacted regarding forced placed insurance. Borrower requested a copy of flood insurance policy and Representative transferred Borrower to Assurant.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201165009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Comment dated 10/10/2016 shows a payment was completed.  Borrower requested to have the escrow removed and was advised it is required per the modification.  Comment dated 01/08/2014 shows borrower called to inquire if the modification was accepted and was advised they still need to send $724.76.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure and was closed with the modification booking on 01/09/2014.	12/31/2016	10/11/2016
201162326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called and requested a waiver of the late fee. Borrwoer advised it was approved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/29/2016
201162330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  Borrower inquired about getting their own insurance company as they were currently put on lender placed insurance. Servicer advised how to proceed and transferred borrower to the insurance company for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Commentary on 08/23/2016 states Modification was completed by previous Servicer,	12/31/2016	12/23/2016
201165025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  The online account was unlocked for the borrower and the payment made to the account was verified as received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	2/4/2017
201165026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2014.  On 02/21/2014, the borrower requested to remove a cease and desist from the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  Borrower called in regarding confusion over billing statement; call transferred to customer service. Reviewed escrow analysis and advised customer a copy is being email to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165037	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Spoke to borrower who disputed late fees on account. Explained the late fee was in relation to loan modification and fee was applied towards the advance charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Late fees regarding loan modification, there was no evidence to indicate the matter was still outstanding.	12/31/2016	10/14/2016
201165038	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Authorized 3rd party called regarding letter received needing proof of insurance; advised we received proof and account was up dated.  Call transferred to customer servicer. Comment prior on 07/07/2016 reflects borrower passed away.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:XXX is the executor of the estate and lives in the property.	12/31/2016	1/17/2017
201162332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201165042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower made a speed payment in amount of $1349.39.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201165044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower spoke with agent discussed account status and made payment but returned on the 12th.  Borrower made a payment on a different account with the agent.
5.12.2016  The agent discussed Loss mitigation options with the borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on 08/22/2014 reflects loan was previously modified. Date of loan modification not provided.	12/31/2016	10/13/2016
201162334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  Borrower called to request monthly statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  The borrower was informed of the payment date and the date the payment needs to post to the account to avoid a late fee. The borrower promised to mail the payment today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201162335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2015.  Borrower called to check when last payment was received and when next payment due. Servicer transferred borrower to refinance department for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No case number or chapter type provided in notes. Bankruptcy comments are regarding the borrower filed a reaffirmation agreement while in bankruptcy status.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 08/23/2016 loan modified by prior servicer.	12/31/2016	1/1/2017
201165059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower RFD:Curtailment of income. Ongoing attempts to contact borrower. Upon earlier contact, borrower did not have checking acct info with him and was calling back with info the next day. Speed pay created for 07/18/2015 in amount of $700.85 plus $12.00 fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201162336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2015.  Borrower called, advised that lender placed insurance would be put on the loan for $4700 annually.  Borrower advised to shop around for new insurance as the prior policy was not renewed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162337	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  Borrower wanted a copy of the modification agreement mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  Advised borrower of paid payments and payments due. Also advised borrower of 1098 form requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201165063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  Borrower stated did online payment 10/09/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2014.  Borrower called in asking how to remove PMI from the loan.  Servicer provided instructions on how to possibly have it removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2016.  Borrower requested escrow analysis due to decrease in hazard insurance. Insurance ran figures 468.14. Customer had questions and was transferred onshore.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called regarding payment change. Servicer advised borrower about modification interest rate change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201165074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Borrower inquired about where extra funds are applied and the loan mod. Borrower advised that the modification is complete and the extra funds are being applied to the principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  The borrower scheduled a payment in the amount of $792.98 for 04/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201165085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2014.  Borrower called inquiring about windstorm policy payment; call was transferred to insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201165091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2014.  Servicer called and spoke with authorized third party from XXX who stated was only helping borrower with modification and stated no longer assisting borrower with loan modification and wants number removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201165092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  The borrower was contacted regarding the account's past due status and made a payment; the agent sent an email to request the waiver of payment fee.  The agent verified the borrower's home phone, cell phone, work number and property address.  The borrower disclosed the reason for default as curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Borrower stated he mailed his payment two days ago.  Borrower refused to provide an RFD.  Borrower stated his preferred method of payment is by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201165095	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Spoke with customer who refused to give the reason for default. Advised client they received payment. Promise was not created as promise already existed for 10/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201165100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower called regarding escrow overage refund she received.  She requested to have only her name on the check.  Representative advised both borrowers would be on check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201165101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower made post-dated payment for 10/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/19/2016
201165103	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  Borrower set up a payment for 07/05/2016 in amount of $935.80.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201165107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in to get 1098 information due to unable to access online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201165108	3	[3] MI Not Being Paid As Required [1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower said that she can make the payment today but did not know how much was due this month. Borrower said that she made the escrow shortage payment last month and should already be adjusted for that. Borrower was advised that the payment should be adjusted by April or May at the least. Borrower was advised of the total amount due and was very upset.  The commentary dated 01/14/2014 states a post modification counseling letter was sent, the modification was completed prior to the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower is disputing the amount due. Borrower stated paid the escrow shortage last month and that the payment should have been adjusted. There was no evidence to indicate the matter was still outstanding.	12/31/2016	10/18/2016
201165113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower requested a pay-off.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201165115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower spoke with agent stated was trying to pay with debit card and not system not working.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201165116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  Borrower called in regards to amount paid and due date of loan and also advised that they are not receiving statement. Borrower was advised that research will be made and corrections done, if necessary. Borrower was also advised that new statements will be sent with corrections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Modification occurred on 07/XX/2013.	12/31/2016	9/19/2016
201165120	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Authorized third party called and set up payment for 10/15/2016. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201165128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower called to check on insurance funds status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	9/20/2016
201162346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower wanted to make a phone payment, but after being informed of the processing fee he declined. Advised the auto payment system online has no fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162347	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Borrower called because the payoff quote link wasn't working.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Borrower stated they reaffirmed, no evidence in file of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2015.  The authorized party called to verify if the final modification documents were sent out. They were advised it had not been issued as of yet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The last comment in regards to the bankruptcy was on 07/02/15 which stated an adjustment had been made on the account but there is no information that indicates the status of the bankruptcy within the review provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on 04/30/16 stated the mortgage insurance was reported current to the mortgage insurance company. There are no current comments that indicates the status of the insurance.	12/31/2016	12/31/2016
201165143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Notes on 05/23/2016 reflect the borrower called to request a copy of the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/13/2016.  Borrower called to get info to see where to send in proof of insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The borrower was advised of the amount due for 03/01/2016 is $1049.93. The borrower stated that the payment would be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201165148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  Spoke to borrower on cell phone. Customer's ACH payment draft date was updated from being prior to the due date to now being on the due date due to system requirements. No need to collect a separate payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.  Comments on 08/18/2014 indicated the case converted from a chapter 13 to a chapter 7 case on 08/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201162355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201165151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  The last borrower contact was in regards to an inquiry about the decrease of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments dated 04/14/2016 indicate the loan was previously modified outside the review period.	12/31/2016	10/13/2016
201165152	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  The last contact with the borrower was on 05/12/2016 in regards to the borrower disputing a fee on their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments on 05/12/2016 referenced the borrower called in disputing the $10.25 fee paid from their suspense balance claiming there should not be any fees on their account. The borrower was advised at that time the fee was for late charges for payments from 12/01/2012 through 04/01/2013. The notes on 05/14/2016 indicated the issue was researched. There was no evidence to indicate the issue was still outstanding as of the end of the review period.	12/31/2016	8/8/2016
201165153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Representative advised Borrower that request for Billing Statement has been completed.  Notes indicate that Borrower's intent is to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  Loan Modification completed while Borrower in Bankruptcy, 06/XX/2013.  Prior Chapter 7 case discharged without affirmation on 08/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201165159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Co-borrower contacted in regards to monthly payment. Agent advised co-borrower of total amount due & co-borrower scheduled a payment in the amount of $79.98.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201165160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  Borrower called on 08/26/2016 wanting to know what happened with the escrow account as funds were taken out and sent to wrong insurance company.  Associate advised a new analysis will be completed once the information is received from the new insurance company. Contact with borrower on 07/07/2015 shows servicer advised trial payments due on the 1st and if received after it delays the process to generate the final modification documents. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure and was closed on 09/XX/2015 with modification being booked. 02/15/2017 Servicer Response:State Farm was corrected to be the payee and funds were remitted for the policy on 8.29.16.	12/31/2016	1/20/2017
201165164	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Borrower contact established verified all account information. Calling regarding payments due discussed escrow analysis and advised it was run in July.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	1/19/2017
201165166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called in with billing statement questions. Agent advised borrower to discard statement from 4/11/2016 as a new statement was generated on 4/18/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201162358	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower called to confirm payment made earlier today.  Borrower advise payment received and loan current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2015 and there is no evidence of reaffirmation.  Unable to locate discharge date.  Last bankruptcy comment date was 05/01/2015
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower disputing credit reporting. Correction completed same day.	12/31/2016	12/16/2016
201165171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower late due to change in payment, did not know payment had changed.  The borrower is mailing in balance of $134, no payment plan created.  The borrower's son is living in the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201165173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201165187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  Borrower called about payment increase rep advised of escrow analysis and advise her to pay the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201144016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  The borrower wanted to know why the loan was not being reported to the credit bureaus; agent advised they could speak with a bankruptcy representative about debt reaffirmation but borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 08/07/2015 indicated a reaffirmation agreement was not received. Comments on 08/09/2015 indicated the bankruptcy case was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Borrower called on 08/15/2016 in regards to late fees on 08/08/2016 and payment was reallocated on 09/06/2016.  Borrower refused to give reason for delinquency on 07/18/2016. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201165191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower inquired on escrow analysis and explained the analysis to the borrower. Borrower confirmed their e-mail address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201165195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  Borrower called in inquiring about mortgagee clause. Advised intent to retain property. Updated cell phone number on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201165199	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2015.  The borrower requested to update the social security number on file; agent provided fax number to send proof of change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Borrower called and made a payment, he acknowledged the late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201162364	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  Borrower called in, they are interested in refinancing their loan. Borrower also wanted information on the non interest bearing balance, advised it was the deferred amount from the modification.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201165210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower called in to discuss the billing statement received. The borrower inquired about the statement showing Other on the statement and what that meant. The borrower was advised a Service Request was completed. A call back to the borrower from a Supervisor was requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/10/2014 foreclosure closed due to loan modification.	12/31/2016	6/29/2016
201165214	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  The borrower called about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165217	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Borrower contacted wanted to confirm new amount is correct removing PMI. Discussed Insurance policy premium of $703.99 yearly, borrower requested rep then call cut off.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201165219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  The borrower inquired about property taxes; agent advised a disbursement was made on 09/04/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201162367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165230	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  The borrower indicated their credit report is incorrectly reflecting a balloon payment; agent advised to submit a written dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower disputed a balloon payment on their credit report on 06/27/2016. The borrower was advised they need to send in a written dispute.	12/31/2016	10/3/2016
201165232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Borrower called in and spoke with representative stating payment was made in error
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201165239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2015.  The borrower advised that they already sent the bill payment and the servicer should receive it today or tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201165243	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The borrower inquired about the deferred balance, amounts paid and due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201165245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201165249	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2014.  Third party called in and scheduled a payment with debit card. Payment brought account current. Notes indicate co-borrower is deceased, no further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 05/06/2014 - Skip Trace results showed co-borrower as deceased. 02/15/2017 Servicer Response:The borrowers are not flagged as deceased in the servicing system.	12/31/2016	1/19/2017
201165250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2015.  The borrower review the amount due and then made a payment for the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201165251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2014.  The borrower called in regarding the amount due and was advised ok to send through bill pay and the date the late fee was assessed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: No details in the comments on the type of loss mitt program the borrower was approved for. Pay History only shows a modified payment but noy sure if it is just a repayment plan or for a loan modification program, not enough details provided.	12/31/2016	10/18/2016
201165258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: No contact with borrower reflected in servicing comments available. Last skip trace effort was 04/01/2016 and was unsuccessful in reaching borrower.	12/31/2016	9/28/2016
201165259	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  The borrower sent in $1,436.51 instead of $1,463.51 which made the account late.  The borrower made up the late amount on 09/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201165261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2014.  The borrower informed the servicer on 01/08/2014 that the payment will made by 01/16/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201162376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2014.  Borrower requested paperless statements on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165270	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower called in verified account and agreed to set up secure payments of $2,157.46 effective for 05/31/2016 and 06/02/2016 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Received dispute over web for credit reporting. Letter mailed to borrower and dispute resolved.	12/31/2016	10/18/2016
201165271	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  The borrower discussed the amount due and then verified a payment was scheduled for 08/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201165273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  The borrower called in on 09/09/2016 regarding the escrow account.  The borrower updated to solar panels through the Hero Program and wants them escrowed.  The county will send in a bill for the panels to add to the taxes.  The borrower was advised the next escrow analysis will be sent in December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201165282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2016.  Borrower called to reset online account password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201162379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  The borrower called in regards to their automatic payment. There were no additional details provided in the comments on the conversation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/8/2016
201162381	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Borrower stated did not have account information and will call back to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Comments indicate that there has been ongoing contact with the borrower and a third party relative who rents the property.  The third party was essentially responsible for making payments but was paying late.  The borrower took back responsibility of making the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201162382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower inquired on late fees on account and advised the borrower of a late fee of $59.45. Late fees were waived as a one-time process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Initial step rate notification was reflected on 12/23/2015. Per payment history, modification occurred on 05/10/2011.	12/31/2016	12/23/2016
201165291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  The borrower was contacted about the payment. The borrower was advised the automatic payment was processed already, however the representative agreed to process the payment a second time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2016.  The borrower had questions about refinancing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165298	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.  Borrower called in regarding documents.  Servicer advised of the billing statement that was just sent out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201165303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2015.  Borrower sent in one out of two payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201165304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  Servicer spoke with borrower and  advised of escrow shortage. Agent provided borrower with new loan number and advised borrower June payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 04/22/2016 indicates that Mortgage Insurance is cancelled.	12/31/2016	6/29/2016
201165309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2015.  Servicer spoke with borrower and informed of billing procedures and updated brother's name.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 02/15/2016 reflects received Notice of Default and Election to sell from XXX. Since this property is owned fee simple, servicer/lender interest is not in jeopardy in regards to XXX's interest. As such, do not need to refer this matter to the attorney or pay any claimed delinquencies by XXX. There has been no contact with the borrower since 02/02/2015 despite numerous contact attempts. Most recent skip trace was completed 04/01/2015 and was unsuccessful in reaching borrower.	12/31/2016	10/24/2016
201165325	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called to ask why the payment went up, and was advised that their was an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201165338	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  The borrower inquired about the status of an escrow refund check and a credit bureau issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The borrower submitted an unspecified credit reporting dispute; servicer requested a correction on 09/21/2016. SERVICER RESPONSE 02/15/2017: 7/16/2016 1:37:37 PM  POSTED FUNDS IAO $1694.13 BACK TO ESCROW ON 7/16/16. REISSUE CHECK TO BE CUT ON 7/18/16.
			9/21/2016: Letter sent to borrower advising to call regarding CB disbute. Additional calls with borrower were discussions around VOM and late fees. No further notes about CB issue. (8BS) There were several reporting issues here due to MSP Conversion and two tradelines showing for customers. Our backend group has worked diligently ith all CB's to merge the tradelines and the issues have been resolved.	12/31/2016	10/20/2016
201165341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower informed the servicer on 10/13/2016 that the payment will be made online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201165343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2015.  The borrower was contacted to discuss the account. The borrower advised is at work and cannot talk. The borrower stated that a good time to call is after 5PM.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	2/1/2017
201165345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Borrower called to set up payments for 10th and 25th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201165354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165357	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  The call was transferred to the bankruptcy department due to an active filing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  On 05/23/2016 a proof of claim review was completed and the claim was approved. An amended plan was received on 03/14/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201165358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.  The borrower contacted the servicer on 10/08/2016 to authorize a payment in the amount of $1,024.38.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201165359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Borrower stated she thought she made a payment.  Servicer advised the payment has been received and may 2-3 days to post.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201165361	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower called in to check on insurance policy, borrower was advised it was on file and will disburse in April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201162389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  Called and spoke with borrower who made a payment for $1004.04 plus fees, effective 12/5/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Memo states Bankruptcy but no information in file.	12/31/2016	12/5/2016
201165363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201165367	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2015.  The borrower made a promise to pay for 12/7/2015 in the amount of $533.71.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 1/27/2016 indicated a credit dispute was resolved.	12/31/2016	9/19/2016
201165368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  The borrower called in to discuss the account and set up a payment for $904.39 to be posted on 09/29/2016.  The borrower was advised of the interest step rate change.  The borrower advised will look into refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201165374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2014.  Borrower called regarding an unspecified insurance inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201165375	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2015.  Borrower called in to have website username and password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2015.  The borrower was contacted to discuss payment on the account. The borrower advised normally sets up the $850 payment with Bill Pay and forgot on this payment. The borrower was advised the payment would need to be submitted by 03/19/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201162396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2016.  Borrower promised to pay $876.60 by 05/26/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201162397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2016.  Borrower called in for loan term inquiry. Borrower also stated that her credit card is expired and is wondering if that would affect her ACH set-up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan is current. Performing. Most recent comments show borrower inquiring on refinance options.	12/31/2016	11/30/2016
201165384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower was advised that the account is current and no longer in foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165386	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The servicer informed the borrower on 07/05/2016 that the payment has been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/1/2016
201165393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrowr called in regarding proof of insurance and stated agent will be calling in to provided. Confirmed payment and premium amount of $3779 is due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201165397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201165400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  Borrower called in regards to how much he owed on the loan and wanted to know about possible payment plans.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201165402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2015.  Borrower called in regarding claims check and was informed  to call when the actual check was in hand for further instructions. Confirmed July payment was sent via regular mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	9/12/2016
201165403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Borrower verified email address. Received PMI disbursement; account does not have PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201165406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/10/2015.  Borrower called in and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201165407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  Borrow called regarding the PMI removal process. Servicer advised borrower the process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201162398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower called to verify the payment amount for July.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2010.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201165414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201165418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2014.  Borrower called in to see what they needed to do to have their escrow overage check reissued. Agent advised borrower to mail in expired check with request to reissue the check due to stale date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201165426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 01/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  Borrower called in fully verified account and contact information. Reason for call was to verify the escrow payment address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201162399	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/27/2016.  The borrower made a promise to pay $1,323.70 by 12/29/2016 via Speedpay.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201162400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162401	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2016.  The borrower questioned why the monthly recurring automatic payment had not gone through; the servicer indicated there was a system issue. The borrower made a payment in the amount of $1231.97 for 11/21/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201165431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2015.  Called and advised borrower of amount due, stated payment is already set for it to come out on 12th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2012 and there is no evidence of reaffirmation.  Bankruptcy discharged without Reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201165432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  The borrower called with questions about the escrow. They were advised the payments changed due to the escrow shortage and they were advised of the late fees assessed to the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: External inspections were ordered during the review period as notation dated 08/15/15 indicates but there were no comments that indicated the date they were completed.	12/31/2016	1/31/2017
201165433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  The borrower authorized a payment in the amount of $968.95 + $12 fee and requested an escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201165436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  The borrower called to obtain the interest rate on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201162403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2016.  11/02/2016 Spoke to the borrower who had called in regarding a check they received in the amount $846.23 . The borrower was advised it was a refund for Escrow overage amounts
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 06/22/2016 indicated all loss draft funds were being released because an inspection indicated 90% of the repairs were completed. The loss draft process was completed.	12/31/2016	11/10/2016
201162404	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  The borrower stated that a payment should not have been reported as late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165445	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.  The borrower authorized a payment in the amount of $719.53 to be drafted on 10/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201165446	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  Borrower called in to get information regarding principal balance,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Borrower is disputing credit bureau reporting- wants foreclosure and delinquencies removed from credit bureau and is disputing principal balance. Principal balance is correct from modification (balance increase deferred with modification). On 08/23/2016 Servicer requested supporting documents for delinquencies from borrower for months that he is still disputing. 02/15/2017 Servicer Response:(8BS) - these letters are from a credit repair agency and is considered a Form Letter in which agencies dispute for the customer monthly - we have performed a full cb investigation on this account and no reporting errors exist. These are not true complaints and are considered frivolous and irrelevant as defined by XXX.	12/31/2016	1/19/2017
201162408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2015.  Borrower would like a statement showing his unpaid balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201144019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called in and authorized to make a payment the same day by speed pay in the amount of $725 to be drafted on 10/172016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A new bankruptcy filing was noted on 11/XX/2013. Comments on 12/02/2013 indicated the borrower requested a reaffirmation agreement but it is not evident the loan was reaffirmed. Comments on 03/19/2014 indicated the bankruptcy case is discharged. Bankruptcy details were not noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165451	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  The borrower called in to discuss the account. The borrower inquired if the modification was still pending. The borrower was advised a modification cannot be located. The borrower was advised would send an email to the assigned representative to call the borrower back after review of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201162413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  The borrower requested to have the late fees waived as fees were charged to her account due to the borrower cancelling the automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/13/2016
201165455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  Borrower made payment for $926.80 on 10/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201165460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  The agent read the modification terms to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/4/2016
201165465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2015.  Borrower called on 12/21/2015 to issue the December and January payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201165466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower made a promise to pay on 10/19/2016, advised of their reason for delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201165468	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 06/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 03/XX/2014.  Payment change notification was filed on 05/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Modification was processed on 03/XX/2013.	12/31/2016	9/23/2016
201165470	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2015.  The borrower authorized a payment in the amount of $854.43.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Agent called in to confirm payment was disbursed; confirmed sent 5/10 mand to allow 5-10 days for mailing and processing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201165473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower spoke with agent discussed account past due two payments.  Borrower refused pay by telephone due to the fee and agreed to pay with IVR system.  Default temporary due to Curtailment Of Income and agent advised of Loss Mitigation options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201165474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2014.  Borrower called to see if loan has been transferred. Agent advised no and gave total amount due of $637.36 and explained why paying $0.49 monthly is due to escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The last contact with the borrower was 09/14/2014 despite numerous attempts at contact. Most recent skip trace was completed 04/01/2016 and was unsuccessful in making contact with the borrower.	12/31/2016	9/24/2016
201165475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  Borrower called with questions about escrow; wanted to know if escrow included insurance, was advised no.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  The borrower called about online issues and not being able to log on. The representative reset their username and password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201162427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2014.  The last contact was made on 2/12/2014, in which the borrower had an escrow inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/23/2016
201165479	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Notes on 03/03/2016 reflect the borrower called to ask why the payment increased.  The borrower was advised that due to the taxes and insurance the payment increased.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201165480	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower called in and gave agent authorization to speak with XXX about all account details, amount paid and due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower states that credit bureau report shows a late payment and it was not. Credit bureau correction completed 07/26/2016.	12/31/2016	10/2/2016
201165484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2014.  The borrower called with questions about a short sale.  The represent sent the borrower a financial package.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	11/30/2016
201165494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called to inquire about cancelling the mortgage insurance.  Servicer advised the request must be in writing with authorization to complete an appraisal.  The request to cancel the mortgage insurance was denied on 10/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201165501	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  The borrower called to inquire about the escrow analysis that they received, and stated that they were advised of the escrow overage on the previous call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201165503	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  The borrower wanted stated that he would be sending a money gram in the amount of $962.99.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201165504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165510	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2014.  Third party called on 05/01/2014 in regards to payment posting and was advised it should be in the system by Monday.  Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201162432	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Ex-wife advised her pay varies. Made a promise to pay $1308.31 by 10/25/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/11/2016
201165520	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165521	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Borrower contacted verified all account information.  Discussed loan modification and short sale. Verified emailed and set up alert and emailed modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201165522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  Borrower wanted to know why her payments changed from what was on t he original modification paperwork.  Servicer advised that escrow amounts have changed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201165525	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 01/21/2014 reflects modification was completed in 12/2013. Comment dated 06/19/2016 reflects deceased date was obtained from XXX. However, date of death was not provided in comments available.	12/31/2016	10/1/2016
201165531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Notes on 09/26/2016 reflect the borrower called for information of the payment for the escrow shortage.  The borrower stated that they would send a check with the regular payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2015.  Borrower called to ask about a PMI letter received. Servicer discussed the reason for the PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2013.  Comments only reflect a prior dismissed bankruptcy no details regarding the bankruptcy was provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2014.  Borrower called and needed website password reset. Verified borrower demographics.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201165550	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201165551	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  10/17/2016 Borrower called in payment for $601.19 for 10/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201165552	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower called with unspecified inquiries about fees and requested to have the late fees waived.  The borrower called in on 07/07/2014 to determine why a payment was taken on 06/30/2014.  The borrower was advised the payment was taken with the auto system and was advised of the refund procedures.  They payment was to have been applied to the son's account.  The issue was resolved on 07/11/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201165559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2015.  Last contact with borrower was on 1/11/2016 where agent advised borrower payment is due 1/18/16 in the amount of $789.16. Borrower stated they promise to pay 1/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201165567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower provided the monthly payment for May.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201165571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Borrower made a promise to pay for 01/21/2016. Borrower was advised they have received a notice of cancellation for insurance, if they do not pay by the 21st they will put on force place insurance. Borrower states she mailed a payment on the 13TH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201165572	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  The borrower was advised the deferred payment is due to the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201162454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2016.  The borrower inquired as to whether their mailed payment was received. Borrower stated it was mailed on 11/10/16. The representative advised mailing takes about 7-10 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Noted loan modified with prior servicer.	12/31/2016	12/13/2016
201165577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Notes on 10/04/2016 reflect the borrower called regarding funds received in the amount of $43.00 and $1,263.51.  The borrower was advised that the larger amount was due to an escrow surplus.  The borrower was advised that $43.00 was not showing as a disbursement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201165579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  Borrower called about receipt of April payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201165583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Borrower inquired about removing PMI and was advised on process to do so.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201165587	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower called concerning the private mortgage insurance. They were advised of the process in order to remove it. Borrower agreed to pay for the appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comment dated 08/04/14 there was a claim check received from Travelers for $2,282.79 for damage done on 04/01/14 from windstorm. The check was endorsed and sent back to the borrower. There were no additional comments that indicated what the damages were or if any repairs were started/completed. The borrower was disputing the credit report because it was showing they were in foreclosure per comment dated 06/04/15.	12/31/2016	11/23/2016
201165592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201165593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2014.  Borrower made a promise to pay for 09/18/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201165594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/19/2015.  Borrower inquired about escrow shortage and was advised of a 13 month spread.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/26/2016
201162455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  07/06/2015 Spoke to the borrower who stated the payment had been made that day. Account id current as of 07/06/2015
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Borrower inquired about payment change.  Servicer advised the increase is due to overage in escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165634	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  Borrower called in to make sure correct insurance company was paid. Agent advised paid XXX on 11/22/2016. Agent advised borrower to send refund fromXXX disbursement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Details of bankruptcy not provided. Comment dated 07/28/2016 reflects borrower stated reaffirmed debt after bankruptcy. Comment dated 08/19/2016 reflects borrower called in to obtain payment history. Agent advised borrower need reaffirmation agreement to report to credit bureau agencies. Borrower advised will look into and call back.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower initiated a verbal dispute aganst the Servicer over late charges on 07/12/2016. Comment dated 07/28/2016 servicer ordered credit bureau correction.	12/31/2016	11/29/2016
201165640	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  The last contact was made on 8/23/2016, in which the borrower was advised of the escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/13/2016
201165641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2014.  Borrower and agent discussed account status and Loss Mitigation options.  Borrower advised agent modification documents received and overnight-ed the executed copy to the lender.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201162464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  The borrower promised to make an online  payment in the amount of $278.70.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162467	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower stated her renters pay by 15th of month and then she will send payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Limited details on BK provided. No evidence of discharge or dismissal.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201162472	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrowe inquired about the escrow shortage. The borrower was informed that it was due to taxes and insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165649	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  The customer called in stating needs to change the mailing address; stating the mail had previously gone to the attorney.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/22/2016
201165657	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower spoke with agent made payment $1033.35 as previously promised with agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201165662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Notes on 10/14/2016 reflect the borrower was provided with escrow information, modification information and the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201144293	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  The borrower indicated that their payment keeps increasing and was looking for any possible discounts to their taxes; agent advised to contact their tax collector's office and provided the fax number to the tax department in case the taxing authority can lower their taxes.   Loan was being paid through XXX from 03/07/2014 to 01/30/2015.  Loan was referred to attorney 05/04/2015, but no foreclosure actions were completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201162476	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  Borrower phoned in about getting their insurance check endorsed by servicer. Borrower has two different mortgage companies and wanted to verify which company should sign first.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/21/2016
201165670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  The borrower was contacted to request the two most recent bank statements.  The borrower only speaks Spanish, no English.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 07/XX/2011.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201165671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The borrower arranged a bill pay for $589.86 for 10/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201165679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  Borrower called in; confirmed all contact information and verified account. Borrower has some escrow questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201165686	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2015.  The borrower contacted the servicer on 04/06/2015 to authorize a payment in the amount of $1,620.23.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201165690	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower inquired about payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: On 11/17/2014, the borrower initiated a verbal dispute against the Servicer over late fees; the Servicer responded and the issue is closed.	12/31/2016	10/18/2016
201165691	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower contact established verified account information. Borrower stated will go online and set up payments and requested a supervisor look into the late fees on the account and why its showing up.  Completed a promise to pay for $898.94
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201162482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: No contact evident with borrower throughout servicing comments available. Comments reflect loan was modified by prior servicer.	12/31/2016	11/10/2016
201165693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  The borrower stated that a payment was mailed on 12/24/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201165694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The servicer spoke with spouse who wanted to make the February payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2013.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  The stay was lifted on 09/XX/2013; details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201165700	3	[3] Property Eligibility - Site and Utilities - Property Damage - Interior/Exterior UTD: Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs; Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  The borrower wanted to know why their payment hadn't been corrected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water damage on 3/31/2013, noted on 1/7/2014. Received check number 00135075 from XXX.  The damage repair amount is estimated at $1,401.72.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property inspect was completed, and funds released. No property inspection provided.	12/31/2016	11/21/2016
201165701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2015.  The borrower wanted information on the last payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201165704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called and wanted a supervisor, they disagree with the denial to cancel PMI, Advised borrower the value is still over 80% LTV.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201165706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2014.  The servicer informed the borrower on 11/20/2014 to go online to set up the payments via the Automated Clearing House. Borrower wants to pay extra monthly to pay off loan earlier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/8/2016
201165707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower was informed of the advances on the account and advised of the steps for the early removal of the private mortgage insurance. The customer also verified the cell phone number and stated does not work.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There is a reaffirmation on file with the courts per notes dated 12/11/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	10/28/2016
201165709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower spoke with agent regarding account status and delinquency.  Agent advised account does not qualify for Loss Mitigation options due to less than 2 payments due at time of call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201162493	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The customer called to confirm the receipt of the 08/01/2016 payemnt.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower inquired about missing a payment; stating had paid $1,500 on 01/02/2015 and for $1,588.11 on 01/30/2015 . After receiving proof, research revealed the payment was applied to the wrong account and the correction was made on 02/12/2015. The credit dispute was resolved stating that the January payment was misapplied; but no updated needed as no negative reporting was done.	12/31/2016	12/22/2016
201162496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  The last contact was made on 11/5/2015, in which the borrower stated would make a payment by the grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called regarding 30 day verbal payoff and a reverse mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201165733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  The borrower made a promise to pay and will call back to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201165746	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  The authorized party called and advised that the borrower was taking care of the payment, the agent advised the monthly payment is $1229.93; the account was short  $27.04 and the borrower should be advised that they may pay delinquent amount plus monthly when pays October payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201165747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201165748	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  Spoke with customer. Called regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201165750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower called in to discuss the account. The borrower inquired why the billing statement received reflects that the servicer is a Debt Collector and if that means the account is delinquent. The borrower was advised that does not mean the account is delinquent it is the verbiage used by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165757	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower stated they would make a payment online for $741.44 on 06/13/2016. Borrower did not want to set up for recurring payments and he was advised that he is less than 2 payments delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201165761	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  The borrower advised that the payment was mailed in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  On 09/21/2016, Borrower asked how the modification works.  Representative advised that the modification documentt is a Principal reduction.   Executed modification documents received by Servicer on 10/13/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201162511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201165768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/05/2015.  The borrower called in to request a payoff amount. There has not been any further communication with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201162522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016.  The borrower made a promise to pay for 11/25/2016 in the amount of $326.39.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  A third party inquired about the loan number change; and the agent explained the escrow analysis with and without the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201162527	2	[2] Payoff has been requested within the last 60 days [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/18/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  Borrower called in inquiring about the last payment received. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments reflect loan was modified by prior servicer. Payoff statement was generated 10/12/2015. Comment dated 09/29/2015 reflects credit bureau dispute. Comment same day reflects credit correction completed for balance dispute.	12/31/2016	12/23/2016
201165775	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  The borrower called in regards to 1098 and was having problems with online system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201162529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Borrower called in and spoke to representative about having PMI removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2014.  Borrower called in regarding the address to send and escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201165786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  Borrower called regarding late fee on account and requested the late fee be waived.  Representative advised to send in letter requesting late fee removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment History indicates modified payments, however notes provided do not mention modification.	12/31/2016	8/8/2016
201162532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower called in and requested to make bi-weekly ACH payments. Borrower will use equity accelerator. Borrower stated needs referral code. Agent advised servicer does not have a referral code to give. Borrower had the wrong number so agent provided borrower with the correct number. Agent solicited ACH. However, borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  The borrower made an inquiry regarding escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165790	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2015.  Borrower called to change the ACH date to the 3rd of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2015.  Borrower advised will be sending a payment next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 01/23/2014 Foreclosure was closed due to a loan modification.	12/31/2016	10/3/2016
201165795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Borrower wanted to be advised when escrow analysis is ran.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201165804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2014.  02/25/2014 Borrower called in about letter he received regarding homeowners insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162540	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Borrower two called in with frustrations about the payments. Borrower going through the hardest hit funds and want to speak to a manager  about removing all late fees and credit impact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165811	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower set up payment in the amount of $1300, to be drafted on 10/21/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201165812	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  A third party called in to discuss options on check that was received.  Servicer told the third party he would need to go to probate court.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: Since notes begin the servicer has been speaking with an authorized third party, who is reportedly executor of the account.  There is no reference to the borrower, if there was more than one, or when the borrower died.  On 08/04/2014 the third party was told to send in the executor paperwork.  No indication it was ever received.  Authorized third party lives in property.  Third party source of income is one check that comes in on the 5th.  Third party stated no checking account and makes payments through XXX.
Authorized third party called in on 06/20/2014 about PMI and was told a statement was sent out 06/12/2014.  There is no other reference to PMI in notes.  Lender is advancing for hazard insurance.
			Moderate risk: Non-borrower live in property and makes mortgage payment.	12/31/2016	11/30/2016
201165822	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower called on 07/14/2016 to inquire on their credit bureau reporting and a credit bureau correction was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201165825	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  Borrower called and made a promise to pay, stated he had sent it through his banks bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201165833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201165835	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2014.  The borrower requested confirmation of the loss mitigation status.  A cease and desist was received on the account on 07/25/2014 and there is no evidence of removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/14/2017 Servicer Response: Account is still flagged as C&D. No notes to support reason.	12/31/2016	6/29/2016
201162551	2	[2] Loan is in Bankruptcy [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2016.  The borrower requested a copy of their June billing statement.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/02/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/3/2016
201165841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Borrower paid off all late and other fees, loan is only due for monthly payment. ACH was set up to begin 12/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/1/2016
201165842	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  06/17/2016 Borrower called  in upset that special letter not completed yet. Rep sent expedited email to have letter completed per borrower states deadline 07/01.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower sent in letter regarding account reporting. The credit report shows two valid mortgages, one to prior and one to current servicer. He requested a letter showing they are one in the same and that he does not have two loans. Advised him they are aware of the issue and correcting it.	12/31/2016	10/9/2016
201165846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  Borrower called in the request the fax number to send in the request to have PMI removed. Advised of fax number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201162559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in a payment and advised at the time the property was vacant
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162565	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower advised they are still waiting for final MOD documents. Representative advised that documents will be sent out within a month to sign and will come XXX overnight.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/19/2016
201165866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2016.  Borrower called in to make  arrangements for next 3 payments ;however, no payment plan created as the borrower is less than 2 months delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan modified prior to start of comments. Borrower is retired and on fixed income. 03/06/2017: Ditech states no claim was filed. Borrower contact on 02/28/2017 “TT XXX ADV FOLLOWING UP ON 5/16 INQUIRY ABOUT A LEAK IN YOUR HOME.CUST STATED HE FILED A CLAIM BUT IT WAS DENIED BECAUSE HE DID NOT HAVE WATER DAMAGE COVERAGE, SO HE TOOK CARE OF IT HIMESELF.”	12/31/2016	10/22/2016
201162578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  11/17/2015 Spoke to the borrower and went over the account in full detail and what the next steps are (in regards to modification)
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201162580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Borrower called in to make sure Agent could see half a payment was made. Borrower stated will complete the second half on 10/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.  Comments indicate that a bankruptcy was filed on 5/XX/09, prior to the review period and discharged on 6/XX/14.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  Spoke to the borrower who was unable to access their account online. Reset the password for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Spoke with borrower regarding insurance issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201165875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  Borrower called in regarding receipt of fax document. Servicer updated insurance policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201165881	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  Notes on 01/27/2016 reflect the borrower called regarding the reaffirmation for the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201165882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in to update debit card number to update ACH. Advised borrower if using RNG and account number that it did not change  and borrower is fine and still active.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201162594	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  05/04/2016 Spoke to the borrower in regards to credit reporting. Borrower stated had filed bankruptcy that had been discharged and thought that there was reaffirmation of the debt.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Unable to determine discharge date. No further details of bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Credit bureau dispute. Borrower disputed credit reporting due to reaffirmation during bankruptcy. Credit correction completed 11/19/2016.	12/31/2016	12/29/2016
201165889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.  The borrower discussed the escrow analysis and shortage; and the agent provided the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201165891	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Spoke with borrower who has submitted a Modification package. Borrower wanted to know what further information to send. Servicer advised that file has been closed and will need to send new package
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201162600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2016.  The last contact was made on 12/23/2016, in which the borrower had a statement inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/23/2016
201165897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called due to this loan being there credit. Rep advised that the request need to be in writing. No evidence credit complaint was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  Borrower called in and made a promise to pay $1229.92 via website by 07/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comment dated 07/05/2016 reflects outbound bankruptcy call. However, servicing comments provided reflect no bankruptcy details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	11/7/2016
201165900	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201165903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201165906	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower advised that she mailed the payment the beginning of the week. Final Claim funds endorsed and returned to borrower 03/29/2016 for water damage in 2014; appears damages repaired as claim funds released in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/17, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	10/3/2016
201165908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Borrower called on 09/30/2016 due to a payment issue with the automated system.  Borrower completed the payment with associate and stated the reason for delinquency being excessive obligations. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201162603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165910	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2015.  The borrower called about the returned check dated 03/30/2015; stating that had put the wrong account number on the check in error.  The caller then scheduled payments for $1,717.81 on both 04/06/2015 and 04/15/2015; and advised would try to make up the late fees the following month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period per notes dated 09/14/2015.	12/31/2016	10/21/2016
201162605	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower called and verified information, advised of known your options web site. Borrower made a phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  Borrower made a payment by phone. No detrimental issues were noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165912	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2015.  7/22/2015 Spoke to borrower regarding insurance
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201162610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  Borrower inquiring on a payment change. Advised that is it due to escrow amount change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201162613	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  The borrower had questions regarding the history of the modification.  Representative answered the borrower's question and provided the account details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  On 09/16/2015 the borrower was notified automatic payments can take up to 6 weeks to set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments show Foreclosure action was closed on 06/XX/2015 due to a completed loan modification.	12/31/2016	12/23/2016
201162617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  Borrower called, stated he just lost his job and wants to know what payment options are available. Borrower advised of options and he may consider a repayment plan if needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2014.  Borrower made a promise to pay on 02/17/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/4/2016
201162618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Provided total amount due to borrower. Borrower promised to pay $1,961.84 by 05/25/2016 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  Borrower called in and made a payment in amount of $1155.31 plus $19.00 payment processing fee. Agent provided borrower with the payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	12/31/2016
201162621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Borrower called to set up ACH, confirmed the 08/11/2016 payment and provided total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2016.  Borrower made a promise to pay $1290.27 by 02/23/2016 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  The borrower called for a copy of their 2014 1098 and the representative sen the borrower a copy of it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/12/2016
201162627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  Borrower called in to see if it would be ok to pay the 08/01/2016 payment on 08/05/2016. Agent advised borrower that would be fine and stated has a 15 day grace period to avoid a late fee. Borrower advised will go online and schedule the payment to be drafted on 08/05/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	11/30/2016
201162628	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2016.  Borrower called to obtain a loan number to establish their online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201165930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  The borrower was called in regards to the payment due. The borrower scheduled a payment for 05/11/2016 and was advised of the late fee date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201162633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Customer called and received confirmation that payment was received
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144355	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.  Borrower post dated a payment with the effective date of 10/10/2016 on 10/08/2016 and refused to give the reason for delinquency.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201162642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  The borrower called in because had not received a statement and wanted to make a payment.  Payment was taken in the amount of $966.70 for 10/11/2016 and the requested document sent to the borrower via email
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201162650	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  Borrower requested to discontinue auto-draft. Borrower also stated that they have 2 accounts and wanted to know if there was a way for it to not show the accounts being linked together.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201162652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  The borrower stated would be getting modification documents notarized.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201162653	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2015.  The authorized third party called to verify why they were receiving calls. They were advised it was for the payment but it was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/6/2016
201144032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  The borrower was advised of his June payment being due. The borrower stated that he mailed his payment already and he was reminded that has until the 16th to avoid late charges.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The borrower called in returning a call. The borrower was advised the call was for payment. The borrower was also advised the automatic payment was set up on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201162659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Borrower called in and made a promise to pay $516.83 via website by 08/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment dated 04/09/2014 reflects close, bill and dismiss foreclosure action as account was brought current by loan modification.	12/31/2016	11/9/2016
201162660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  The borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201165952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Representative spoke to the borrower on 10/14/2016 in regards to amounts paid and due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201165955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The borrower was advised of the private mortgage insurance removal instructions.  The agent was provided its payment amount and gave the fax number.  The borrower requested to cancel the mortgage insurance on 01/18/2016 and there is no confirmation of the cancellation.  The removal instructions were provided to the borrower on 01/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/8/2016
201165956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  The borrower was advised of the past due amount.  However, it was determined that the payment was applied towards the principal balance on 07/29/2016. A payment reallocation was submitted to correct the error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201165970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Spoke to borrower and discussed the payment options, borrower declined recurring payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201165972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2016.  Borrower called regarding servicing problems; payments had been made with another company; debtor was advised to contact other company and ask probing questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201165981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  The borrower has active ACH, but the escrow was not taken out. Speedpay fee was waived and the payment was set up for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201165987	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The borrower wanted to know how to pay of the past due balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201165988	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2015.  The borrower called in to discuss the Escrow Account. The borrower was advised of the taxes paid.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 09/09/2013.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201165993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Borrower updated their mailing address and requested an update to the name on the account. Servicer advised to send a signed authorization to give details to spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201165994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2015.  Made contact with authorized 3rd party regarding  updated insurance information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201162675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower called wanting more information on making a payment. Borrower was advised to pay escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: PMI was reported current to company.	12/31/2016	12/31/2016
201162677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  Borrower called in states will mail in payment for escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201162678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Per last contact on 05/31/2016 borrower called in to make a payment by phone. Promised speed pay $488.38 by 06/02/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  The borrower called to address a mortgage insurance letter,discuss escrow, change in payment and overage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017: XXX states no claim was filed. Borrower contact on 02/16/2017 “TT XXX ADV F/U ON INQUIRY ABOUT WATER DAMAGE CLAIM IN 2014. SHE STATED HER HUSBAND AND SHE DECIDED TO REPAIR THE HOME THEMSELVES AND NOT FILE A CLAIM.”	12/31/2016	10/4/2016
201162683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  Borrower called in looking to possibly refinance. Agent transferred call. Details of transferred call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments are showing Step Rate Modification; however, no modification information is available. Borrower being solicited for HARP.	12/31/2016	12/6/2016
201162684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2016.  The last contact was made on 12/20/2016, in which the borrower had an insurance inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Customer states mailed a payment today,  payment should be here by Friday. Advised customer of the repayment plan if she needs other, she stated that she will pay the late payments off when she gets her pay. Borrower provided Know your options web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201162693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower called for clarification on billing statement, wanted to know why account being reported as past due when current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reference a discharged bankruptcy; however, no details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201166013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called in regards to escrow analysis. Agent advised borrower that he can make a payment to escrow to clear up shortage or can defer amount. Borrower can pay $469.54 to have escrow at a 0.00 balance, but would still have a shortage due to escrow requirement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201162695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2015.  Borrower called to verify if f January payment had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower was unaware that the co borrower filed for bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2014.  Servicer called and spoke with borrower who stated will make a payment online on 07/31/2014. Borrower stated is aware of late fees. Borrower confirmed intent is to keep property and stated reason for default is due to uses funds from tenant to make the payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Loan was modified prior to beginning of servicing comments provided.	12/31/2016	12/31/2016
201162701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower called for the status of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/6/2016
201162702	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015.  The borrower requested a copy of the payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower disputed the credit reporting for the payment history. Comment on 7/9/2015 state the issue was resolved.	12/31/2016	1/1/2017
201166016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Borrower called to discuss escrow account. Borrower provided date taxes were paid, balance in the account and most recent escrow analysis information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/23/2016
201166018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Spoke with customer. Called in because he received a check for insurance company. Advised to send the check to the escrow department. Gave the address. Customer intends to keep the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201162707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower asked how to obtain a copy of the amortization schedule. The servicer provided the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166021	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  The borrower called in to verify the account number, principle balance and interest rate increases due to loan modification.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 01/XX/2014.  Comments on 06/23/2015 indicate that the bankruptcy is active. There is no evidence of closure. The bankruptcy was filed prior to 01/XX/2014. No further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201166022	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Credit bureau dispute received 12/03/2015, unable to verify issue with reporting. Acknowledgment letter sent 12/28/2015. Issue appears resolved 12/31/2015.	12/31/2016	10/2/2016
201162708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/18/2014.  Borrower called in and verified account. Borrower stated did not receive the check. Agent advised stop pay and reissued the check for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	12/23/2016
201162709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Called borrower and made payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 10/XX/2013 and there is no evidence of reaffirmation.  The bankruptcy filing date and chapter were not provided in the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201166023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  Borrower called in on 11/10/2015 and verified all account information. Borrower called about credit reporting late but her account has been current since modification.  A request to cancel the mortgage insurance was submitted on 09/22/2016 and denied on 10/07/2016 due to the LTV not meeting the requirements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201166034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower called in to inquire about 1098 information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201166035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/13/2016
201162722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  Borrower requested year end tax statements. Servicer sent statement to both email and mailing addresses.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201166045	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/28/2016.  Borrower is asking if the master insurance policy has been received and why the insurance letters are still going out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/14/2017 Servicer Response:ccount is still flagged as C&D. No notes to support reason.	12/31/2016	11/28/2016
201166047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/13/2016
201166049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2014.  Borrower called in did payment for $887.41 for 01/10/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166052	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower advised would go online and make payment , borrower thought they had already made it and discovered it did not go through.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166056	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  Borrower called about the escrow check she received and wanted to know what to do with it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201162732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called to make speed pay payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201162733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2014.  04/10/2014 Spoke to the borrower who stated the payment for the months of March and April had been mailed on 03/05/2014 and the funds were withdrawn from the bank however the payments are not showing posted to the account. The borrower was advised to send in a research request to locate the payments, a fax number was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/13/2016
201166064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2015.  Borrower spoke with agent discussed account and made payment in amount of $574.79.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201166065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201162742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/6/2016
201162745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower called to confirm signature on modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/7/2016
201166072	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower called in regards to refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/8/2016
201166076	3	[3] Property Eligibility - Site and Utilities - Property Damage - Interior/Exterior UTD: Active insurance claim but unclear who holds funds or covered by bid; Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  Borrower spoke with agent discussed account status and the total amount due.  The borrower made arrangements to pay $1155.31 dated 6.15.2016.  The agent advised the borrower of Loss Mitigation repayment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  05/05/2015 claim check received in amount of $13,267.84. Unable to determine details of the damage or if 100% inspection was completed on 11/02/2015 contractor advised they are still owed funds.  The damage repair amount is estimated at $13,267.84.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property inspect was completed, and funds released. No property inspection provided.	12/31/2016	11/21/2016
201166081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201162746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  The borrower returned the servicer's call.  The agent advised the call was to collect a payment, but could disregard since the payment was received on 07/06/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began on 03/07/2014, were closed and billed on 06/16/2014 as the loan was modified.	12/31/2016	11/30/2016
201166083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Borrower was calling about refund and was advised that the refund will be through the insurance company since she a payment to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201166090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower wanted to pay the escrow shortage. After being advised of the vendor fee she did not want to pay over the phone. She also refused to give her email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201166091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2014.  Borrower is sending modification documents today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 04/29/2014 foreclosure closed due to loan modification	12/31/2016	10/5/2016
201162753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower called in regards to the modification agreement and made payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  Date of discharge was not available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Annual PMI disclosure was mailed on 01/03/2015.	12/31/2016	12/31/2016
201166099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Representative spoke to borrower on 10/03./2016 ; Borrower inquired about escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201166100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/18/2016
201166104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  Borrower stated on 06/15/2016 they could not make pay today and was advised to issue a stop payment and then would received an NSF.  Borrowers stated they can not pay until the 18th as they were in the hospital. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Servicer advised borrower on 08/15/2016 the August payment was set up for 08/14/2016. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201162766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Servicer verified all account information with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201166132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2014.  Borrower called to advise that payment was mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/15/2016
201166133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Servicer spoke with borrower regarding possible loan modification or short sale. Completed loss mitigation survey and advised has already been modified. Borrower advised has lots of bills and is struggling to afford.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201166140	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower had questions on escrow shortage. Advised of two month cushion and an insurance or tax increase will increase escrow payment. Borrower deceased 04/2015. Wife of borrower is on the mortgage but not a signer on the note. No executor documents have been received,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201166142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Borrower called in regards to Insurance. Borrower stated that Serviser paid two insurances. Agent advised need to cancel.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201166148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2014.  Borrower said did bill pay on 11/10 for the November payment and normally is next day air delivery but since yesterday was a holiday should post this evening.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201166150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Talked to borrower 10/13/16 and borrower promised to make a payment 10/15/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201166155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  Borrower called in 6/3/16 initially requesting a Vietnamese translator.  Caller hung up and called back to discuss yearly payment, charges and deferred balance on statement.  Borrower was advised that payment changes are due to escrow analysis complete yearly and that the deferred balance was from a previously completed loan mod.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166162	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Spoke with borrower who stated that will go on web on 10/31/2016 and make a payment for $656.97.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201144037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2013.  The borrower promised to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201166171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  The borrower was contacted for payment status. The borrower set up a payment for $1123.87 to be posted on 07/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201166174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower was calling to confirm the payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201162777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  Borrower spoke with agent inquired of late fees accessed after the late fee was previously waived. Agent removed the late fee due to previous conversation with agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201166192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower issued check by phone on 10/20/2016 with the effective date of 10/31/2016 and stated they are not able to pay all the late fees at this time. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflect prior servicer modification.	12/31/2016	10/22/2016
201166193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  The borrower is unsure of property intention and discussed modification and short sale. There was no follow-up noted by either borrower or servicer.  Borrower pays through ACH; no contact required.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There may have been a bankruptcy filing per notes dated 08/26/2016; but no further details were cited.	12/31/2016	10/10/2016
201162788	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  Servicer re-set online account password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201144039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower wanted information regarding refinance and modification options due to the payment going up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary does not reflect the date filed or the date discharged.  Comments reflect the bankruptcy closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/6/2016
201162790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/29/2016
201162792	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called to reset web password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201144409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015.  Borrower called to inquire as to why payment increase on 04/14/2015.  Servicer advised borrower it was due to principal and interest adjustment.  Commentary dated 05/18/2015 shows an email was received from borrower advising where to send mail, requesting update on escrow account and to advise the co borrower completed a quit claim deed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/5/2016
201162793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Borrower arranged payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was previously in foreclosure; however, a close and bill request was placed on 04/XX/2015 after borrower completed a trial modification plan.	12/31/2016	12/30/2016
201162794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  The borrower called with questions regarding the increase in payment. The borrower was informed that the increase was due to an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/07/2014.  The borrower advised a payment was scheduled for February.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201162796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  10/17/2016 Spoke to the borrower who stated the payment was mailed out 9/28/2016, advised the borrower of possible lost check. Borrower stated will speak with the Bank and cancel the check then make a payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower stated payment is set up on bill pay for 02/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201166204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  Borrower did a bill pay yesterday in the amount of $650.00 and stated that they had some car problems.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201166207	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Servicer called borrower on 08/31/2016 in regard to a loan recast  offer and borrower stated they want to remove co-borrower spouse name from the loan as they passed away on 08/06/2016. Comment dated 01/22/2016 shows borrower wanting the overage being paid to be applied towards escrow and was advised to fill out the escrow box on the statement.  Borrower stated on 05/21/2015 they are on fixed income and receiving disability. A referral for assumption was submitted and an assumption package sent 09/02/2016.  Comments indicate that the borrower previously had a HAMP modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Moderate risk: Co-borrower deceased creating loss of income; borrower has recently requested an assumption package.	12/31/2016	10/19/2016
201162800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  The borrower called in to make a payment. The servicer solicited ACH however the borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201166210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called stated a check was sent that month. RFD was temporary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/1/2016
201166213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Notes on 09/30/2016 reflect the borrower submitted a payment in the amount of $1,777.28.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201162802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  Borrower stated payment on 16th denied due to bank error. Servicer advised that will run payment again.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201144041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2016.  The last contact was made on 12/21/2016, in which the borrower inquired about escrows.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/23/2016
201166215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  The borrower called to confirm that the amortization schedule that he requested on 08/20/2015 had been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/15/2016
201166218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  The borrower advised they made a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201166224	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower called to see if could email the condo master policy; but the agent provided the fax number.  The representative confirm that there is no private mortgage insurance on the loan and discussed the loan to value ratio.  There is a deferred balance which can be paid at the end of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201166226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called in to discuss the account. The borrower requested a copy of the 1098 form. The borrower was advised the form can be pulled on the website. The borrower was provided the account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201166227	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  The borrower requested that the additional $100 that is being paid to be applied to the escrow shortage and not the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower stated that per his modification that his payment and interest rate were to remain fixed. Servicer advised that per modification the rate change is effective 12/2015 to 4.375%. Acknowledgement letter sent 12/09/2015, Progress letter sent 01/03/2016. Request complete letter mailed 04/13/2016.	12/31/2016	10/2/2016
201166232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  The borrower called in with issues regarding their insurance. Will have the HOA send in proof.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201162812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2014.  The last contact was made on 8/26/2014, in which the borrower inquired about a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments referenced a bankruptcy, however; there was no evidence to indicate an active bankruptcy was on file as of the end of the review period.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/16/2016
201162818	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2015.  Borrower called and requested documents be emailed to both borrower and spouse.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	11/7/2016
201166240	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower called in, scheduled a payment in the amount of $2312.19 for 1024/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Loan Modified prior to review period.
			The word dead in in reference to dead air when agent made call to borrower on 02/17/2014	12/31/2016	10/22/2016
201166241	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower called on 05/19/2016 wanting to know about loan modification and was directed to Fannie Mae or servicers' website. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201166244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2015.  Notes on 08/04/2015 reflects the borrower submitted a payment in the amount of $899.68.  Borrower set up an ACH debit to begin 09/10/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/16/2016
201166246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  The borrower wanted to know why her name on the contract is primary, she never spoke or talked with anyone, the agent advised both parties have equal ownership in the property. A payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201166249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2015.  The borrower called to verify the incentive program letter as being legitimate.  The borrower requested cancellation of PMI on 01/28/2015; approval denied as LTV was 140.98% and appraisal was not authorized.  Loan was HAMP modified before comments begin.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was HAMP modified prior to the review period per notes dated 07/13/2015. The removal of the private mortgage insurance was declined on 02/10/2015; but no evidence of any payments was indicated in the pay history.	12/31/2016	9/18/2016
201166258	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Borrower contacted verified all account information and advised of tax disbursement on 9/19 for $1,541.26. Processed payment of $839.78 effective 10/13/2016 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower commented to servicer property badly damage; however, no insurance claim or inspection was completed.	12/31/2016	10/14/2016
201166260	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2016.  The borrower inquired on the taxes and the representative verified the March payment but also advised not available. Unsure if referring to the taxes in regards to the unavailability.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201162828	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016.  The borrower's spouse inquired about the modification status. The agent advised the modification was declined since there was no valid hardship on file and the loan was current.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The borrower's spouse filed bankruptcy per notes dated 05/17/2016; but no further details were cited.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/29/2016
201162832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2016.  Borrower wanted to confirm that servicer received tax identification number.  Servicer advised yes, received W-9 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 10/XX/2014 as account was brought current by loan modification.	12/31/2016	1/1/2017
201166273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201166282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  The borrower discussed the insurance; but no details were cited.  The customer verified the email address and stated had no cell phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/18/2016
201162833	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower called in and requested annual amount of hazard insurance. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201162834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2014.  The borrower called to see why there was a deferred escrow amount due in the amount of $278.89.  The agent advised that due to an escrow analysis done on 02/19/2014 there was a shortage.  However, the shortage was never included in the payments as a spread; and therefore have been deferred.  The customer was encouraged to reference escrow only when making a payment towards the deferred balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified prior to beginning of servicing comments available.	12/31/2016	11/7/2016
201166288	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Notes on 05/31/2016 reflect the borrower was advised that the payment amount was $945.30 and that the $750.00 that was in suspense was applied to the principal. Notes indicate a cease and desist on account and there is no reference to it being removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/14/2017 Servicer Response:Account is still flagged as C&D. No notes to support reason.	12/31/2016	10/27/2016
201166294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Spoke with Borrower, call disconnected. Borrower  made monthly payment via phone the following day.  Borrower called in on 02/10/2014 requesting information on having PMI cancelled and was advised to contact escrow and given fax.  There is no indication that it was canceled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2015.  Borrower made an inquiry regarding escrow in which the agent explained escrow disclosure statement. Loan modified prior to start of comments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201166297	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/02/2015.  Servicer called borrower on 01/02/2015 in regards to total amount due and borrower agreed to set up 2 payments one for 01/02/2015 and 01/16/2015.  Reason for delinquency was cited as being excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201166299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2015.  Agent contacted borrower, borrower refused to verify social security number and advised agent they did online bill pay and would check with bank and then hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period	12/31/2016	9/20/2016
201166303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201166305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  Borrower called in and asked what is the amount of September payment. Borrower advised having online issues, account is locked out. Call transferred for online assistance. Agent unlocked account, reset password and reset security questions.  Borrower makes payments on line during grace period.  No reason to contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to review period	12/31/2016	8/9/2016
201162836	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Servicer spoke with borrower who stated will pay $403.34 via bill pay by 04/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided in servicing comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Borrower dispute regarding account not reporting monthly to the credit bureau. Servicer made correction on 07/29/2015 advising to report the 11/2014 through 06/2015 payments.	12/31/2016	12/31/2016
201162837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  Servicer spoke with borrower who stated payment in amount of $469.65 was already mailed. Borrower stated does not receive check until the 13th of the month. Servicer solicited ACH. However, borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Loan was modified prior to beginning of servicing comments available.	12/31/2016	12/31/2016
201162838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called in to inquire about canceling private mortgage insurance. Agent transferred call to the private mortgage insurance cancellation department for options to remove.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer. Borrower requested on 03/31/2016 to have private mortgage insurance removed. However, no evidence PMI was removed from account.	12/31/2016	12/31/2016
201162842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Borrower called in to confirm evidence of insurance was received. Agent confirmed was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	1/1/2017
201162850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified by the previous servicer.	12/31/2016	12/23/2016
201162853	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/04/2015.  Third party an borrower 2 called in to verify information for the equity accelerator program. Call was transferred to equity accelerator. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 09/XX/2014 as account was brought current by loan modification.	12/31/2016	11/30/2016
201166314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower called regarding escrow, needed to get the amount of escrow being paid monthly and gave speed pay to pay balance of payment.  Borrower was on ACH but was not aware that escrow increased and didn't adjust ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201166320	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower scheduled a payment for $752.21 on 10/08/2016.  The agent advised that the tax bill would be paid for the correct amount as the servcier would contact the county or view the website to verify the amount.  The representative also advised that the reaffirmation agreement was required to send the statements.  The late fee was waived because the homeowner did not previously understand why the statements have not been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  The case was reported discharged without reaffirmation per notes dated 01/30/2014.  The lift from stay was received on 11/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201166321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  The borrower called in to discuss the account. The borrower advised that the billing statement for March reflects a $280,000.00 balance. The borrower was advised that is the amount after the deferment of the Principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201166326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  The borrower called to confirm that a payment was received. The borrower was advised that the payment was received and the next due date is 10/01/2015. Skip tracing efforts were noted on 04/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201166327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  The borrower called in to schedule a payment. The payment was taken for 10/31/2016 in the amount of $1,150.50.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	12/31/2016	10/19/2016
201162857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower wants to put solar panels on the house; but the agent advised the homeowner to go to the county for approval.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 08/31/2015 as the loan was modified.	12/31/2016	12/31/2016
201162858	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201166331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2016.  Borrower called and wanted to know who the servicer was. Agent advised of name change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	9/11/2016
201166335	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201166342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Talked to borrower who stated that payment was mailed four days ago. Stated it was a check for the total amount due of $710.73.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201162860	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  Servicer spoke with XXX stated made payment today via IVR in amount of $397.30 and wanted to verify payment was received. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	12/13/2016
201144433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called regarding the home insurance bill, they stated that is has not been paid yet . Borrower advised that the wind and flood policies were paid, borrower was asked to have their agent fax in a bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201166343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower called in advised was kicked out of the automated system, call was transferred back to automated system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201166349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2016.  Borrower called in verified identity; still requesting copy of title deed. Advised request still open will follow up and email to provided email address
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201162864	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  Borrower was trying to get online access to her account; stated that bankruptcy has been discharged. Servicer advised once discharge can be confirmed account will be available online. Notes do not indicate discharge as 2 post petition payments applied 10/05/2016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Notes do not indicate discharge as 2 post petition payments applied 10/05/2016. Unable to verify filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201166351	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  The borrower inquired about the amount due; and the agent advised that the amount due was $1,896.09 for 09/01/2016 and $1,909.69 for 10/01/2016.  The customer advised had not home or work phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: On 02/23/2016, the borrower disputed the interest paid amount $6,800 listed on the 1098 tax form; stating normally pays $20,000 in interest. The call was transferred to customer service; and the dispute appears resolved as no further communication was cited.	12/31/2016	9/15/2016
201166354	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower had a small claim , insurance docs recd, ACH denial  to be resubmitted, repayment plan not created less than 2 mos delinquent, RFD: curtailment of income, commitment made to catch up late pymts
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	1/19/2017
201166363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2016.  Notes on 06/22/2016 reflect the borrower stated that she would go online and submit a payment.  The borrower is paid bi weekly but it was a mistake on their part.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/25/2016
201162867	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  The last contact was made on 5/27/2015, in which the borrower had a general account inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/16/2016
201162872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  The borrower declined paperless statements on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified on 04/XX/2013 per the pay history.	12/31/2016	10/31/2016
201162873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Spoke to the borrower who sent in a payment in the amount of $442.26 for 10/8/2015 via XXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Bankruptcy prior to collection comments. Unable to determine details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	11/7/2016
201166376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2015.  Servicer called borrower on 12/15/2015 and informed payment has not been received.  Borrower stated they will go to bank to make sure payment was cashed and not stolen.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201162875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  Borrower called to advise payment will be sent in the amount of 283.39 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/31/2016
201166379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  The borrower contacted the servicer on 07/27/2015 to inquire about the late fees on the billing statement.  The servicer advised that the last payment only consisted of the principal and interest, and no escrow was paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201166380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower called in to ge a payoff on the account. The payoff amount with an expiration date of 08/10/2016 was quoted over the phone and also emailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201166382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  The borrower was advised of the total amount due. The borrower has multiple accounts and the payment was posted to the wrong account. A reallocation request was submitted to make correction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201166385	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166387	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.  Borrower called inquiring about the extra charge in the amount of $5.04. Agent advised this is the Corporate advance fees added to the end of the loan, original balance of $282.34. Borrower also stated have not been receiving her statements and wanted an explanation on escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166390	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called on 03/15/2016 to inquire on the payment and how much is owed and advised they will send a bill payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201166392	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called on 04/07/2016 to obtain the prior interest and taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201166393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  The borrower called in to discuss the account. The borrower inquired about the increase of the payments. The borrower was advised the payment increase is due to the escrow. The borrower also inquired about the deferred balance on the statement. The borrower was advised that was the amount deferred on the modification in 2013. The borrower advised wants to pay the taxes on own not through an Escrow Account. The request was entered to send the borrower a copy of the modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201166395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  The borrower called in on 05/20/2016 stating attempted to make an online payment at the beginning of the month and will go online to make the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201166396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower wants the ex-spouse removed from loan and was advised that the divorce decree has to be submitted in addition to refinancing the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/2/2016
201166403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  The borrower wants to pay extra to principal and advised of a new insurance policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/26/2016
201166405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2015.  The borrower made an insurance inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201166408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  Spoke with the borrower who advised that the payment was mailed on 11/22/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201166411	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/02/2015.  Spoke with borrower verified identity and account information. Borrower wanted a payment arrangement. Promised payment dates of 4/03/2015 & 4/08/2015 for $1624.73 each. Also advised borrower payments and statements crossed in mail and also informed borrower of service and speed pay fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201166412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called in regarding shortage on account.  Advise will pay online or call back to resolve shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 11/XX/2010.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/4/2016
201166417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2014.  The borrower inquired about a change made on the proof of insurance and was advised that the information would be given in 2 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  The case was closed on 04/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201162877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The last contact was made on 5/13/2016, in which the borrower was returning the servicer's text.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  Third party called to make a payment. Third party was advised that NSF fee was waived due to a double payment made in error and advised that the account is set-up for e-statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201162880	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2015.  Borrower spoke with agent regarding payment and stated will send via mail over the weekend.  Borrower communicated the reason for default due to payroll glitch.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: On 10/06/2014, the borrower disputed the late payment reporting on credit report with Equifax. Servicer pulled pay history; account was late in 2013 but has been reported current since 11/2013. No further communication, issue appears resolved.	12/31/2016	12/31/2016
201162882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2015.  Borrower requested information on the next due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166427	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  Borrower was advised of what is past due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/26/2016
201166431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Borrower calling in upset that online payment not working, does not want to pay fees to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201166433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower made a monthly payment via telephone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201144046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  The last contact was made on 12/14/2016, in which the borrower requested to speak to loss mitigation, no additional information was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/31/2016
201144048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2016.  The borrower called for the total amount due and was transferred to a Spanish speaking representative.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201162896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2015.  Borrower called in for a late fee to be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201162898	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Borrower made contact to request an inspection as there was existing damage to the property.  Commentary reflects evidence of a complaint received on 04/30/2015 with case #XXX.  The borrower's attorney was disputing the loss mitigation decision.  The modification was booked on 10/29/2015 and the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Hazard loss inspection was completed on 12/29/2016 with a 100% completion.03/07/2017: Servicer provided Property inspection reflecting all repairs are completed.	12/31/2016	12/29/2016
201166440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2015.  Borrower setup automatic payments and confirmed loan maturity date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201166442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  The borrower called to provide their new homeowners insurance information and authorization.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201166443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower called in to make a payment for 07/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/26/2017
201166449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Borrower called to get address to send payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/26/2017
201166454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower called in regarding insurance. Call was transferred to insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	10/8/2016
201162901	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  The borrower called in on 06/26/2016 to cancel the second repayment and was advised it would have to be paid by 07/29/2014. The last borrower contact was on 12/16/2016 at which time the borrower made a payment and promised to pay again by 01/17/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/16/2016
201166455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2014.  The borrower stated that she set up a payment for $814.19 through her bank to cover June and July payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201166464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower called inquiring about the insurance claims check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/06/2017, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	10/9/2016
201162908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Borrower requested a password reset for his online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/16/2016
201162909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  The borrower called to inquire why their payment changed. They were advised it was due to the rate change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/29/2016
201166477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  The borrower authorized a payment in the amount of $1,057.90.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201162917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  The borrower requested their 1098 year end statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  Borrower called with a tax inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201166485	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower called to remove their PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201166488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  Borrower made a monthly payment via phone.  Borrower set up ACH on 05/08/2015 to start 05/132015; still in effect.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  The borrower contacted the servicer on 06/21/2016 to inquire about the high escrow payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201166498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower verified that the automatic payments were due to start bi-weekly in March and also verified the amounts.  the customer was advised would not be able to change the amount over the phone but would need to go online or submit a letter.  The e-mail address was verified during the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201166504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called regarding the bill statement.  Servicer advised will send another one and advised how to access this information on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: HAMP modified before notes begin.	12/31/2016	9/25/2016
201166506	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2014.  The borrower verified the contact information on file and stated that had mailed the payment for $1,032.04 on 01/02/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201166507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  The borrower called to inquire about the escrow shortage. The representative advised them of the process and where to send the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201166508	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2015.  The borrower called in regarding PMI (private mortgage insurance) and wanted to make sure it was not canceled. Advised RFD was due to excessive obligation.  Cease and Desist still in effect as of 06/18/2015; no evidence it was released.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:Account is still flagged as C&D. No notes to support reason. Previously had attorney representation	12/31/2016	10/1/2016
201162925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower's information was verified and borrower was notified of the "Know Your Options" site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166511	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  Borrower called in and wanted the details on the advances on the account and was told to send in a written request.  Borrower had set up an ACH on 10/02/2015 to start 10/14/2015; still in effect.  Borrower had called in on 09/25/2015 and asked if servicer was reporting to credit bureau and was told no, as no reaffirmation had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  The only bankruptcy comment was on 09/25/2015 when the borrower was told that there was no credit reporting due to no reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166512	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2014.  The customer said there was a problem with the payroll last month and was not able to go online to make the payment; so waited until today when the funds were available.  The borrower scheduled a payment for $1,757.89 for today and also for $891.68 for 11/01/2014 and 12/01/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201166519	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower inquired on what to do with a claims check and advised him to send it in un-endorsed to the claims department. Advised the borrower that inspection needs to be done on the home.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, XXX provided copy of property inspection stating repairs were 100% completed.	12/31/2016	11/28/2016
201162927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  Borrower spoke with agent discussed account status authorized payment $780.99 to process on 09/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2016.  The borrower called to inquire on the payment increase. They were advised it was due to change in the escrow that was based on the increase to the taxes. The representative advised them on how to pay the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Per comment dated 12/14/16 there were funds disbursed to the third party in regards to an insurance claim. The details of the claim was not available in the comments provided. Notation states a claim check for $1,275.74 was mailed to the third party.	12/31/2016	12/27/2016
201162930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  The borrower authorized a payment in the amount of $2624.59.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower inquired about a late fee being waived. Agent waived late fee of $26.92, as a  courtesy. Borrower state out of work only one income in the home and interested in HARP. Agent gave number and borrower said will call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/19/2016
201162934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  The borrower had questions about a payment increase; a new escrow analysis was completed with the shortage spread over 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  The borrower called in to pay the escrow payment; and the agent advised to mail it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 07/24/2015 as the loan was modified.	12/31/2016	11/14/2016
201166536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2015.  Borrower called in advised he received tax bill. Servicer advised borrower they will take care of the bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201162935	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower called to inquire about her balloon date and balloon payment. The servicer advised the borrower there was not balloon date, but provided the borrower with the maturity date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201166542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Borrower make payment for 09/30/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201166547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2014.  Borrower made a promise to pay for 10/17/2014, citing curtailment of income as the reason for lateness.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201166554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  The borrower promised to make a payment for $532.07.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201166556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  Representative spoke to borrower in regards to amounts paid and/or  the amounts due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on 06/16/2016 indicated the borrower was advised the trustee payments were not applied correctly and the loan was paid ahead. Comments on 06/20/2016 indicated the bankruptcy was discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201166558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2015.  The borrower wants to do a short sale and discussed the short sale process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	2/1/2017
201166561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called to verify the insurance policy arrived and the amount which was confirmed by the agent.  The representative provided the customer with the amount due and obtained permission to call the cell phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201166574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201166577	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Borrower called to verify only on payment scheduled for 04/16/2016.  A credit report dispute was received on 01/18/2016 and noted as resolved on 02/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201166578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2014.  The borrower promised to make a payment for $1008.45 on 10/01/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201162938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Borrower called in to schedule a payment in the amount of $759.25 for 01/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower contacted, verified all account and contact information.  Verified intent to retain property and advised  reason for default due to payment schedule.   Completed promise to pay for $430.26 effective 03/09/2016 and $860.51 for 3/12/2016.  Borrower stated mailed two payments previously for $430.25 and 430.25 not sure of date on 2nd check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201166586	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower advised servicer on 04/12/2016 they incurred storm damage and has claim check.  Associate advised check needs to be endorsed and call transferred to claim for further assistance. Comment dated 08/05/2014 shows borrower called wanting to know when servicer reports to credit bureau and that they are under a modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Details of damages were not available. Comment dated 04/12/2016 cites property incurred storm damage.  The damage repair amount is estimated at $11,579.61.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 04/18/2016 shows servicer received insurance package from borrower containing pictures and adjusters estimate. 03/06/2017, XXX states property inspect was completed, and funds released. No property inspection provided.	12/31/2016	10/4/2016
201162945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Borrower spoke with agent discussed account authorized payment $1657.03 to process on July 21st.  The agent solicit Auto Debit recurring payment set up the borrower refused.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Missing details of the Bankruptcy filing from this version of the imaged file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201162947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower has web payment issues.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  No bankruptcy case information provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/14/2016
201166593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  Notes on 10/06/2016 reflect the borrower called regarding the insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201166594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Mortgage insurance refund was received in the amount of $2.07 on 11/04/2015.	12/31/2016	10/31/2016
201162958	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2016.  The borrower scheduled a payment for $1,376.02 to be drafted on 1/3/2017 via Speedpay.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comment on 06/18/2014 reflects a discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  Borrower stated will pay August thru billpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  The borrower was called in regards to the payment that was due. They advised they were getting ready for a hurricane and could not talk but promise to pay by 10/16/16. The borrower was advised to call the servicer if needed assistance after.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment on 05/31/16 stated the mortgage insurance was reported current to the mortgage insurance company. There are no current comments that indicates the status of the insurance.	12/31/2016	1/1/2017
201162962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2014.  Borrower called in to verify the amount due. Agent advised $1340.60 due on 01/01/2015. Borrower inquired about the statement showing $750.00 added to the mortgage. Agent advised fee was added. Borrower stated was not aware and call was transferred. Details of transferred call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 08/15/2014 as account was brought current by loan modification.	12/31/2016	12/31/2016
201166599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Borrower called on 04/14/2016 to give new bank account number and completed payment over the phone.  Comment dated 05/18/2015 shows borrower called to see if their loans could be combined and was transferred to originations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201166601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/01/2014.  Notes on 12/01/2014 reflect the borrower called to request a deferment for the month of December due to the purchase of Christmas presents.  The borrower was advised that Fannie Mae does not offer deferments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201162964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  The borrower called in and stated they wanted to make sure only one payment was drafted instead of two.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2014.  Borrower called to see why there was escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2014.  The borrower called in on 07/17/2014 stating did not realize that the escrow amount changed and was advised the speedpay fee would be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201166610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  The borrower promised to make a payment online. The reason for delinquency was cited as curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201166611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower called in due to a letter received regarding Mortgage Insurance. Agent advised it was denied due to the property loan to value declined. Borrower was advised to send a written request to dispute the value based on an appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201144468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  The borrower called in to confirm if their insurance has been paid. They were advised that it was paid on 05/12/2015 in the amount of $1,933.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/13/2016
201166617	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Borrower made monthly payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/06/2015.  The borrower requested to have a surplus/escrow  check reissued.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified on 07/XX/2014.	12/31/2016	9/18/2016
201144051	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  The last contact was made on 8/9/2016, in which the borrower had a general account inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments found in the file indicating a prior bankruptcy but no details are available. Note dated 01/11/2011 states "adv bk disch instructions". Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/14/2016
201162970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower stated they were returning the servicer's call. Servicer advised they were completing account maintenance and calling to ensure borrower did not have any questions. Borrower stated they are interested in refinancing the loan. Servicer provided borrower with the refinance department direct phone number. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes indicate loan modified with prior servicer.	12/31/2016	10/5/2016
201162975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201166645	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  The borrower inquired about the private mortgage insurance cancellation letter which was reviewed during the call.  The customer also inquired if the August payment had been received which was confirmed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings, which began prior to the review period, were closed and billed in 09/2015 as the loan was modified.	12/31/2016	11/30/2016
201166646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Payment was created on 10/12/2016. Borrower called on 05/03/2016 to issue payment. Contact with borrower on 03/18/2014 shows servicer went over the terms of the modification and advised the final documents were received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201162978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  The borrower needed assistance with resetting the password and unlocking the account online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/5/2016
201162979	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2014.  Borrower called in and authorized agent to process payment in amount of $1103.84 to be drafted on 02/01/2014 and was provided with payment confirmation number. Borrower requested to stop electronic statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	11/7/2016
201166663	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2015.  The borrower called in regards to a check that was returned due to the servicer not able to locate the account number, so the borrower set up payment using debit card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201162984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2014.  Borrower called in returning servicer's call. Agent advised borrower to disregard call as the payment is already posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer. Comment dated 09/30/2016 reflects Lost Note Affidavit was created by doc admin.	12/31/2016	9/30/2016
201162985	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2014.  The borrower was informed the dispute documents were needed for the Hazard Loss review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201166666	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  The borrower called regarding insurance; details were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	12/31/2016	11/9/2016
201162986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  Borrower called in wanting to speak with XXX but doesn't have her  extension. Agent Informed customer that the payment was reversed and fees have been waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Borrower contacted verified all account information and advised account due for June. Informed customer to sent $63.28 will post with unapplied funds for June payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/25/2014.  The borrower inquired if the property could be rented and the agent advised as long as the payment is made the property could be rented.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to start of comments.	12/31/2016	11/28/2016
201166679	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2014.  The borrower called to check on the automatic payments and was advised it was scheduled for the 13th of the month and will be for 12/15 for this month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201166693	3	[3] Delinquent HOA Fees	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower made a promise to pay for 08/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower received letter from attorney stating she is $10K behind with delinquent HOA dues.	12/31/2016	10/25/2016
201166695	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower called to confirm a double payment for $938.37 was not made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201166703	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2015.  The borrower was advised the loan is being transferred from XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201166704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Authorized third party called to check and assure the account is current and agent advised next due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201166710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/6/2016
201166714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2016.  Authroized 3rd party called in and was wanting to change the mailing address. Servicer advised authorized caller that borrower has to call that information in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201162994	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Borrower inquired about the funds that were in suspense.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201162996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2014.  The borrower advised a payment would be made on 09/05/2014 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called to obtain the amount of the insurance premium. The borrower also inquired about their 1098 for 2015; the servicer emailed the 1098 to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201166734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/23/2014.  Spoke with the borrower about escrow. Borrower advised of no home phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163004	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  Borrower promised to make payment by 12/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/12/2016
201166742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  Spoke with the borrower about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201163006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  Borrower called due to not being able to submit a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166746	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2015.  Borrower made a promise to pay on 11/13/2015 in amount o $991.40.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201166753	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  The borrower agreed to make a payment for $1,512.92 dated 10/07/2016 via telephone. The borrower spoke with agent and discussed repayment loss mitigation options and account status on 09/21/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  Borrower 2 called in and requested password reset. Servicer also informed borrower options for making payments and financial information was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/17/2016
201163020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  The borrower called in and stated that the insurance company has not received her premium payment. The servicer advised they had paid it on 09/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201163025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  The borrower called to reset password, provided new email address and the agent advised the borrower of the 15 day grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2015.  An authorized third party called to request their password be reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/9/2016
201166760	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower wanted to confirm all accounts set up on automatic payments; servicer advised this account is on auto payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201166762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Borrowwr called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201166764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2015.  Borrower called to make payment. Payment set up over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201163038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer. there has been no contact evidence with borrower within servicing comments provided.	12/31/2016	11/17/2016
201166768	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  The borrower called in to see when the homeowner's insurance expires.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 06/14/2014 reflect that the borrower has been discharged through chapter 7 bankruptcy without reaffirmation. No further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201166772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/13/2015.  Borrower called in  regarding tax inquiry and 1098 form was sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201166775	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2015.  Borrower made a payment in the amount of $1930.91 and asked if late fees would be charged. Servicer advised no late fees.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Amended POC filed 05/XX/2015. Loan modification completed with approval from BK court. Unable to verify filing date or case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Processing mod approval and account is in arrears by $40K but reimbursement of $6100 approved	12/31/2016	11/30/2016
201166783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  Borrower made payment in the amount of $1053.62.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower called in regarding flood insurance. Servicer advised cancellation was faxed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  inbound call from borrower regarding missing statement. Call was disconnected.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201166791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201166793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  Borrower called on 03/10/2015 for assistance to reset their password for their online account.  Comment dated 12/05/2014 cites the modification documents were sent overnight last night.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was set up on ACH draft to begin on 03/02/2016.	12/31/2016	11/25/2016
201166796	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Borrower called on 04/08/2016 in regards to their tax statements. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Water damages was cited for date of loss 04/28/2015. Claim XXX filed withXXX.   Comment dated 02/25/2016 cites plumbing was at 401% completed.  The damage repair amount is estimated at $28,571.08.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, XXX made two attempts to speak with the borrower (02/16/2017 and 02/28/2017) with no response.	12/31/2016	11/7/2016
201166799	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower called to see why they couldn't use their credit card for payment; servicer advised that the payment can not be made via credit card. A payment was made for $1230.00 for 05/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201166801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  The borrower wanted to know why their payment went down; the servicer advised the borrower there was an overage in escrow and escrow balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Comments on 10/06/2016 indicated the notice of filing of the chapter 13 trustee's final report and accounting was received.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201166803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2015.  Borrower called to make a payment, was advised of the escrow increase; servicer explained escrow shortage and how to cure it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201166804	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2014.  Notes on 07/14/2014 reflect the borrower has an online payment arrangement in the amount of $847.84 for 07/16/2014.  The borrower also wanted to see if the ACH application had been received.  The borrower was advised that it had not been received but they could set up ACH online.  The borrower was also advised of the total amount due of which he stated he would pay online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201163055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  The borrower was advised the payment amount had changed and had been submitting the wrong amount; borrower paid the difference over speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/29/2016
201166810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201163059	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/20/2016
201166814	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower made a promise to pay for 05/07/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Payment was created on 09/29/2016. Borrower stated on 07/29/2016 they have to wait on funds and will issue payment through the automated system today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201166819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2016.  Notes on 07/06/2016 reflect the borrower called to make the June and July payments in the amount of $2,477.00.  The borrower stated that he had to catch up on other bills but should be back on track now and August payment should be made during the first 2 weeks of August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201166831	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called in and requested that the PMI be cancelled. The borrower was advised that the insurance cannot be cancelled. The borrower also had general account questions and asked for a copy of the loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201166832	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Borrower called on 08/16/2016 to issue payment with the effective date of 08/16/2016. Servicer advised borrower of the modification approval on 02/09/2015. Skip tracing methods were  evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/13/2016
201163068	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower promised to pay $1272.51 by 10/25/2016 via Web. Borrower advised will make the payment online today. Servicer advised that the reason she is seeing the $2146.83 is because the system is adding the late fees and the payment amount is $1272.51. Advised that she is only required to pay the base payment. The late fees can be paid out over the life of the loan. Advised that i can take the payment but it would be $19.00 borrower stated she will go online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer. There has been no contact with borrower throughout servicing comments provided. Servicer has made numerous attempts at contact with no success. No evidence of skip trace noted.	12/31/2016	12/31/2016
201163074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016.  Borrower called in an authorized third party for the day only. Agent spoke with the authorized third party who was requesting the unpaid balance and interest. Agent provided third party with requested information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 01/13/2015 reflects borrower is under the XXX Unemployment Program. XXX has been making the payments on the account since 02/02/2015. Last XXX payment posted 11/30/2016 per comments reviewed. Full details of the XXX program not provided in servicing comments available. No evidence if borrower is back to work.	12/31/2016	12/29/2016
201163076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/30/2016.  The borrower called and stated a correction request was needed for a payment in suspense, as it should have been applied to the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/7/2016
201166834	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2015.  Borrower called in regarding a private mortgage insurance (PMI) letter that was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201166837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower called in because they wanted to put any additional payments toward the deferred balance from the loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166843	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2016.  The borrower called to advise that the escrow check was never received and was advised that it will be reissued.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201163077	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2015.  The co-borrower called to have the deceased borrower removed from the loan. The co-borrower was advised to Refinance the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201166845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower called in verified  social and mailing  address. Reason for call is regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201166852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2016.  The borrower contacted the servicer on 09/02/2016 to inquire about the terms of the loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201166854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  The borrower was contacted to discuss the account. The borrower explained family member passed away suddenly as the reason for default. The borrower was advised of the total amount due including late fees. The borrower asked for a call back same day to set up the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201166863	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/06/2015.  The borrower requested assistance to set up recurring drafts and wanted to reset his online password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201166866	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Spoke to borrower regarding the amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary dated 08/06/2016 states the bankruptcy was discharged and the file was closed.  The actual discharge date was not noted.  The bankruptcy was filed prior to 01/06/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201166873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2016.  The brerower called with questions regarding insurance being paid twice and was advised he is due a refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201166878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/11/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower inquired about the payment increase and was informed that the increase was due to an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201166888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower contacted, verified cell, mail, address and property address. Borrower stated payment was mailed  on the 1st.  No loss mitigation discussed with borrower. Borrower made a promise to pay for $835.81 on 5/4/2016 and 5/9/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201166890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2015.  Borrower contacted regarding payment for that month. Borrower advised payment was mailed out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period	12/31/2016	10/2/2016
201166892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  The borrower called in to discuss the account. The borrower inquired about a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201166894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  The borrower discussed insurance; details were not available in the commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201166896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  Borrower called in with payment questions. Advised amount of $754.00 sent on 11/28/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201166897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  The borrower called in to verify their ACH was set up for bi-monthly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201166899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  9/28/2016 Spoke to borrower regarding letter borrower had received with escrow amounts. Advised borrower of shortage in the amount of $1205.91 and payment options
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201166905	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower wanted to confirm that a payment was received; which was mailed on 07/05/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201163089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Borrower spoke with agent authorized payment $1249.43 to process via bill pay 10/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201163092	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  Borrower called in a payment.  A credit bureau dispute received on 12/23/2016 regarding the bankruptcy and the correction was completed on 12/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A credit bureau dispute received on 12/23/2016 regarding the bankruptcy and the correction was completed on 12/31/2016.	12/31/2016	12/31/2016
201163093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower called to confirm payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2015.  Borrower called in and stated making payment in amount of $1446.66 via website today. Borrower stated reason for late payment was due to putting funds in wrong account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer.	12/31/2016	11/7/2016
201166924	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  10/14/2016 Borrower called in states get paid on 3rd of the month and will be making payment on time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201166929	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower called in wanting to know what happens when pays extra.  The customer requested all extra payments be applied towards the principal balance.  The agent advised of the speed pay fee and processed a payment for $1,000.00 on 02/24/2016. The homeowner wanted to request the cancellation of the private mortgage insurance but the representative advised would need to do so in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201166930	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2014.  Called borrower to obtain payment. Informed borrower that 3 months worth of payments were needed to prevent risk to the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/27/2015.  Borrower advised loan mod docs were sent back via XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166936	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower stated that a payment in the amount of $1,280.00 was made through bill pay and has cleared the bank. The borrower was also advised that $156.93 posted to misapplied funds. The borrower was upset and stated that those funds should have been allocated towards late fees and hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201163102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  Borrower called, she is trying to make a payment without paying the late fees, the online system would not let her do that. Advised that she will have to make payments towards the late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201166939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  The borrower inquired if the additional payment was applied towards escrow.  The agent advised it had been applied towards the principal; but the customer agreed to leave it as applied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201166947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201166949	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  Borrower called to discuss insurance and was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/2/2016
201166953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower called in regarding escrows and PMI.  Agent advised of escrow PMI payments and opened a research task.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201166955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  The borrower advised that payments are made through the bill pay automatically and the borrower does not know why the payment wasn't made. The borrower will contact the bank and call back to advise.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2014 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201166959	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Borrower had account questions but was locked out of her account because she does not remember her security question.  Servicer unlocked the account. Verified payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201166961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower called and was assisted with online website. Borrower was having issues with the site and was advised to delete cookies.Borrower made payment over the phone in the amount of $879.07 for 10/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower had servicing issues with payments-less than 2 payments delinquent-discused loss mitigation but it is not needed	12/31/2016	10/20/2016
201163108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower stated may want to apply for modification as payment will increase. Servicer advised that rate will go to 3% and new modification will not be lower than that, but told borrower to gather financial information and apply online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144059	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  The borrower requested a payoff statement which was generated on 11/30/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201166969	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201166975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2014.  Borrower was transferred from customer service due to the payment remaining in suspense; servicer told borrower that it was being worked and they set up two payments for 8/29 and 9/12.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/17/2017
201166981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower called on 06/13/2016 in regards to refinancing and call was transferred to refinance department. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201166983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2016.  The borrower called in with questions about escrow account. The servicer advised when escrow analysis was last run in May.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201166984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  08/31/2016 - The borrower called in with escrow questions and inquired about the PMI insurance letter.  PMI info provided to borrower per request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201166985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called inquiring about the principal balance and the deferred balance. The servicer provided the balance amounts and explained that the deferred and principal balances are combined to reflect the amount listed on the statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 02/12/2014 and 07/13/2015 indicated foreclosure processes were closed due to completed loan modifications.	12/31/2016	10/4/2016
201166990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2014.  Borrower called to set-up payment for 07/03/2014 but want use their debit card for the payment. Borrower was advised that a debit card cannot be used with a post-dated payment. Borrower stated that they will call back with checking information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on 10/03/2014 reflects that the cease and desist was lifted.	12/31/2016	9/15/2016
201166995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Servicer advised borrower that and escrow analysis was completed and the borrower was provided with the new payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201167000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The borrower called in to get their statement. The servicer advised it would print out 10 days after payment was made on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: Unable to determine current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 04/29/2014 indicated a foreclosure process was closed due to a completed loan modification.	12/31/2016	6/29/2016
201167002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201167005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  6/15/15 - borrower called in to discuss escrow statement and payment.  Borrower was advised of shortage and that payment would be adjusted to 575.54 if shortage paid in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201167006	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2014.  The borrower called in to set up a payment and requested that the payment coming in the mail be applied to the August payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201167007	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Answered customer's questions regarding billing statement. Explained payment for January was received. Explained to borrower that the payment did not increase as the statement went out the same day as the payment was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201167012	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2015.  Borrower called in to inquire about insurance payment. Agent advised servicer sent more and they get a refund and borrower can choose to send it back or keep it.  Borrower confused about delinquency on account on 05/07/2015. Borrower stated payments were submitted. Agent advised payments only being applied to escrow account. Escalated dispute to manager/supervisor. Borrower was provided correct mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: .	12/31/2016	6/29/2016
201167013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/24/2016.  The borrower called to in regards to insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201167018	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Borrower was advised that a rush processing was placed on the reimbursement for the double payment taken from borrower account.  Borrower initial claimed double payment taken from her account with complaint on 5/10/2016. 5/10/16 supervisor indicated payment reimbursement would be rushed.  6/1/16 - borrower called in for status on reimbursement but did not appear reimbursement was complete so escalation to supervisor was completed.  6/8/16 borrower called in again upset she can not get reimbursement for double payment taken from account.  6/9/16 supervisor contacted borrower and had rush processing for reimbursement completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201167019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201167020	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  The borrower called about a check received in the mail as well as a letter stating that the taxes had not been paid.  The agent advised that the letter and the payment crossed in the mail and per the records, the check for the taxes was sent out on 02/23/2016; and the check was for an escrow overage.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The plan was confirmed on 09/XX/2013.  A motion to approve the modification was filed on 04/XX/2015.  An order granting the motion to approved the loan modification was filed on 08/XX/2015; and the order is effective 06/XX/2015.  No evidence of the case closure was cited as of the review date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/1/2016
201167025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Inbound call from borrower who called and set up a payment. agent also verified Banking information with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201167038	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2016.  Borrower questioned why balance on loan went up $30,000. Advised due to modification terms and amounts due. Also advised of pay off amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201163116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Borrower wanted his monthly statements sent to him.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2011.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  The borrower called in regards to amount due, intent was to keep the property. The agent advised of new fee to pay by phone, however there were no fees if payment was made online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to start comments.	12/31/2016	10/9/2016
201167047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2016.  Borrower called to set up payment for 03/11/2016 in the amount of $1223.43.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201163117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2014.  Spoke with borrower one, advised borrower of the total amount due. Borrower one authorized payment via Bill Pay draft/mail on: 6/30/14 for July.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower called regarding the payment increase.  The borrower was advised of the escrow shortage and payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201167055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower called in regarding online billing and confirmed intent to retain property. Advised borrower if payment options and ACH and confirmed new account number due to system upgrade. Copy of billing statement sent to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201163119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Borrower  stated that he is in the process of buying a new home and requested a copy of the previous modification documents be faxed to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 08/31/2016 loan modified by prior servicer.	12/31/2016	11/30/2016
201144190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2016.  The borrower called to reset their password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	12/31/2016	11/21/2016
201163127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  The borrower advised the payments made on 8/26/2016 and 9/8/2016 should both be applied to the September's payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  The borrower scheduled a payment for $653.07 to be drafted on 12/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  04/12/2016 Borrower called in to get help setting up ach online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201163132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The borrower inquired about removing the Private Mortgage Insurance and informed the installment payment would be made before the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  Borrower called and was provided know your options site. Borrower wanted to be set up on e correspondence and was advised that he needed to set that up online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  Borrower called in customer confirmed account information, no cell phone and confirmed of web address and username.  Confirmed to borrower last statement mailed and where mailed to.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201167079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2015.  Borrower called in to advise of intent to retain property; no work or home phone provided.  Borrower had third party on line and wanted to know terms of the loan and principle balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/25/2016
201167080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  The borrower called in and stated they didn't know if they have a payment due this month and requested ACH form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201167081	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  The borrower made a payment in the amount of $1150.92.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201163138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/24/2015.  The borrower was informed the payment increased because of the Escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163142	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Borrower spoke with agent authorized payment $914.86 to process 3.2.2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted 08/31/2016 loan modified with prior servicer.	12/31/2016	11/30/2016
201163146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  Borrower called to update the Homeowner's Insurance policy information with agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  The borrower called to verify if the $5,000.00 payment was applied to the principal. The borrower also made a payment for $1,016.34  sent visa mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/22/2016
201167096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201167097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2014.  The borrower called in to see if the servicer took two payments. The borrower stated they would call and check with bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower inquired if the servicer received a fax request for PMI removal. The servicer advised the fax was received and it was under review. Comments on 10/21/2016 indicated the request to cancel the PMI was denied and a letter would be mailed to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on 03/26/2015 indicated a foreclosure process was closed due to a completed loan modification.	12/31/2016	11/30/2016
201167104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2015.  Borrower called in about the $100.00 due for next month. The servicer advised that the monthly payment is $503.21. The borrower has been shorting the payments by $0.21 and wanted to know what happens. The servicer advised that the short payment will show the account as delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201167105	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Borrower called in to change date of automatic payment withdrawal from the 8th to the 10th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201167110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  Borrower contacted advised of curtailment of  income.  Completed payment for 9/24 in the amount of $2,535.97 provided confirmation number
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201167111	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Notes on 01/05/2016 reflect the borrower stated that the premium amount has been reduced.  The borrower was advised to send in a new POI.  The borrower was advised that an escrow analysis can be requested to reflect the new premium.  The borrower submitted a credit report dispute on 01/18/2016 and the request was denied via letter on 01/28/2016.  The issue was closed on 02/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201167130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2015.  Borrower called in with questions on the HAMP incentive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201167132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/24/2015.  Borrower made a promise to pay in the amount $2953.41.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201167136	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower stated that they've sent in the insurance and may be getting a call from insurance due to no payment from previous servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201167137	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201167138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  The borrower called to verify that the account is not set up on automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201163160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower called to ask about change in payment amount. Advised it was because of escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201167147	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Borrower made payment arrangements, in the amount of $1800.00, to be drafted on 08/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2013.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/XX/2014.  The proof of claim was filed 03/XX/2014.  A motion for relief was filed 04/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201167149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Borrower was advised cannot change auto-draft date due to date is tomorrow. Will call back next week to change bank information. Auto-draft date change requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201167156	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/03/2014.  Agent spoke with authorized third party discussed account.  The party stated not recieving mortage statements and agent advised of returned mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:XXX is the executor of estate.	12/31/2016	7/22/2016
201167163	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/18/2015.  6/18/2015 Spoke to borrower for other reasons, borrower verified some information then stated will need to call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201167165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Note dated 10/15/2015 states active bankruptcy however there is no bankruptcy information provided.	12/31/2016	9/28/2016
201144537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/8/2016
201167173	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  Borrower contacted. verified all personal and account information. Borrower intent to retain property and completed a promise to pay; cited excessive obligations.  Completed promise to pay for 8/27/2016 and for 08/29/2016 for $1,488.36 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201167175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  7/26/2016 Spoke to borrower who wanted to confirm the account was current and the amounts paid/due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Borrower called to find out why payment changed. Was advised it was because of escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2015.  Spoke with customer, provided total amount due, schedule October payment for 10/05/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201167182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2015.  The borrower stated they mailed in payment three days ago and that the servicer should have received it by now.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 06/05/2014 indicated a foreclosure process was closed due to a completed loan modification.	12/31/2016	10/8/2016
201167185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201167195	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Spoke with borrower who wanted to go over Loss Mitigation options. Borrower stated temporary curtailment of income. Borrower was advised of Loss Mitigation options, borrower stated wants to move out of the property. Borrower was advised of Short sale Borrower stated will wait for offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 04/09/2015 indicated a foreclosure process was closed and billed due to a completed loan modification.	12/31/2016	10/12/2016
201167199	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:XXX is the executor of the estate.	12/31/2016	9/28/2016
201167203	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167209	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Mailing address updated and checking on account number. Borrower declined alert.  The borrower was disputing an overdraft fee on 10/21/2014 and the issue was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201163172	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower called to confirm their payment had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/18/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201163177	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/21/2016.  The 3rd party was advised to send a copy of the borrower's Death Certificate. The 3rd party was advised to include the loan number and was informed the account must be refinanced.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/21/2016
201167211	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Borrower called on 09/27/2016 in regards to privacy inquires. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201167214	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower contacted confirmed contact and account information. Borrower wanted to make sure payment was received on 15th, advised account was on ACH, payment history research in progress.  Comments on 12/9/2015 indicated there was a previous credit dispute that had since been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201167219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2015.  The servicer advised the borrower of the total amount due. The borrower set up payment for that month and the next.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167220	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Reason for contact with borrower was in regards to account maintenance, verified account address and the borrower wanted to know next rate reset and if deferment payment will stay the same.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted on 06/13/2016 PMI (Private Mortgage Insurance) was canceled.	12/31/2016	9/19/2016
201167221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/25/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower advised of the escrow shortage, how to request the cancellation of PMI and original loan terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/29/2016
201167225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  The borrower called in to discuss the loans insurance information. The borrower inquired if the policy needs to be sent to a specific person at the servicer. The borrower was advised no and provided the fax number. The borrower was also advised to make sure the account number is on the fax sheet.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201167226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower called in and said bank thought had breach in account. Borrower advised funds available and bank removed hold. Borrower scheduled a payment in the amount of $2482.57.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	10/12/2016
201167227	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201144067	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  An authorized third party called in to discuss an insurance claim check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  No specific damage was noted; however, a third party called to discuss the process for signing and endorsing an insurance claim check.  The claim is not being monitored.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163193	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2014.  Borrower called to inquire about escrow balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Third party called in for modification status; no details are provided regarding the conversation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167251	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Promise to pay taken. Borrower was not at home and did not have checking account number so no plan was created.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201167269	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Borrower called in with escrow questions. Agent advised borrower that escrow decreased.  Comment dated 10/14/2015 reflects service request ordered - credit bureau dispute. Comment dated 10/15/2015 service request completed and correction document imaged. Appears credit bureau dispute was resolved and no further communication from borrower relating to credit bureau dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/12/2016
201167272	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2016.  Payment was created on 10/01/2016. Comment dated 12/28/2015 shows borrower requested refinance option and call was transferred to origination as borrower wants to remove ex spouse as stated on 01/02/2015. Skip tracing methods were evident.  Co-borrower stated on 05/29/2015 they never signed this note and was advised to contact the police to fill out fraud report. Comment dated 03/11/2014 cites co-borrower wants to know why modification was completed without their signature
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to being foreclosure outside the review period and was closed on 01/XX/2014 with modification booking.	12/31/2016	10/1/2016
201167277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  The borrower made a payment through Paymentus for $564.43
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201167280	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2016.  The borrower called to authorize a homeowner's insurance agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201163215	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called to obtain information as to how to return a refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/17/2016
201163216	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2015.  The borrower's Insurance Policy fax was received and the borrower authorized a payment to be made from the Escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201163221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2016.  The borrower agreed to be set up for ACH payments; agent forwarded a form to their email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/19/2016
201167287	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  The last contact was made on 10/13/2015, in which the borrower scheduled a payment in the amount of $900.56.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201167294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower made payment for $1480.93 on 09/16/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment history indicates Borrower is making modified payments, however notes provided do not mention Modification.	12/31/2016	11/30/2016
201167305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  Borrower called in to inquire about Escrow Shortage that was paid back in July. Agent advised Escrow Payment was short and payment that was submitted was applied to principal balance. Agent provided borrower a 30 day pay off.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	6/29/2016
201167307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2014.  Representative advised authorized third party that payment was returned due to account being closed. They called back in the same day and provided new checking account information and authorized payment for $1673.25, to be drafted on 07/17/2016. The authorized party stated the borrower has dementia.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201167308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2015.  The borrower called in to make a payment however they refused to set up any late fee payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201167310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower called in about escrow account rep advised not showing payment of $1,200 to escrow borrower states to have payment $1,629.16 taken off principle and applied to escrow. Rep also advised borrower insurance payment was made on 09/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number Not Provided.  The most recent bankruptcy status is closed.  Limited information noted on bankruptcy. Comment on 05/15/2016 references a "blue bankruptcy" but no other specifics noted on the file.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/5/2017
201167313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  Borrower called in as they received a check in the mail, calling to inquire what it is for. Agent advised borrower due to surplus from escrow account. Borrower asked about escrow balance and total monthly payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited bankruptcy details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	10/19/2016
201167314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Borrower called in inquiring about why payment went up. Agent advised borrower payment increased due to escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/1/2016
201167318	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  Borrower made monthly payment via telephone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201167321	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment history indicates Borrower is making modified payments, however provided notes doe not mention Modification.	12/31/2016	11/30/2016
201163226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163228	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called to have website password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  The borrower advised they made a payment however the servicer did not see it. The borrower inquired why they are not receiving statements. The servicer advised it was due to Chapter 7 bankruptcy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments referenced a bankruptcy, however; there were no additional details provided.	12/31/2016	9/9/2016
201167342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Borrower made a payment via telephone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201167347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2014.  The last contact was made on 10/21/2014, in which the borrower updated contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167352	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The customer was informed the payment increased due to an escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 05/XX/2014 as the loan was modified. The borrower wanted a verification of mortgage showing that the loan was not in foreclosure. A credit bureau correction was requested on 09/19/2016. The dispute appears resolved as no further communication regarding this issue was cited.	12/31/2016	9/28/2016
201167358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower called in because have not been receiving statements, borrower was advised of total amount due and that borrower needs to reaffirm the debt in order for statements to resume.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201167366	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/10/2014.  Notes on 01/10/2014 reflect the borrower called in regards to the final modification documents.  The borrower was advised that the account is pending for the documents to be received back signed and dated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201167367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Spoke with customer. Refused to give reason for default. Insurance outside.Customer paid $752.06 same day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201167370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  The borrower was upset because that the PMI could not be cancelled. The reason for delinquency was cited as curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201167377	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2014.  08/13/2014 Borrower called in to make sure payments are being made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:Account is still flagged as C&D.	12/31/2016	10/19/2016
201167378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  The borrower informed the servicer on 08/31/2015 of not receiving the billing statements on a timely basis. Borrower advised that due to filing of bankruptcy and the lift of stay he needs to look into a reaffirmation to receive statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is stay lifted.  The bankruptcy was discharged on 05/XX/2013 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201167379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2015.  Borrower called with an inquiry about their insurance escrow statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/13/2016
201163230	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Servicer called and spoke with borrower who stated will make the payment in amount of $1045.59 via bill pay by 05/25/2016. Borrower confirmed property is owner occupied and stated requests to be put on the cease and desist list.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments indicates a bankruptcy. However, details of bankruptcy not provided.  Unable to determine if current or prior bankruptcy based on comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was modified by prior servicer. Comment dated 05/19/2016 reflects credit dispute received. Servicer responded and comment dated 05/31/2016 reflects credit correction completed - bankruptcy.Cease and desist entered on 05/13/2016 appears to still be in effect. 02/15/2017 Servicer ResponseMessage code 61 REFER TO SUPERVISOR (CEASE AND DESIST) REMAINS ON ACCOUNT	12/31/2016	10/31/2016
201167388	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  The borrower stated that his wife handles account and he will have her call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/13/2016
201167389	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower make payment in the amount of $519.96.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201167391	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower called in to discuss the account. The borrower advised reason for default is due to a temporary reduction of income. The borrower set up a payment. The payment was set up for $1,425.77 to post on 09/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201163237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2014.  The online password was reset for the borrower and paperless statements were set up on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144069	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called in on 10/13/2016 requesting the original loan amount and unpaid principal balance.  The borrower called in on 04/11/2016 and stated that NS hasn't taken their payment yet. They were advised that they are set up on recurring payments and that their payment was processed today. They stated they want to move the payment date to the 7th of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201163244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/27/2015.  Borrower called to inquire about modification letter she continues to receive. She wanted to know if it was fraud. Advised that she must complete and return to receive the $5000 incentive.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167397	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2015.  Borrower contacted regarding a returned payment for non-sufficient funds (NSF); reason for NSF was missing 1 digit on account number.  Borrower completed payment of $834.56.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201167398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2014.  Borrower called in for document authorization form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201144191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  The borrower advised that a payment will be returned and requested to make another payment; agent advised the servicer will attempt to deposit the payment one more time and suggested the borrower make sure there are sufficient funds in their bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2015.  Advised the borrower to print the 1098 form from the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201167412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  The borrower wanted to check the principal balance amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201167415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Payment was created on 10/14/2016.  Borrower called on 09/29/2016 in regards to payment they scheduled and was advised payment is showing being cancelled. Comment dated 03/21/2016 shows borrower requested a payoff. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201167417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower called in verified all account and contact information. Confirmed rental property and requested a copy of note and copy of modification paperwork to be emailed; verified email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  9/14/2016 Talked to borrower advised of total amount due on the account and advised of the change in escrow payment. Borrower set up payment of the shortage amount for 9/20/2016 in the amount of $28.43
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/18/2016.  Payment arrangements made. Borrower intends to keep property and wanted information on the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201163274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2016.  The borrower was provided information for the new insurance provider.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163275	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  The borrower asked if there were allowed to rent the property; servicer advised they were.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower was calling about statements. The servicer advised they sent one on the 16th and 19th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201167432	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  Borrower called in about refinance. No information how borrower was advised or any discussion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Co-Borrower deceased 02/15/2017 Servicer Response:Co borrower is deceased. XXX is the primary borrower and not flagged as deceased.	12/31/2016	11/1/2016
201167433	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  The borrower stated that they would be mailing a payment. Borrower verified all information and stated they needed to change the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  The borrower authorized a payment in the amount of $443.87. Borrower stated she is paid every other Friday, she has never paid loan on the first of the month. Borrower will be setting up a new bank account to have auto payments drafted from.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Borrower intends to keep property. Call was regarding web payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201167443	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Third party made payment through billpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201167447	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2015.  Borrower had dispute regarding credit report and was advised the account is reporting as current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  Borrower was contacted, did not verify work number and advised that the loan is current in the modification and provided last payment made, maturity date and interest rate.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201167454	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower spoke with agent discussed account and agent reset user name and password for website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borrower had insurance questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167464	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2014.  Auto pay information requested. Borrower said would send payment instead.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201167465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2015.  Borrower called in verified all contact information.  Borrower requesting interest  paid for year 2014; provided information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167466	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Recent contact was with third party with them stating payment will be made on 11/30/2016 and did not give a reason.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure outside the review and was closed on 05/XX/2014 with modification booking.	12/31/2016	11/29/2016
201167471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The borrower contacted the servicer on 10/15/2016 to authorize a payment in the amount of $1,562.17.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower contacted verified all account information. Advised of temporary income curtailment.  Completed promise to pay for 9/19 & 9/24 for $1563.71 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201167474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  The borrower wanted to know why the payment was increased. The borrower was advised that the  increase was due to an escrow shortage. The reason for delinquency was cited as excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201167475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167482	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/02/2015.  Borrower called and wanted to know why the payment increased, advised the 36 month increase was due to escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/25/2016
201163283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2014.  The borrower was provided the address to send the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201167488	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The borrower inquired about their escrow, and was advised on their shortage and new payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201163288	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called to find out how to have insurance claim check endorsed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower received insurance claim checks in the amount of $3041.98 and 3562.89; both checks were endorsed and the claim is not being monitored. No specific damage was noted.03/07/2017; Servcier states this non monitored claim.	12/31/2016	12/13/2016
201163300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Talk to customer, customer advise  sent payment through bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/28/2016
201167497	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Borrower and servicer reviewed payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201163306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016.  Authorized third party requested to have online password reset. Caller also made a payment of $1228.88 via Speedpay. Servicer waived payment fee and provided confirmation number, as well as reset password. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted 08/31/2016 loan modified with prior servicer.	12/31/2016	12/31/2016
201167525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Borrower spoke with agent discussed account status and defaulted due to curtailment of income.  The borrower agreed to pay $581.45 dated 7.13.2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/8/2016
201167530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2016.  Borrower made a promise to pay in the amount of $3,318.53.  Servicer advised borrower that July payment needs to be up to date before the servicer can set up ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201167534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/21/2016.  Borrower called and wanted to set up payments for the next 3 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201163311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Advised borrower of total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2015.  Borrower was unaware that the payment changed to biweekly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201167553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Borrower set up payment and verified account contact information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201167558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Borrower called in regarding escrow. Agent explained that the escrow went up due to taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/26/2016
201167559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Servicer spoke with borrower who stated payment was mailed a week ago and does not know why it would take so long.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed and billed 02/XX/2014 as loan was brought current by loan modification.	12/31/2016	10/21/2016
201167560	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2015.  Co-borrower called in to see what the deferred balance was. Agent advised that the deferred balance is from the loan modification that was completed in 2013. Co-borrower verified intent is to keep the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 09/14/2015 indicates deceased date has been obtained from XXX for the borrower. However, the date of death was not noted.02/15/2017 Servicer Response:Co borrower is not deceased.	12/31/2016	6/29/2016
201167561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Servicer spoke with borrower who inquired when the last payment was made and agent provided borrower with the last date payment made. Borrower advised agent wants to make the July payment. Agent processed payment in amount of $1127.82 to be drafted on 07/20/2016 and provided borrower with the payment confirmation number. Borrower stated reason for late payment was due to distant employment transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed and billed 06/XX/2014 as loan was brought current by loan modification. Comment dated 03/03/2016 reflects principal borrower is deceased; however collection comments indicate conversation with the borrower. 02/15/2017 Servicer Response:Not flagged as deceased. Recent call with borrower on 11.15.16.	12/31/2016	10/17/2016
201167564	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2015.  Borrower called in to verify insurance premium amount and stated will send in payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflected monthly MI disbursements and last monthly MI disbursement noted was on 08/25/2015. No further disbursements noted and no evidence of MI cancellation reflected. Unable to determine if account still has private mortgage insurance and if disbursements are being made.	12/31/2016	6/29/2016
201163322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2015.  The borrower was offered a home warranty; borrower declined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201163323	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called and was upset about a processing fee that was charged; he said he set it up himself and did not understand.  The borrower was advised that the fee was from a payment on 08/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified by prior servicer. .Commentary states credit correction on payment history made 12/11/2016.	12/31/2016	12/31/2016
201163324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/20/2016.  Borrower called to make the December payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201167567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower spoke with agent about the account status and escrow payment. The borrower inquired about the escrow shortage and amount applied to the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/26/2016
201167580	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/23/2014.  Spoke to borrowers attorney, changed mailing address to the attorney address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201163332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  The borrower inquired about late fees on the account; agent requested a one time courtesy removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201163335	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2015.  Comment dated 06/03/2015 shows borrower will be sending in the final documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: MI tool audit final was cited on 05/31/2016 and loan last reported on 05/31/2016. Loan was referred to legal counsel to begin foreclosure on 01/30/2015 and was closed on 07/01/2015. Comment dated 07/28/2015 cites a complaint letter was received with an automated acknowledgment letter being sent. Resolution letter was sent on 07/29/2015.	12/31/2016	11/30/2016
201144075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower requested a copy of the survey to show her township for possible storage structure addition to the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/09/2011 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/31/2016
201163336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  Borrower promised to make payment by 12/20/2016 by Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  The borrower wanted to update their ACH bank account details.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201167582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Servicer advised that borrowers sister sent check with borrower's name instead of XXX. Servicer advised still will be cashed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/8/2016
201167583	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016.  Notes on 08/24/2016 reflect that the borrower was advised that the mortgage insurance was cancelled in error and has been added back to the account based on the modification terms.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	12/31/2016	9/23/2016
201163338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Borrower stated will pay $996.06 by 10/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201163341	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  The borrower was unable to access online account. Assisted creating a new online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201167588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  Payment was created on 10/14/2016.  Borrower agreed to completed a check by phone on 09/14/2015 and hung up after receiving the confirmation number. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201167590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2016.  The borrower called for account information and was transferred to a Spanish line.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167593	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Notes on 09/29/2016 reflect the borrower made a payment arrangement in the amount of $767.83.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201163344	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  The last borrower contact was in regards to removing a late fee and updating contact information. The late fee was reversed as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified on 09/06/2013 and has since re-defaulted.	12/31/2016	12/31/2016
201163345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  The borrower called to get their online password unlocked.  The borrower also promised a payment in the amount of $660.38.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower called in asking if they could make a payment, unable to fully verify and did not take a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2015.  Authorized third party, spouse, called in to confirm that payment had been received. Agent advised total amount due an no payment due at that time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  The borrower authorized a payment in the amount of $528.91 by 10/26/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163360	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2014.  Borrower contacted via web site, advised they wanted statements to go to their home and not to the legal representative any longer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163362	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2014.  Borrower called and wants the Equity accelerator program, advised of the bi weekly draft and the fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201167594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Borrower called in to request to review their escrow analysis. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on 09/18/2014 reflects check in amount of $89.75 received from XXX for over payment. Unable to determine if account still has private mortgage insurance and if disbursements are being made.	12/31/2016	9/20/2016
201167596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Borrower wanted to make a payment but advised the borrower the fee for payments and also advised the borrower that payments are free of fees when made online. Borrower made a payment in the amount of $659.44 with a post-date of 10/03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201167598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower inquired about insurance and the call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167599	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  The last contact was made on 6/1/2015, in which the borrower inquired about homeowners insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/24/2016
201167600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  Borrower called in regards to mail that was received and advised the borrower that the letters are standard letters to be sent out and to disregard them since the account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/27/2016
201167601	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201163368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower called and was interested in applying for a HELOC; the call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201163374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/11/2016.  The borrower called to get the a copy of the modification agreement. The borrower was informed that the document was not able to be located. The borrower was also informed that he was not eligible for a HAMP but he can call back for assistance if the borrower's income changes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167610	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167611	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Borrower's intent is to keep property. Inquired about making payment online and was locked out. Unlocked and reset password and security questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201163376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower will not be able to make a payment until the tenants pay on the 21st. She wanted to know if her credit would be affected, advised that only if she misses the entire month. She was advised of the late fee and she made a promise to pay on the 22nd.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163381	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Borrower requested payoff quote to be emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 10/01/2015 as account was reinstated. Servicing comments reflect loan was modified by prior servicer.	12/31/2016	12/31/2016
201167623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2015.  Borrower stated on 04/15/2015 they mailed their payment on 04/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167626	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/03/2016.  The borrower called in to have PMI removed, there is no evidence of removal or cancellation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201167627	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower called on 06/13/2016 opting in to receive text messages and completed a payment with the effective date of 06/13/2016. Comment dated 12/14/2015 shows borrower called in regards to HAMP incentive letter and was advised accordingly and given the principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167629	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2014.  Borrower called regarding loan modification letter received and is interested. Servicer advised not eligible as account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 06/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201167630	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  The borrower scheduled a payment for $505.80 on 12/04/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 09/01/2015 as the loan was modified.	12/31/2016	1/19/2017
201167631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower called in to schedule a payment with debit card and was advised that they are no longer able to accept cards. Borrower will call back to setup payment with routing and account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	12/31/2016	10/8/2016
201167638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Spoke with borrower about 10/13 payment not posting and not pending in bank account. Reason was due to payment was set up online after the process to post payments the night prior and does not post until the next business day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201167642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  The borrower inquired about the decrease in payment and was informed that it was due to a change in escrow. The borrower also inquired about cancellation of XXX in which the borrower was instructed to submit a written request for review and authorization to perform an appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201167646	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower called in to inquire about a credit bureau reporting dispute and asked how to submit a dispute. The servicer advised to send in a written request. The borrower requested to speak with the special point of contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A verbal dispute was received on 10/06/2016. The borrower is disputing a late payment reporting on the credit report. The borrower was advised that a written request will need to be submitted. There is no evidence that the written request has been received. 02/15/2017 Servicer Response:letter sent to customer on 8/26/16 and advised that the late reporting for 03/2016 was removed. This correction was sent to bureaus 8/8/16. Ditech received no further disputes from customer so issue resolved	12/31/2016	10/20/2016
201167656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  Borrower requested the third party rent name off of authorization. Borrower also inquired on insurance and was advised of insurance company and escrow payments of $52.58 per month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201167658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The borrower called in to discuss the account. The borrower inquired about the account's automatic payments. The borrower was advised the account is not set up for automatic payments. The borrower set up a paymen for $72.36 and a $12.00 fee to post on 01/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/15/2016
201167659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Spoke with borrower verified contact and account information.  Reason for default cited as income curtailment. Set up payment arrangement for 9/30/2016 in the amount of $1462.9+7 provided confirmation number
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201167661	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Notes on 10/19/2016 reflect the borrower inquired about the New Jersey Home Saver Program. The borrower was  advise that a recast could not be provided due to loan modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	12/31/2016	10/19/2016
201167662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  Borrower advised they would like to set up ACH, starting 11/01/2015. Borrower advised intent is to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Notes indicate prior discharged bankruptcy as post BK letter was sent. No further details available.	12/31/2016	10/8/2016
201167667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201167670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2014.  Borrower stated he will call back with payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201167671	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2014.  The borrower called to see why they were denied for the automatic draft. The borrower was informed to use bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201167674	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  Notes on 11/24/2015 reflects that it was confirmed that the insurance premium was disbursed from escrow on 11/19 in the amount of $1,257.00
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201167675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower stated on 09/16/2016 they do not want any alerts and stated they will be sending the payment via XXX on the 16th. Borrower called on 09/14/2016 in regards to the private mortgage insurance removal. One insufficient transaction occurred in last 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/27/2017
201167681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  The borrower was contacted to authorized an increase in auto payment to cover the increased escrow amount. The reason for default was cited as curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/16/2016
201163395	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2015.  Borrower called in to inquire about modification agreement. Agent advised was emailed to address on file. Agent advised that the note will be sent to the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/23/2016
201163396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower called in regarding earlier call in regards to loan modification. Borrower advised never received the documents. Agent verified borrower's email address and emailed borrower a copy of the loan modification from 2014. Agent advised will follow up to confirm documents received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 05/13/2014 as account was brought current by loan modification.	12/31/2016	5/24/2016
201167687	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party [3] Loan exhibits evidence of litigation.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower inquired about interest on loan
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is evidence of litigation on the file.  Collection comment dated 04/30/2014 reflects active litigation.  Comments in the account do not state what the ligation is, or that is i resolved.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:Account is still flagged as Cease and Desit. Also flagged as Legal-defensive	12/31/2016	11/30/2016
201167693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/20/2016.  The borrower was contacted to discuss the account. The borrower was advised of the amount paid and the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201167694	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  Borrower wanted to know if any late charges have been applied to the account. Account is not past due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/22/2016
201163398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2016.  borrower promised to pay 618.54 by 12/06/2016 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201167698	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower called in to follow up on the payment allocation; advised of allocation status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 04/XX/2013 and there is no evidence of reaffirmation.  Bankruptcy closed effective 02/132015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim #XXX for $365,304.00 & $10,512.48  for water damage; date of loss 6/19/2015 was recei+G747ved from XXX on 11/28/2015. A  lien waiver was received and the final disbursement was sent out on 02/03/2016  Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201167699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower called about 1098 form stating the incorrect amount on his November statement is larger.  Representative advised Borrower that it is a misprint and Servicer is looking into the matter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201167700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2016.  Borrower called to verify the payment was processed.  It was confirmed to have been drafted on 09/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201167702	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2015.  Inbound call from spouse who is in charge of bills said did not receive the bill to send the payment. Advised borrower of mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments referenced a bankruptcy, however; there were no additional details provided.	12/31/2016	11/1/2016
201167705	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  The borrower called to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201167712	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2014.  Borrower called in verified all contact and account information, call regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167714	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower called and set up payment for 07/15/2016. Borrower not offered repayment as loan is not delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201163400	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2016.  Notes on 12/19/2016 reflect the borrower promised to pay $2,082.73 by 12/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201167718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201163403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2015.  The servicer informed the borrower on 06/13/2015 that a new escrow analysis will be requested on 06/15/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201167722	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower called, wanted to know why the payment was lower as of 04/01. Borrower would like to drop PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower disputed credit inquiries on 04/07/2016. The dispute was resolved.	12/31/2016	10/3/2016
201167727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2016.  Notes on 09/24/2016 reflect the borrower set a payment arrangement in the amount of $2,060.05.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/7/2017
201167731	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2014.  Borrower called in to verify that ACH was active. Agent confirmed that ACH is active on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 10/07/2014 reflects letter was found in imaged documents dated 05/14/2012 to cease all calls to the borrower. No evidence Cease and Desist has been rescinded. 02/15/2017 Servicer Response:Account is still flagged as C&D.	12/31/2016	9/19/2016
201163406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2015.  Borrower made a payment in amount of $1055.43.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163408	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower called in and authorized third party to speak on the account. The third party advised the property is occupied. The third party inquired about late fees on the account. A request to research transaction history was set up. A payment promise was also set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer. There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date and had a resolution on an unknown date. The case number for the bankruptcy is not listed. This seems to have been prior to the beginning of the commentary. There is no further information on the bankruptcy.	12/31/2016	12/31/2016
201163409	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called to advise will pay $843.56 by 05/25/2016 via website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163410	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 11/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2016.  The borrower verified their information and requested their coupon book.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015.  The borrower asked if payment was made the following week would the modification be lost. The agent advised no just would have late fees to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201163414	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2015.  Borrower called and scheduled a payment in the amount of $679.20 for 01/09/205. Borrower advised reason for delinquency is that they were on vacation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163415	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016.  Notes on 11/09/2016 reflect the borrower called in because they haven't been receiving their statements.  The borrowers mailing address was updated and statement was re-sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163424	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  Talk to customer, promised to pay $1951.56 by 04/19/2016 via Web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Appears prior bankruptcy on account as comments reflect all inbound bankruptcy calls; however details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201163441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2014.  The borrower inquired on the amount due. They were advised the fees showing are foreclosure fees from when the account went six months past due. The borrower advised they would send the payment due by 12/31/16.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on 04/30/16 stated the mortgage insurance was reported current to the mortgage insurance company. There are no current comments that indicates the status of the insurance.	12/31/2016	12/31/2016
201144626	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016.  Contact with a third party, title company, indicates a subordination was denied. A payoff quote was received on 11/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharged bankruptcy. However, no details of the bankruptcy are provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163450	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower scheduled a payment in amount of $941.60 and servicer waived the late fee as a one time courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Collection comments are missing from 11/1/16 - 12/31/16.	12/31/2016	10/31/2016
201167751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower called in regarding letter received. Payment was held due to escrow increase. Borrower advised thought it was all late charge fees. Arrangement was worked out and agent advised borrower of total amount due for 09/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 08/20/2015 reflects borrower called in to have private mortgage insurance removed. Agent advised borrower to send in a written request to remove private mortgage insurance and authorization for appraisal to be completed at their expense. There is no evidence in comments provided that the private mortgage insurance was removed from account.	12/31/2016	9/27/2016
201163452	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2016.  The borrower called in on 12/12/2014 to schedule their final payment under the repayment plan for 01/28/2015. The last borrower contact was on 11/18/2016 at which time the borrower called to confirm their 11/2016 payment was setup to be drafted. The borrower was advised it was not.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	12/31/2016	12/31/2016
201163453	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2016.  The last borrower contact was in regards to setting up the automatic withdrawal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  Borrower called about advances and reallocation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201163455	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016.  Borrower scheduled two payments via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate prior discharged BK, unable to verify filing date or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower called in stating cannot pay online and the bank information was not showing up.  The payment was attempted a second time and was successful.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2014.  Borrower called in to  provide authorization for spouse on account and processed payment from checking account for $849.29 with a $19 fee for processing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144084	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016.  The borrower called to ask the extend the payment they had scheduled for the 11th to the 18th. The servicer made the payment date change and advised the borrower the payment confirmation number will remain the same.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A credit dispute was received on 12/22/2016 and the dispute was resolved as a credit correction was completed on the same day.	12/31/2016	12/31/2016
201163460	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2015.  The borrower promised to pay $574.73 by 11/03/2015 via the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 09/29/2015 as the loan was modified.	12/31/2016	12/31/2016
201167770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2015.  Borrower contact established; borrower stated distant employment transfer reason for default and that a payment was sent out and came back earlier in the month; resent payment on 3/18/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2016.  Borrower called regarding increase and was advised it was due to escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201167779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Representative spoke to borrower in regards to setting up payment arrangements and reason for delinquency Borrower stated that her boss was late in paying employees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201167780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/18/2016
201167781	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  Borrower called in to advise that a stop payment placed on July payment as no funds to cover the payment until 8/9/16.  Borrower advised that they would be calling in on 8/9 to make the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201167782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  The borrower informed the servicer on 11/25/2015 that the payment will be made by the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  The borrower called in regards to the shortage on their escrow analysis. The were provided their new account number and advised of the amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201167786	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Notes on 08/17/2016 reflect a payment arrangement in the amount of $1,406.18. Borrower made payment on the web due to the $19 fee to call it in.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2016.  The borrower was informed of amounts past due and interest rate. No payment arrangements were made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201167791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2015.  Customer called in regarding payment increase. Advised due to shortage and advised ending of grace period.  Attempted to transfer call;then call dropped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167795	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/04/2016.  Borrower called about payment not coming from her bank account. She will contact the bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201167800	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  Borrower spoke with agent discussed account status and escrow refund check.  The agent advised the borrower of the overage check to be issued and Loan Modified.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201167806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2016.  Spoke to borrower about amount due and late fee assessed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201167807	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  Borrower contacted, scheduled a payment in the amount of $702.35 for September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to review period. Borrower disputing insurance payment submitted. Check was cashed but it was post dated and caused the check to be returned and they had 5 overdraft fees total of $185 as a result of the check being cashed. Agent advised borrower, 2 checks were sent in and fees will not be reimbursed as they cannot hold post dated checks, error was not on servicer end.	12/31/2016	10/22/2016
201163467	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower called and declined to proceed with the removal of PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163469	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  The borrower called in to discuss the account. The borrower stated tried to make a partial payment on the website. The borrower was advised a partial payment will be held in Suspense until the full payment is made.  The borrower called in 11/06/2015 and advised two payments were processed from the borrower's bank account. The borrower was advised to contact bank and and was advised the double withdraw was a computer error. The borrower was advised to request a reversal of one of the payments. If the reversal cannot be processed then the borrower should fax in bank statements with the double payment highlighted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	12/31/2016	11/30/2016
201163471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/21/2014.  The borrower cancelled electronic statements and requested paper statements going forward.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified on 01/XX/2014.	12/31/2016	11/30/2016
201163475	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower called in  inquiring about account and stated will be mailing a payment on 11/16/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/31/2016
201163483	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  Borrower called in to notify that they will be having surgery and will not be able to make payment in time, wanted to discuss options. Agent advised cannot defer payment or do a forbearance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201163484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/14/2014.  Servicer spoke with borrower who advised that the August payment is scheduled to e sent on 08/27/2016 via website in amount of $828.59. Borrower stated reason for late payment is utilizing grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/27/2016
201167830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015.  Borrower spoke with the agent regarding the escrow shortage. The borrower will send a money order tomorrow to cover the short payment and update bill pay. The reason for default was cited as excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201163490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  08/19/2016 Spoke to the borrower who stated will be making a payment by the 31st of the month via the webpage. Borrower also interested called in HARP refinance program. Borrower was transferred to a refinance specialist who discussed the program briefly before the borrower disconnected the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect inbound and outbound bankruptcy calls. However, unable to determine if this is an active or inactive bankruptcy. No bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/27/2016
201163492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  The last borrower contact was on 09/23/2016 at which time the borrower called to have their online password reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the account was modified prior to the review period.	12/31/2016	10/31/2016
201163493	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Borrower called to get access to the online account. Borrower also promised to pay $825.46 by 12/13/2016 via website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163494	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  Borrower called in and was advised that the past due amount is $850.89. Borrower advised will be making a payment in amount of $1000.00 on Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	1/1/2017
201163496	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2014.  Borrower called in and was authenticated in IVR. Details of call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/31/2016
201167838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  The borrower wanted to push back the scheduled payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201167839	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  Borrower called to go over payment, interest rate, and inquire if deferral payment isn't paid in full, was advised of repayment plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201167844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Notes on 10/11/2016 reflect the borrower set a payment in the amount of $841.67.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201167845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower made payment for $695.93 on 10/13/2016. Advised borrower of the recent escrow account review and that the payment went down, but there is a shortage in the account. The borrower can make the shortage payment in full and then they will see the reduction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Pay history indicates Borrower is making modified payments, however notes included do not mention Modification.	12/31/2016	10/14/2016
201167847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/16/2016
201167852	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower spoke with agent regarding account status and Loss Mitigation options available for account less than 2 months due.  The borrower agreed to pay $1075 dated 9.27.2016 via future payment check by telephone.  The borrower advised the agent was unable to make payment via the web site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/25/2016
201167853	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  The borrower called in a Paymentus payment for $758.11
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/29/2017
201167854	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Payment was created on 10/03/2016.  Borrower called on 04/05/2016 as they were not able to post date a payment online and stated they will do it later today. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201163518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163522	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/01/2016.  Borrower called in to find out how much would be needed to pay off loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201167862	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2014.  Servicer spoke with borrower who stated will be sending payment in amount of $816.07 via XXX on 06/06/2014. Borrower stated reason for late payment is due to excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed 02/03/2014 as account was brought current by loan modification.	12/31/2016	1/19/2017
201167865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2016.  Notes on 07/30/2016 reflect the borrower called to make a payment for the month of July in the amount of $1,300.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201167873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Borrower called in and was advised calls were for account maintenance and trying to update numbers and email address.  No work number, no email provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201167875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Borrower spoke with agent discussed account status and online billing.  Borrower made arrangements to pay $767.68.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201167877	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/21/2016.  Spoke to borrower who wanted payoff amount good for 30 days. Payoff letter sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201167878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  Spoke with customer. Call was regarding loan modification/short sale. Customer and wife were questioning HAMP letter. Advised to sign and return. Gave 6th year date. Advised escrow analysis 12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201163534	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  The borrower called to schedule a payment. Borrower updated email address and provided know your options site.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/15/2015.  The borrower provided written authorization for payoff request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer. Comment dated 07/27/2015 reflects mailing address updated online and the reason for update was noted as moved.	12/31/2016	10/31/2016
201163536	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2016.  The borrower called to advised that would be making a payment for $637.23 by 02/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 07/XX/2015 as the loan was modified.	12/31/2016	11/30/2016
201163539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/10/2015.  Borrower stated she made her payment today on bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163540	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  Borrower called on 01/28/2016 to inquire about a deferment for the February payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  Unable to verify filing date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 06/29/2016 shows the MI tool audit final and last reporting to the PMI company occurred on 05/31/2016.	12/31/2016	1/1/2017
201167882	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  The borrower verified the e-mail address.  The agent was explained the escrow when the caller hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201167887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Servicer spoke with the borrower who stated that the payment is not due yet and will pay $1100.31 via auto bill pay through bank as always does so that the payment is received by 08/15/2016 and ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 02/07/2014 reflects servicer spoke with borrower 1 who stated that husband passed away. Unable to determine if the husband was a signor on the note. Prior foreclosure was closed and billed 06/02/2014 as account was brought current by loan modification.	12/31/2016	1/19/2017
201167889	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/21/2016.  The borrower called because the laymen was applied to misapplied funds. A reallocation request was submitted for correction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Commentary dated 03/01/2016 stated that a claim check for $7,135.87 was endorsed and sent to the borrower. The date of loss was cited as 06/30/2015. The commentary also reflects that the damage was caused by hail.
			03/06/2017, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	9/23/2016
201167892	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Borrower wanted to know why the payment was so high and advised the borrower of not making July payment. Borrower stated that he will set-up payment tomorrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201167894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Spoke to borrower about amount due and borrower sent bill pay for September.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201167895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/03/2014.  Borrower made payment for $1676.36 plus a $12 fee on 02/03/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment history indicates Borrower is making modified payments, however notes do not mention Modification.	12/31/2016	10/8/2016
201167897	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  The borrower sent an email to the servicer in regards to a lawn service company that came to the property the previous day to cut the lawn. They wanted to know why that was ordered. The representative sent the email to the property preservation area for review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments on 06/11/2015 indicate that the borrower is associated with a bankruptcy; however, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower was disputing the fact that the account was not being reported to the credit bureau. The borrower was advised that it was due to the loan not being reaffirmed. They were advised verbally and through a correspondence that was mailed on 06/20/2015. There were external inspections ordered throughout the review; however, there are no comments that indicate when they were completed or what the results were.	12/31/2016	9/14/2016
201167898	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  The borrower called in regards to ACH (auto clearing house) payment set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201163546	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower spoke with agent made arrangements to pay $828.26 to process on 6.30.2016 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Missing details from Bankruptcy filing from this version of the imaged file
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201167903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Borrower called as they had an issue receiving check for escrow surplus. Agent reviewed and advised borrower check was applied to account. Check was cancelled and funds were applied to the account, agent advised borrower a new check will be cut out and sent to them. Borrower also inquired about a check they submitted in the amount of $1000.00 when servicer was under different management. Agent advised account does not show anything received for that amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to review period.	12/31/2016	10/11/2016
201167905	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2015.  Borrower called in verified all information given and social.  Borrower requested statements due to not receiving them. Advised being sent to attorney; address updated and sent to borrower .
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 06/XX/2015.  Amended POC filed due to completed modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163553	2	[2] Damaged Exterior - Active insurance claim but unclear who holds funds or covered by bid [2] Damaged Interior - Active insurance claim but unclear who holds funds or covered by bid	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  The last borrower contact was in regards to obtaining a statement showing the current status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Hazard loss reported for fire claim date of loss 04/23/2013 and as of end of comments there has not been 100% inspection completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The hazard insurance claim filed for fire damages on 04/02/2013 was reported closed upon receipt of the 100% inspection results.	12/31/2016	12/28/2016
201163558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  Borrower contacted, advised of late fees and know your options website. Borrower made a promise to pay by mail of $1315.10 by 06/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163561	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Spoke to borrower, stated home is vacant, made promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163563	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Borrower called to see if the escrow analysis was run yet.  The borrower was advised that it had not been run yet and is due this month.  The borrower stated that they would call back in a week or so.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/31/2016
201167914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  The borrower called to inquire about billing statement and the servicer advised of escrow shortage as reason for payment increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201167915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  Spoke to borrower regarding payment arrangements. Advised will have extra payment removed and corrected on payment history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201167917	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Borrower called on 10/13/2015 to issue payment with the effective date of 10/13/2015. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201167918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.  Notes on 10/08/2016 reflect that the borrower submitted a payment in the amount of $1,020.70.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201167921	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called to get 2015 1098 information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201167925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Borrower called in to set up payment for $660.00 to be drafted on 10/24/2016.  Borrower advised that the reason for default was curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified prior to the review period.	12/31/2016	10/5/2016
201167926	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201163573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/07/2016.  The borrower called in to request origination documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163574	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called to have online access unlocked and reset.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/31/2016
201163576	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower called and authorized agent to process payment $1628.81 on 6.16.2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/23/2016
201144665	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Borrower made two payments for November and December.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/3/2016
201163579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/31/2016
201167931	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Provided borrower with intention of PMI and advised that the loan is protected only if defaulted on.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201167932	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Borrower stated they are making payments to pay ahead.  Servicer sent a request to reallocate payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201167933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Spoke with customer regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201167938	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Notes on 03/03/2016 reflect the borrower had questions concerning going back to the 2% interest.  The borrower was advised on how HAMP works and told that they cannot go back due to being at a higher interest rate originally.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201163584	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Talk to customer, provided total amount due, last payment received and fees, customer will make payment next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163585	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  01/20/2016 Spoke to the borrower who requested a payoff amount on the loan. Borrower stated trying to refinance but not eligible. Payoff was sent to the borrower via email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Borrower called and wanted to know why their payment was increasing, advised due to escrow and walked through the escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2016.  The borrower was transferred to loss draft to get check endorsed, claim tracking number was provided. Noted 11/22/2016 Potential property damage reported - no further details provided. Unable to determine amount of loss draft check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/11/2016
201167953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  The borrower made an inquiry regarding insurance and call was transferred to insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201167955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Notes on 09/30/2016 reflect the borrower submitted a payment in the amount of $1,125.92.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Multiple comments reference bankruptcy account but no specifics of bankruptcy noted in the collection comments provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201167956	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2015.  2/2//2015 Borrower called in to get interest paid .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201167960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower stated that payment was sent out through bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/XX/2015.  Prior chapter 13, case XXX, filed 05/XX/2014 was dismissed on 08/XX/2014..
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201167962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2014.  Borrower advised of escrow adjustment and new payment amount. Agent advised borrower payment increased due to insurance and monthly recurring payment will adjust automatically.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	6/29/2016
201163592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/23/2015.  Borrower inquired about reason for escrow increase. Servicer advised of escrow shortage in the amount of $746.39. Servicer advised borrower that they can pay the shortage in full before 12/01/2015 and their total amount due will become the usual amount. Servicer advised borrower can pay online; borrower indicated they would do so.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: No evidence of loan modification reflected in servicing comments available.	12/31/2016	10/31/2016
201163594	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The borrower called to provide banking information for payments and was instructed to complete online or a form can be sent out. The borrower also requested to be transferred to the refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The borrower informed of the home being flooded on 07/05/2016 and being a part of the condominium owner's association. The borrower was advised to contact the HOA to inquire about coverage for "walls in" as the borrower is not required to provide a policy for coverage.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163595	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower called to get the status on credit reporting for her account; she was advised that the code has been removed and that her account will start to report to the bureaus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower was advised that research was completed and that the account is not reporting correctly. The borrower has not verified their findings and/or satisfaction with the outcome. 03/01/2016 research request resolved.	12/31/2016	1/1/2017
201163597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016.  Borrower called regarding the balance of $84.29 showing on the website.  The borrower was advised of the LPE balance that is also listed on the billing statement.  The borrower was also advised that a new escrow analysis was performed in August effective for October and the shortage this year is not s high as last year. Servicer emailed borrower on 11/25/2016 advising that the fees in question are property inspection fees that were ordered from June 2014 through January 2015 due to the delinquency status. Servicer included the property inspections that were completed for that time period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/31/2016
201163612	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/18/2016.  3/18/2016 Spoke to the borrower who called in to discuss refinance. No further details on the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/28/2016
201167970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower wanted to make sure the payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified 08/01/2013.	12/31/2016	10/22/2016
201167975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  The borrower called in to inquire about PMI removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Modified 01/01/2012.	12/31/2016	9/19/2016
201167976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in to obtain payoff on account; provided unofficial payoff and was attempting to transfer to customer service when borrower hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201167978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower stated that they received a letter about PMI and wanted to know what that means.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201167980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Borrower inquired about repetitive charge of $73.26 on their statement and inquired about late fee.  Servicer advised corporate advance for escrow shortage and late fee applied for May & until paid it will continue to reflect.  Service request completed and late fee reversal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201167981	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  poke to borrower who had a tax question, advised borrower they did not need to mail in the tax bill they had received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201167983	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Borrower called regarding payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201167984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Borrower inquired about mortgage insurance removal; agent provided instructions for possible removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201163621	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2016.  Borrower called and spoke with agent regarding charges on the monthly statement $50.91.  Agent advised late charges accumulation total $101.28 was for short payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201167990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  09/09/2016 Borrower called in regarding web and online billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201167991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  The borrower called in to set up arrangement for 09/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201167992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201167996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The last contact was made on 4/14/2016, in which the borrower inquired about a recast.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201167998	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  Borrower spoke with agent discussed account status and escrow; borrower inquired about the amount reported on the 1098 if correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflect an email credit bureau dispute; issue appears resolved.	12/31/2016	9/24/2016
201167999	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2015.  The borrower called about web and online billing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified on 09/28/2015.	12/31/2016	11/11/2016
201163632	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/11/2015.  Servicer spoke with borrower who made a promise to pay $1706.22 via bill pay by 11/20/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer. Foreclosure was closed and billed 08/XX/2015 as account was reinstated through XXX.	12/31/2016	11/7/2016
201168012	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/22/2016.  Borrower advised late due to work hours.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Pay history dated 01/09/2017 shows a payment made on 12/24/2016 for 12/01/2016 and next due for 01/01/2017 Loan is performing. Next due date is incorrect.	12/31/2016	10/21/2016
201163634	1	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/22/2014.  Notes on 01/22/2014 reflect the borrower stated that they are not interested in a modification right now as the account will be brought current with the bankruptcy plan.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201168020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/31/2014.  The borrower was contacted to discuss the account. The borrower requested a Automatic Payment application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201163635	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  Borrower called in to see if the payment for October was received. Borrower declined ACH payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163636	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2016.  Borrower called to make payment for the current month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/05/2014.  The borrower called to see why payments are lower and was advised that the advance payment has dropped. Borrower advised that the November payment should arrive in 2 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  The borrower has refinancing questions and was transferred to the origination department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan had been HAMP modified prior to the review period per notes dated 09/14/2015.	12/31/2016	12/8/2016
201168026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Spoke to borrower regarding payment for 4/8 and to activate debit, advised borrower once payment hits bank and negative charges are reversed please send proof on bank statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201168027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Spoke to borrower who asked if it is possible to cancel private mortgage insurance on the account.  The borrower was advised to send in a written request with the reason for cancelling and advised of possible $425.00 fee for an appraisal. The borrower was given the fax number and mailing address to send in the request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201168028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2015.  The borrower authorized third party to set up ACH on account effective 02/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower advised there was fraud on the bank account and payment was resubmitted with debit card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted on 06/10/2014 loan was modified about a year ago.	12/31/2016	10/19/2016
201163638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2014.  The borrower called about the payment and escrow. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified by a prior servicer.	12/31/2016	9/30/2016
201168030	3	[3] Property Eligibility - Site and Utilities - Property Damage - Interior/Exterior UTD: ;	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  The last contact with the borrower was on 7/20/16 the borrower inquired about a claim.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Date of loss was 06/16/2016 and a claim was filed for damages. No indication of repairs made or started. Details of the damages were not provided.  The damage repair amount is estimated at $12,727.42.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 03/06/2017, XXX states property inspect was completed, and funds released. No property inspection provided.	12/31/2016	10/21/2016
201168031	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2014.  Borower called to confirm that servicer received payment for July.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201144089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  Borrower called and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  The borrower was informed of the tax payment information and was informed the step interest rate was 5%.  The agent advised that the account was current; and the customer stated had no e-mail address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The HAMP recast letter was sent on 03/10/2016; but no evidence of its acceptance was cited. A final claim's check for $823.00 was endorsed on 07/16/2014 for theft damages sustained to the subject on 04/10/2014.	12/31/2016	1/19/2017
201168034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower called in to inquire about was is covered by the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201168035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  10/12/2015 Spoke to borrower who set up payment via check for 10/14/2015 in the amount of $410.83
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/16/2016
201168036	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201163644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/7/2016
201168037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2014.  Servicer contacted the borrower on 10/24/2014 and was advised that they should issue payment no later than next Tuesday.  The reason for delinquency was cited as  illness of a family member.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Comment dated 10/24/2014 cites that the property is no longer a family home.	12/31/2016	1/19/2017
201163647	2	[2] Payoff has been requested within the last 60 days [2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Borrower called with issues regarding payment on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Credit reporting dispute original verbal dispute on 12/06/2016 and written dispute received 12/27/2016. Attempts to resolve on several occasions but borrower still disputing reporting. 02/15/2017 Servicer Response:1/24/2017 CREDIT CORRECTION - PAYMENT HISTORY	12/31/2016	12/31/2016
201144090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2014.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  The borrower made a promise to pay in the amount of $946.98 due 10/15/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/1/2016
201168038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  The borrower called about insurance and escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  The borrower called in to inquire why their payment was increased. The servicer explained the loan was interest only loan and now it adjusted to principal and interest. The borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  Borrower called in about loss mitigation letter received, representative advised 07/19 payment was misapplied but has since been corrected and advised borrower to disregard letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201163654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  The borrower was advised on 03/24/2015 that modification should be booked soon. The last borrower contact was on 12/06/2016 in regards to setting up a payment to be drafted on 12/09/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/6/2016
201168046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  The borrower advised that they mailed their payment on 10/10, and should be here any day now.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201168053	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  10/13/2016 Spoke to borrower who set up payment for 10/15/2016 in the amount of $1147.54
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201168054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2015.  Borrower advised received statement for taxes that have not been paid. Representative advised to fax a copy to the tax department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201168058	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2014.  The borrower wanted to make sure the reallocation of the payment dated 05/16/2014 for $385.67 was in process.  The agent confirmed that the funds were being moved from principal only to principal and interest; and also gave the payment amount for July.   This request was completed on 06/26/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201168061	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower called regarding a payment increase. The borrower was advised that the increase was due to the escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201163658	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower requested a copy of the 1098 tax form and promised to pay $1,295.18 by 03/10/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  Borrower stated would pay online 03/10/2016 in the amount of $1295.18
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168063	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/29/2016.  Borrower phone in verified email and cell phone number. Borrower called in to discuss refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower disputed account ever being paid late: letter sent and credit bureaus notified and dispute resolved as of 10/15/2015	12/31/2016	9/16/2016
201163664	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Borrower contact established, completed a promise to pays for 12/12 in the amount of $1300 with a $19 processing fee. Provided the loan number so borrower can set up future ACH payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163665	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2015.  Borrowers son called to set up payment information but was informed that the total amount due could not be provided.  The 3rd party stated that they would call back to have the payment submitted. Mortgagor deceased, unable to verify date of death. Son stated is executor, but no evidence of paperwork to verify.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163667	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Borrower had two billing disputes in the past, but has not had a problem per the most recent comments.  The borrower contacted the servicer several times due to possible default, but the situation turned out to be short term per the comments. Servicer advised borrower to make a payment while awaiting decision on modification (noted modification was denied).
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower wrote to the servicer stating that payment allocation needs to be corrected and requested paper billing in the future. 02/15/2017 Servicer Response:Notes indicate change in Hazard carrier and all accounted for and corrected.	12/31/2016	12/31/2016
201168064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2015.  The borrower requested the payoff and a 30-day payoff amount was provided to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/4/2016
201168065	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Spoke to the borrower about account status and Loss Mitigation repayment options.  The borrower agreed to pay $682.65 dated 10/21/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201168066	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  The last contact was made on 6/2/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201163670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2015.  Borrower advised she has a new job with less pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/03/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201168075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called in to get status of account  rep advised borrower account is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201168080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2016.  Borrower called in and asked why payment amount had dropped. Borrower was advised of lower escrows and to review the escrow statement
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201144675	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  The borrower inquired about fees on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower was upset about property inspection fees on the transaction history; agent advised the amounts represent fees that have been paid and not fees that were assessed.	12/31/2016	12/28/2016
201168083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2014.  Borrower contacted verified property address, phone. Verified insurance went up, borrower indicated thought the increase was escrow.  Borrower stated that they will be mailing in the difference.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201163672	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  Borrower called in with questions regarding the lender placed insurance. Call was transferred to Insurance department. Borrower provided 24 hour verbal authorization for XXX Insurance agent.  Agent advised premium is $1838.00
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	11/30/2016
201168085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower two stated will pay Monday when he gets paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201168086	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2014.  Spoke with Authorized Third Party who stated that payment was mailed, but Servicer did not receive. Third party stated will stop payment on check, third party also stated did not want escrow. Agent advised borrower to put request in writing, agent also discussed auto debit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/20/2016
201163676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  Borrower called in and was authenticated in IVR system. Details of call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163684	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2016.  Unauthorized third party (husband) requested password reset on account. Servicer advised could not make any changes to the account and has submitted an IT ticket.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Loan modified with prior servicer.	12/31/2016	12/29/2016
201168088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  The borrower stated was told that had paid twice in august and did not have to submit a payment for October.  The agent advised that the account was past due for $691.70; and the customer was upset that over the misunderstanding.  The payment fee was waived as a courtesy and a payment for $670.31 was scheduled for 10/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/26/2017
201163689	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2014.  Borrower sent a message through message center asking for explanation regarding the amount shown as payment due. Borrower indicated has been paying bills regularly and this amount sounds inadequate. Agent responded through message center asking for the borrower to call in due to the nature of the request and a representative can assist and provided contact number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/31/2016
201168092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  Borrower upset that she was being charged an online fee to make her payments
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168097	3	[3] Property Eligibility - Site and Utilities - Property Damage - Interior/Exterior UTD: ;	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/15/2016.  Borrower submitted a payment by phone in amount of $1498.33 and called to inquire about why the payment increased. Agent advised increase due to escrow and went over escrow breakdown with the borrower. A request for correction of payment was submitted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Property damage noted. However, cause of loss and date of loss not provided. Comment dated 02/25/2014 borrower stated that XXX was not listed on the claim check. Agent advised borrower need to see proof of that and will need a copy of the check showing XXX not listed and provided fax number. No evidence copy of claim check was submitted showing XXX not listed. As of 02/11/2015 servicer noted that the following items are needed: endorsed check, adjusters estimate, pictures of damage, contractor or material estimate, completed W-9, initial paid receipts, pictures of repairs, contractor/vendors final bill, paid receipts, certificate of completion and lien waiver. There is no evidence any of the items have been submitted. There are no further comments relating to damages and no evidence repairs have been started/completed. Estimated cost to repair not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Loan Modified prior to review period.
			Collection comments indicate prior property damage but no details provided. Borrower advised servicer not on insurance check and was to send in proof.. 03/06/17, Ditech states no claim check was ever received.	12/31/2016	10/15/2016
201163696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2016.  The borrower inquired about a refinance. They stated they put in paperwork for assumable loan to go to family member. The servicer advised it was reviewed but the loan is not assumable.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163697	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163698	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2015.  Borrower stated their intent is to stay in the home on 07/10/2015.  Comment dated 01/07/2015 shows borrower wanted to know what the corporate fees were for and was advised for bankruptcy/motion for relief and can be paid at a later date.  Borrower requested a research on the fees as they are not able to afford them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.  Borrower stated bankruptcy was discharge and has sent the paperwork to servicer on 01/08/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 06/30/2016 shows the MI tool audit final and loan was last reported to the PMI company on 03/31/2016. MI cancel date was cited as being recalculated due to loan modification.	12/31/2016	11/30/2016
201163700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  The last borrower contact was in regards to updating contact information and making the monthly payment,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201163701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163706	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The servicer informed the borrower on 10/15/2016 that the step rate modification changed in May and not August.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Borrower called to inquire about escrow and refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201168104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  Servicer noted no payment set up yet, helped borrower get online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  The borrower called in about paying shortage, and was advised that the amount was for $3159.05..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201163707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/12/2016.  Borrower called due to change of insurance carrier.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163708	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201168111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2015.  Borrower called in to get copy of note. Agent faxed copy of note to fax number provided. Borrower indicated will call back by the 15th to make a payment. No further contact with borrower noted and comments reflect that payments have been made via web or pay by phone via automated system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201168112	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2016.  Borrower called due to being locked out of online account, Security question was reset so account could be unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	10/20/2016
201163715	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2016.  12/22/2016 The Borrower called in about a letter he received regarding forced placed flood insurance.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  01/09/2016 Collection comments state there were a new bankruptcy filed but no additional bankruptcy information listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163716	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower was advised on 10/10/2016 they will not have access to their online account due to Bankruptcy and borrower hung up.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Bankruptcy litigation was cited on 12/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure outside the review and was closed on 04/XX/2014.	12/31/2016	1/1/2017
201163717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168122	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called in as they received a bill on Saturday but it is reflecting a different amount. Agent advised borrower account is currently due for May.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	9/11/2016
201163719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2016.  Borrower calling to obtain copy of modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower was contacted to discuss the account. The borrower advised will be making the payment online. The borrower stated the check that is sent for the payment is always sent back to the borrower with damage. The borrower stated was advised to make the payment on the website by the borrowers bank and the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower called in verified social and property address, had general inquiry on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163723	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	12/31/2016	11/30/2016
201168126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/09/2015.  Servicer advised borrower the loan is under ACH drafts and they will send a copy of the private mortgage insurance disclosure on 07/09/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201163728	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  The borrower provided written authorization for payoff request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate prior discharged BK, unable to verify filing or discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted on 12/16/2016 a payoff statement was generated.	12/31/2016	12/16/2016
201163734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower scheduled payment for $2313.06 by 06/02/2016 via Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified with prior servicer.	12/31/2016	12/31/2016
201163742	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/19/2015.  A third party called in. The servicer went over the payment amount and due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/23/2016
201163744	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2016.  Borrower called in to complete a promise to pay for $690.79 by 12/2/2016 via web pay. Servicer provided confirmation number. Notes indicate bankruptcy call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.  No bankruptcy details provided in the commentary.  The last updated noted on 2/16/2015 reflected it was previously discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  The borrower called in to discuss the account. The borrower advised a payment was scheduled online for 06/13/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Spoke to borrower regarding homeowner's and flood insurance renewals.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201168135	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Borrower contact established and the escrow shortage was explained. The servicer stated the escrow balance was on the bills over the last several years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: A claim check in the amount of $3,906.17 for unknown date of loss and unknown damages was received. The check was endorsed and mailed to the borrower.  02/15/2017 Servicer Response:The notes indicate that the escrow balance/shortage was explained to the customer when he called.
			03/06/2017, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	11/8/2016
201163750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  Borrower requested ACH be canceled and request was completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163751	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  The customer authorized a broker to have access on the account who requested a payoff quote.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 06/06/2014 as the loan was modified.	12/31/2016	12/31/2016
201168149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  The borrower made contact through the website for account maintenance and document request, and update of power of attorney.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201168152	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  The client spoke to the borrower about escrow update and payment for April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201168156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  10/05/2016 Borrower called in to inquiry about payment raised.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201144093	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2015.  The borrower called in on 03/13/2015 to request documents be sent via Mail.  The borrower called on 12/13/2013 with a tax inquiry. He was advised that the taxes were paid on 12/11/2013.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.	12/31/2016	11/30/2016
201168174	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2015.  The customer stated had already mailed the payment for the total amount due on the account for October.  The borrower promised a payment for $1,186.52 by 10/12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201168180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  The borrower advised that they were in Mexico and would do shortage when they get back in town, and set up bill payment for October.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201168182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  Spoke to borrower regarding insufficient funds on previous payment. Payment re-established for total amount due for 2/17/15. Fee was waived due to error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168189	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower stated on 10/17/2016 they mailed the package on Saturday and should be there any day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Credit bureau dispute was cited on 10/12/2016 and was completed on 10/14/2016.	12/31/2016	1/31/2017
201168197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2016.  Borrower promised to make a web payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201168201	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/18/2015.  The borrower discussed the insurance policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A credit dispute was received on 01/27/2014. Credit report corrected on 01/29/2014.	12/31/2016	1/19/2017
201168204	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  01/15/2016 Borrower called in payment for $611.61 for 01/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Notes indicate this is a rental property.	12/31/2016	10/7/2016
201168205	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201168210	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower wanted to know why his payment increased and payment arrangement. No additional information was provided int he commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201168219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower called in because they were still unable to make a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201168226	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2014.  The borrower was contacted to discuss the account. The borrower advised the reason for default is due to reduction of income. The borrower advised a payment cannot be made until 07/17/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201168231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called in to make a payment through Paymentus for $1642.97.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201168232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/17/2015.  Borrower called to ask about a principal reduction. Advised bank cannot change the terms of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  The servicer advised the borrower that the 1098 reflected zero due to previous year's interest rate was overstated. The call was transferred to supervisor for resolution.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201163770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  The borrower called to inquire about funds in the amount of $172.10 that were applied to the suspense account. The borrower requested that the funds be applied towards November's payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  The borrower inquired about a payment increase of $48.41. No additional information was provided in the commentary.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201168250	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  3rd party called with one time borrower authorization to ask for an update on the account. Also asked for a letter with interest information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower made monthly payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168257	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/03/2016.  The agent verified the mailing address and account number per the borrower's request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/15/2016
201144726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/08/2016.  Borrower advised she did not receive her 1098 year end tax forms and requested another copy be sent to her. Servicer advised they were sent out on 01/12/2016, however did resend them to the borrower via email. Servicer also advised borrower of the Know Your Options website. No further questions.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was re-cast as of 09/01/2015 with new payment at 284.19. No indication loan was delinquent. Borrower requested to extend loan by 6 years.	12/31/2016	10/15/2016
201168265	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower called regarding a PMI expiration letter they received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201168270	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Spoke with  borrower, verified cell number, home phone and property address. Reason for call was regarding the ACH payments; servicer confirmed ACH payments were not currently set up on account. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified by prior servicer 11/XX/2013.	12/31/2016	11/24/2016
201168279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  The borrower inquired about an escrow refund check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168280	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168283	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  The borrower was trying to figure out why they were assessed a late fee.  The borrower was advised that the payment wasn't received until the 19th.  The borrower thought that they had sent the payment in time but will send the additional fee with the June payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2015.  The borrower inquired about an escrow analysis letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168286	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2014.  Borrower contacted; no loss mitigation discussed.  Borrower wanted to process a payment for 12/6 in the amount of $968.25 provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201163777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Notes on 06/30/2016 reflect the borrower stated that they had roof damage and need to send in a claim check in the amount of $3,218.78.  The borrower was advised of the claim process and provided with the mailing address, etc.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A note on 06/30/2016 reflects the borrower received a claim check in the amount of $3,218.78 due to roof damage. The check was endorsed and released to the borrower on 07/07/2016.	12/31/2016	1/1/2017
201168299	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Insurance department  notes of 10/24/2016 indicate that payments need to be adjusted due to flood insurance; no indication if it was for addition or cancellation.     Last contact 01/15/2016: Borrower called in regarding insurance.  Borrower is paying through ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is evidence of reaffirmation.  Reaffirmation received 01/29/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201168302	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower authorized to add email address to account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201168307	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  Borrower wants to change bi-weekly payments
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201168308	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower called to make sure poayment was received since it has not been taken of of their account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201168311	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  07/08/2016 Borrower called in about a late fee assessment on the account. borrower was advised that the June payment was made 6/18/2016 and the grace period ends the 16th of the month. Borrower stated will dispute the fee as they make the payment the same time each month. Borrower was given the fax number to send dispute. No evidence borrower submitted dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflect account was HAMP modified. However, details of loan modification including date loan modified was not provided in servicing comments available.	12/31/2016	10/14/2016
201168312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2015.  The borrower wanted to set up speed pay for 9th but does not have checking account number; confirmed intent to retain property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201168313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/16/2016.  2nd borrower called in to see what could be done to take name off account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201168314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2014.  Borrower contacted and verified information, they made payment arrangements for the December payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201168324	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  8/11/2016 borrower called in and stated that the escrow shortage was paid however the payment was not adjusted. borrower was advised that there is a service request in to have the payment changed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201163778	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2015.  The borrower called to post a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168331	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower and agent discussed account status and Loss Mitigation options applicable to account less than 2 payments due.  The borrower authorized a payment $725.12 to process on 8.11.2016.  The borrower stated the default was due to Excessive Obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201168332	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Representative spoke with the insurance representative to verify mortgagee clause.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Credit reporting correction noted 09/22/2016.	12/31/2016	11/9/2016
201168334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Servicer advised borrower of the total amount due.  Borrower advised already has alerts set-up.  Borrower made a promise to pay for one month.  Borrower advised will be paying escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	10/15/2016
201163780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  The borrower authorized a payment in the amount of $15611.68; effective 08/11/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201163782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  The borrower stated received a letter requesting proof of insurance and does not understand why received it.  The agent advised that a copy of the flood policy renewal from the condo association was needed.  The customer was provided the fax number and advised to reference the loan number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201163791	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016.  Borrower calling to make sure insurance and mtgee clause are active as previous insurance no longer exists
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201168345	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2015.  Borrower called in verified cell, social, mail and property address. Borrower called in regarding escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201168346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2016.  The last contact was made on 5/6/2016, in which the borrower was informed of the amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	9/25/2016
201168356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201168359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168365	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2015.  Borrower made a monthly payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower called regarding PMI letter
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loss mitigation options were discussed 7/10/2015. Modification completed 3/XX/2011.	12/31/2016	10/5/2016
201163797	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  Borrower called regarding rate for modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 06/30/2016 shows the MI tool audit final was cited and the last reporting to the PMI company was done on 04/30/2016. Credit dispute was cited on 01/11/2016 and a correction was completed.	12/31/2016	12/31/2016
201163798	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  Borrower made a promise to pay $943.21 by 06/20/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower sent a letter disputing credit reporting. The servicer updated their credit reporting to correct the issue.	12/31/2016	12/31/2016
201163801	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  The borrower called to get assistance to reset their password. The borrower also promised a payment in the amount of $1013.84 by 10/25/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163803	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  The borrower made a grace period inquiry and the agent advised as long as the payment was made by the 16th there would be no late fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/27/2016
201168372	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Borrower called in to make a payment.  Borrower asked if there is a fee to make a payment by phone.  Servicer advised that payments through the  web-site is free.  Borrower stated will mail the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201168373	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called with questions about the property insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201168377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  The borrower requested no more calls.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.  It was indicated that the chapter 13 filing was converted to a chapter 7 on 08/XX/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201163806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower called to verify if payment was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168378	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Talked to borrower about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  Borrower spoke with agent regarding receipt of August payment.  Agent advised last payment posted and verified demographics.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201163808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/21/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201144098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  The borrower inquired about a HARP program solicitation and requested a call back.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201163819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2015.  05/22/2015 Spoke to the borrower who had called in regarding increase in escrow amount, the borrower was advised the increase was due to homeowners insurance premium increasing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2016.  Servicer verified account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163822	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Borrower made a promise to pay for 04/30/2016 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163827	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  The last borrower contact was on 08/09/2016 at which time the borrower updated their mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201168385	2	[2] Loan is in Bankruptcy [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016.  The borrower called to inquire about cancelling mortgage insurance; agent advised the loan had to be 80% to value and the request needed to be writing.  Advised unable to apply payments to principal during active bankruptcy.  The borrower also requested a payoff quote be sent to their bankruptcy attorney.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments indicate this loan is in bankruptcy but there are no details such as dates, case number, chapter, etc.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201168393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  Borrower called and made arrangements to pay $1604.39 to process on 10.18.2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  The borrower stated a payment was made today through bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201168398	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201168399	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Borrower inquired about recent escrow shortage on account. Servicer reviewed the shortage and provided payment options and the correct address in which to mail the shortage payment. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201168403	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015.  Borrower called on 11/13/2015 stating contractor has check for endorsement and was advised of end instructions. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168404	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Borrower authorized a check by phone on 09/27/2016 with the effective date of 09/30/2016. One insufficient transaction occurred in last 12 months.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 1/9/2015 indicated there was a payment dispute; there was no evidence to indicate the matter was still outstanding as of the end of the review period.	12/31/2016	10/21/2016
201168407	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower inquired about their escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201163837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  No discharge date is noted in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163844	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  Servicer spoke with borrower and advised of total amount due. Borrower stated wants 6 months of statements sent. Agent went ahead and emailed borrower the 6 months of statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 07/XX/2015 as account was brought current by loan modification.	12/31/2016	12/31/2016
201163845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	11/30/2016
201144101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  The borrower called in to inquire about the grace period date and was advised that there is no longer a grace period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163847	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2016.  Borrower called in regarding the account and wanted to know why the funds have not processed out of her bank account yet. Borrower states was going to research the check that was mailed out for November payment. Agent suggested a conference call with the bank and speak with a representative. Borrower advised will call the bank back on Monday.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Loan was in bankruptcy prior to beginning of servicing comments available. Unable to determine case number or filing date as details of bankruptcy not provided. Appears bankruptcy is still active as no evidence of discharge or dismissal noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201163848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Borrower called in for status of claim check for water damage on 07/17/2015 in amount of $1735.25. Borrower was advised that the check was mailed via regular mail on 08/25/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 04/XX/2015 as account was brought current by loan modification.Comment dated 08/26/2016 reflects water damage on 07/17/2015. Claim check was received in amount of $1735.25 and was endorsed and sent to borrower on 08/25/2015 via regular mail.03/07/2017; Servcier states this non monitored claim.	12/31/2016	12/22/2016
201168422	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 11/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2016.  The borrower called requesting pay history starting 05/01/2012 to present.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed 06/XX/2014.  Noted on 06/05/2014 a reference to the proof of claim being amended. Noted on 11/17/2016 bankruptcy attorney address, however; no phone number provided. There was no evidence to indicated the bankruptcy was closed out.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201168429	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Borrower calling to inquire about a line of credit
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201168434	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower post dated payment on 10/12/2016 for 10/14/2016. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201168436	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Servicer called and spoke with borrower who inquired if bill will stay the same at $664.37. Agent advised that if it changes will be sent information as in why. No further details provided. Borrower confirmed intent is to retain property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 02/18/2015 reflects borrower inquired about the private mortgage insurance letter and agent advised borrower on how to request private mortgage insurance removal. No evidence in ending comments that the private mortgage insurance was removed.	12/31/2016	11/28/2016
201168439	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower called in to address cancellation notice regarding optional insurance. Agent advised insurance not cancelled, still showing in monthly mortgage payment in the amount of $49.95
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to review period.	12/31/2016	11/21/2016
201168440	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/26/2016.  The borrower informed the servicer on 07/26/2016 that the escrow shortage in the amount of $137.40 was paid on 06/02/2016.  The borrower is requesting that the monthly payments be adjusted to $626.49 per month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/22/2016
201163856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2016.  Borrower called in and wanted to make payment through the IVR system. Agent transferred borrower back to IVR.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 09/XX/2015 as account was brought current by loan modification. Comment dated 05/18/2016 reflects vacant properties. Comment dated 09/07/2016 borrower advised agent will be suing servicer/lender because does not agree with modification agreement signed. Agent reviewed hazard claim on 09/26/2016 and work is completed. Comment dated 09/27/2016 reflects claim check in amount of $750.12 was mailed to borrower via regular mail.	12/31/2016	11/26/2016
201168449	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2015.  Borrower called in ; verified all account and contact information. Borrower called in regarding insurance. Advised no doc needed at this time for insurance.  Advised of amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201144102	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2016.  The co-borrower notified of the deceased borrower on 12/31/2015 and provided a death certificate on 01/28/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Death certificate was received on 01/28/2016. No evidence of borrower date of death. A chapter 7 bankruptcy was filed on 08/XX/2016. The borrower had informed of curtailment of income on 06/09/2016 and citing difficulty in being able to afford the upcoming interest increase while inquiring about a modification.	12/31/2016	12/23/2016
201168455	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called in to set up a payment. The payment was set up for $1,374.77 to post on 10/13/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 11/20/2015 indicated a previous credit dispute was corrected.	12/31/2016	10/14/2016
201168457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower called in regards to their $5,000.00 deduction to be applied next year and the last increase and is there a balloon payment. Comment dated 09/01/2016 shows borrower requested to have the escrow analysis ran again due to insurance increase. Servicer advised borrower on 02/23/2016 there is no private mortgage insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201163875	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  Servicer confirmed account information and email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168460	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Spoke to borrower about escrow shortage and advised late fee amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201168465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2015.  The borrower verified the bank information and was advised that the automatic debits would begin on 08/27/2015.  The agent advised that the servicer's name is changing.  The customer stated there was no work number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201168468	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower called in to discuss the insurance on account. Limited notes provided from servicer. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted indicate on 07/31/2015 loan approved for modification, however no indication borrower has signed/completed the modification process.	12/31/2016	11/8/2016
201168471	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower contacted advised of payment due date. Borrower stated spouse gets paid on 7th and makes payment online at that time.  Borrower inquired about payment increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower inquired and disputed payment increase. Response letter was mailed to borrower on 02/03/2016 and issue appears to be resolved.	12/31/2016	11/18/2016
201168476	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2015.  Borrower called to advise that the loan mod docs have been signed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201144772	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  The last contact was made on 8/9/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period. Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.	12/31/2016	11/16/2016
201163886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower had a question regarding the tax identification certification form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201144104	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2014.  Borrower called regarding payment to the new insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/23/2016
201163890	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016.  The authorized 3rd party made a promise to pay by 11/15/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower did not receive notice pf payment due to an Escrow payment dispute. The dispute has been resolved.	12/31/2016	1/1/2017
201168486	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  The borrower was contacted while driving and agreed to call back to schedule a payment. Borrower stated RFD was due to curtailment of income, servicer did not discuss loss mitigation options due to account having less than 2 payments. Servicer advised borrower could set a promise to pay. Borrower understood. No further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201163894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/27/2016.  Borrower made contact on 10/27/16.  Borrower called to inquire  about a certificate of elevation and was advised of the paperwork  needed and where to obtain it.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2008.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Commentary on 7/21/14 notes the Chapter Bankruptcy case number as XXX and filed on 5/XX/2008.  It is also noted that the bankruptcy  was discharged; however documentation unclear of the discharge date.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower made a promise to pay $1,485.21 by 7/31/2016 via the web.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163899	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower called to inquire about refinancing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Borrower called regarding set up of online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower made December payment int he amount of $2250.76
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168489	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201168490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Notes on 09/13/2016 reflect a new statement and the ACH application was sent to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201168492	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/08/2016.  The borrower called in to set up a payment. The payment was set up for $1,024.20 to post on 10/08/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201168495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called on 09/16/2015 in regards to their homeowners' insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	9/27/2016
201168498	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2015.  The last contact was made on 5/12/2015, in which the borrower was informed of general account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201168509	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201168514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2015.  The borrower called advised RFD was due to curtailment of income. The borrower advised payment was resent and would be sending check of NSF (non-sufficient funds) fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201168515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Notes on 12/14/2015 reflect the borrower set up a single payment in the amount of $582.44.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201168518	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2016.  Borrower called in regarding past-due notice and an assistance package received from Servicer.  Representative advised Borrower that the account is now caught up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment history indicates Borrower is making modified payments, however notes do not mention Modification.	12/31/2016	11/30/2016
201168525	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  Borrower wants to drop PMI
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	11/18/2016
201168526	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  The borrower called in to discuss the account. The borrower updated the mailing address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The damage noted is the pipes burst in the property.  The damage repair amount is estimated at $18,759.69.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There is a damage claim. The amount of the claim check was $13,777.82 date of loss 01/07/2014 from XXX with claim #XXX. There is evidence the repair work may be complete, however no evidence the final bill, paid receipts, or the inspection has been completed.03/06/2017: Ditech states additional claim finds were applied to principal. No property inspection proved to supported damage was repaired.	12/31/2016	7/25/2016
201168529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The last contact was made on 9/30/2016, in which a payment was scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/19/2016
201168532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2014.  Servicer called borrower on 11/17/2014 in regards to payment being received short and borrower completed a debit card payment to cure the shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201168533	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2016.  Borrower called in stated his intent is to keep the property and wanted to update billing address. Servicer advised a letter from borrower 's attorney is needed in order to make a change to address. No further borrower contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Noted on 01/12/2015 post bankruptcy, no case information was provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response:Account is still flagged as C&D.	12/31/2016	10/25/2016
201163937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  Borrower requested payoff quote on account to be sent by email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201168535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/22/2014.  Borrower called to advise that check was mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201163940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/03/2014.  Borrower called to update adress
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201163941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2014.  Borrower made contact on 01/06/2014 at which time financials were updated and reason for default (curtailment of income) was discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/31/2016
201163942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  The borrower made a promise to pay $2,089.67 by 8/25/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/10/2016
201168542	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower called in and wanted to go over the $5K HAMP incentive. Servicer transferred call to a supervisor for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicate loan was HAMP modified by prior servicer.	12/31/2016	9/11/2016
201163948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  Borrower called in to have her password reset online
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Borrower called in regarding double bill statement. Borrower was advised October payment was applied to principal and not to the payment. Requested payment to be adjusted and removal of late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168545	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  The insurance agent called to verify the fax number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/7/2016
201163953	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower called in regarding refinance options and was transferred to refinance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	8/31/2016
201168553	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/02/2016.  The Realtor called in regards to amount due and advised customer needed help with quick collection.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201168556	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  The borrower was contacted to discuss the account. The borrower advised did not know the payment made was short. The borrower was advised the payment was short by $55.00 and to make that payment online.  The borrower set up a payment for $55.00 on 05/27/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	9/20/2016
201163966	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/25/2015.  Borrower made contact on 06/25/15 at which time she  scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/1/2016
201163967	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016.  Borrower called regarding homeowners insurance. Borrower stated will call back with the renewal information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201163972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower made a promise to pay $1728.54 by 10/14/2016 via speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201168558	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2014.  Borrower called spoke with agent was advised unable to accept credit card payments.  The borrower had additional question and the agent transferred the call to the account manager.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201168559	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  Borrower made payment for $872.91 on 10/15/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment history indicates Borrower is making modified payments, however notes do not mention Modification.	12/31/2016	11/21/2016
201168560	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Representative spoke to borrower on 10/11/2016; once disclaimer read call hung up
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/28/2016
201168562	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2015.  Borrower wants to try ACH web pay
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/18/2016
201163975	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  Borrower called in and made a payment, requested the waiver of the late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168567	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  The borrower called about a PMI letter. The borrower was advised that the letter was sent in error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201168569	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The borrower advised had suffered a loss and needs to file an insurance claim; and the agent provided the policy number and claims phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood.  The subject has flood damage per notes dated 10/13/2016.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/2017, Ditech spoke with the borrower on 02/28/2017” CUST STATED ONLY THING DONE SO FAR IS HAVING THE PIPES FLUSHED. HE IS STILL GETTING ESTIMATES FOR REST OF WORK. ADV WHT WE NEED FOR CLAIM ADV CLAIMS DEPT DIRECT PHN NMBR AND EXT TO FOLLOW UP WITH US. HE DID NOT HAVE A TIME FRAME.”	12/31/2016	2/1/2017
201168571	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  The borrower stated they were unaware their payment did not go through and would like to make September and verified October payment was still set up to come out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168578	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2014.  The borrower was contacted, but did not want to speak at that time, so the borrower stated intention to return the call after work.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201168579	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower stated he always makes payments by 15th or 16th. Servicer advised that payment posted 17th but agreed to waive late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201168590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Borrower called to make a payment on the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201168591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2014.  Borrower called to check status of disbursement for hazard insurance. Agent transferred call to insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to review period.	12/31/2016	10/31/2016
201168595	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  Borrower called requesting mortgage insurance be removed. Borrower was advised to send request in writing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201168598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Spoke to borrower about escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201168602	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  The borrower advised RFD excessive obligation, and made payment for the amount of $679.32.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201168603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/17/2015.  Notes on 09/17/2015 reflect the borrower was advised that insurance is included with escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201168605	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower wanted to know why the credit bureau correction was not done.  The agent advised that a verification of mortgage had been sent in response.  The homeowner verified the cell phone, e-mail address and alerts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower called on 09/08/2016 disputed the late marks on the credit bureau; stating the issue is holding up any refinancing. The agent advised on 09/23/2016 that the request is scheduled to be completed on 10/25/2016. A written request was received on 10/10/2016; and the response was sent on 10/14/2016.	12/31/2016	11/28/2016
201168606	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  The borrower was contacted to discuss the account. The borrower advised a payment was mailed on 07/27/2016 for $1,356.59.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201168607	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  The borrower called about property taxes and was advised that a payment was sent to XXX on 07/14/2016 and 04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201168614	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2015.  Borrower called in to inquire about bi-weekly automatic withdrawals. Agent advised borrower of the amount debited on 7/6/15
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified prior to review period.	12/31/2016	9/12/2016
201168615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2016.  Borrower called in verified cell phone, social, and property address.  Borrower called regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201168622	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Spoke with customer. Refused to give reason for default. Called to verify total amount due on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201168624	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower called in and would like to dispute the return check fees. Borrower stated mailed in payment and agent advised to stop payment on check because account was delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201163992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Talk to borrower, she advised she pays early she shouldn't be late,  looks like her April payment was applied to principal, submitted correction to have that applied as a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201163996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Spoke with borrower and provided total amount due, last payment received. Borrower stated will make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/17/2016
201163997	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Borrower called in and stated submitted documents but servicer is still asking for documents. Agent went over the missing documents for modification review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect outbound and inbound bankruptcy calls. Unable to determine if active or inactive bankruptcy as no bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer. Comment on 09/22/2016 reflects borrower 2 is deceased.	12/31/2016	12/15/2016
201163998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  Borrower called, promised to pay $1195.54 by 11/26/2016 via Mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201168638	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  Borrower had questions on her escrow., servicer advised on details..Borrower also requested to be unlocked from the online services.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168639	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2015.  Spoke to borrower about verbal authorization to set up automatic payments with husband's checking account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201168640	3	[3] Title Issue -: Other	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  The borrower committed to make one payment for January and post dated the payment with the representative for 02/03/16 per confirmation number XXX. They advised the payments are delayed as they have to wait for the renters to pay them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  The borrower was working on a Deed in Lieu but per comment dated 04/14/14 the title was clouded due to a lien for $385.03 from a hospice center.  The borrower indicated on 04/26/14 that they would be contacting the hospice to see if they could pay the funds due. There are no additional documents that indicated if the borrower corrected the issue.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: There were external inspections ordered throughout the review as notation dated 08/22/2014 indicates but there were no comments that indicated their completion.	12/31/2016	9/27/2016
201168642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  10/3/2016 Spoke to the borrower. Accidental call-wrong account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201168644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  Spoke to borrower about returned payment and borrower said will make payment on website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201168646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Servicer confirmed Email address confirmed and explained decrease in payment due to escrow analysis..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201168647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The last contact was made on 7/25/2016, in which the borrower had an insurance inquiry; no additional information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/15/2016
201168648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Spoke with customer regarding privacy info. Updated privacy keys.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201168652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/24/2015.  Borrower called to make a payment on the account. Stated they missed the due date  by oversight, Borrower advised that they should correct the amount they are paying in their bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/1/2016
201168655	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  Fee inquiry. Late fee will be waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201164014	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2016.  Borrower called to speak to representative in regards to refinancing. Agent transferred call to a specialist to better assist with request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/31/2016
201164016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/05/2016.  Borrower called to see if he changed insurance what he would need to do.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201164018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016.  Authorized third party called in regarding confirmation of policy information and to speak about the insurance policy needed to be updated. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 07/XX/2015 as account was brought current by loan modification.	12/31/2016	12/31/2016
201164019	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2015.  Borrower had thought modification documents were sent. There was a miscommunication and borrower needed to resend modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/10/2016.  Borrower called in to see what the overdue amount of $51.52 on 05/03/2016 statement is for. Agent advised borrower that the new payment amount went into effect  in February 2016 and borrower still had old payment amount scheduled with her bank. Borrower was advised amount for over due payment for 06/02/2016 statement is $64.40. Borrower was advised of the new monthly payment starting in July will be $600.94 due to interest rate change. Borrower stated will schedule payment of $665.34 for July to get the account current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified by prior servicer.	12/31/2016	11/30/2016
201164026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower called in about escrow refund check and wanted to know if she can change the address of where the check should be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201168667	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2015.  Borrower wanted to know why payment went up and explained due to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/16/2016
201164037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164038	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  Borrower wants the escrow removed from the loan, advised that it is not allowed per the terms of the modification he is required to maintain the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164039	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016.  Borrower wanted to know why her payment won't go back to what it previously was. Advised that it will when the escrow shortage is paid in full. Borrower provided the amount to pay off the escrow shortage. Advised taxes and insurance will increase annually.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164044	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  The borrower called to get assistance in accessing the online services.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/28/2016
201164046	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2014.  Borrower requested to speak to the insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201168670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/07/2016.  Borrower called and wanted to make payment through IVR but it wouldn't accept the loan number she was entering in. Transfer back to IVR to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There was a BK flag on the account but it appears not to be related and no action was taken.	12/31/2016	9/29/2016
201164047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/14/2014.  Borrower stated she mailed final modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201168674	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called regarding the current payment, she verified the email they have for contact is current. She was advised the loan is still due for the 05/2016 payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower wanted to know why payment so high when she paid escrow shortage directly. Borrower was advised that funds were posted incorrectly to wrong account. Borrower indicated she was only making a payment for what should be due for the month and wanted late fee waived. Borrower advised they would re allocate the payment and that she should only pay the expected amount.	12/31/2016	10/22/2016
201168678	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2014.  Spoke with borrower regarding total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	9/12/2016
201168681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  05/31/2016 Spoke to the borrower who inquired about escrow statement. The borrower is going to send shortage amount and wanted to know what the payment would be if the shortage was paid. The borrower also inquired if the servicer sends escrow updates to XXX, the borrower was advised not aware due to status of the account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 08/13/2015 Borrower excepted in to the XXX. The state will now be making the customers monthly payments	12/31/2016	11/7/2016
201168683	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201168689	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Spoke with co-borrower who stated it will be 4 to 6 weeks before they have funds. Co-borrower stated that borrower passed away, but no addition information in file..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/30/2016
201164050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2015.  The borrower called in and stated they would make payment online that day in the amount of $1,606.11.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201144110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144113	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower stated they would like their child and their spouse to buy the property. The borrower was advised they would need to refinance; the borrower stated they would call back when they are ready.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164070	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower call in to be advised on the escrow increase.  Servicer advised borrower of the increase, went over the escrow analysis on the website.  Borrower stated will pay the escrow shortage before the increase will take effect.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201144838	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2016.  Borrower called and wanted to request a new escrow analysis. Borrower has a large shortage due to supplemental tax bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164071	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/21/2014.  The borrower called in to request help with online access and reset password. The borrower also inquired about escrow account and the payment increase. The servicer explained it was due to the escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201144114	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2014.  Borrower called on 12/15/2014 regarding billing statement they received.  Servicer explained the fees that were listed on the statement came from foreclosure and title exam and according to the modification borrower was responsible for the fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/31/2016
201164075	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower called and wanted to know if Servicer received a payment. Agent stated payment was received on 10/7/2016. Agent also advised borrower that payment decreased due to a decrease in the insurance premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2014.  Servicer spoke with borrower and advised that loan modification was booked and can now make payments online. Borrower acknowledged and stated will set up account online and schedule payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 01/XX/2014 as account was brought current by loan modification.	12/31/2016	11/30/2016
201144194	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2016.  The borrower wanted to verify receipt of unspecified documents they faxed to the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The reaffirmation agreement was received on 09/23/2011. No further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  6/14/2016 Spoke to borrower who was locked out of the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201164078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/26/2016.  Borrower mailed payment without account number. Servicer informed borrower that no payment has been received for November,  Borrower stated will review their bank information.Borrower mailed payment without account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/14/2016
201164090	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/04/2015.  Borrower report new claim for cold water and date of loss 5/26/2015.  Servicer advised borrower of claim process.  Notes include the following: Borrower has water damage to home, a hot water heater burst in home.  Insurance check needs to be endorsed they will be connected to department that will assist.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201164091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2016.  The borrower called in to find out the options for a home equity line of credit. The servicer stated they do not offer that option.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/31/2016.  Borrower requested mortgage insurance be removed; agent advised borrower their request requires authorization for appraisal at borrower's cost.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201164094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  The borrower called in to go over the payment; and was advised of the balance of $2,543.60.  The customer is making payment now per website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  Borrower called on 07/29/2016 to report a new claim for potential property damage. Details of the claim or damage not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: On 07/29/2016, the borrower called to report a new claim. The date of loss or damage type was not provided in the commentary.03/07/2017; Servcier states this non monitored claim.	12/31/2016	11/7/2016
201164098	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/22/2014.  The borrower contacted the servicer on 12/22/2014 to request that the collection calls be stopped.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164101	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  According to recent comments, the has called in with a promise to pay as well as a payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicate that, on 11/8/16, the borrower called with a payment dispute. The comments also indicate that the application of funds was corrected and applied to principal.	12/31/2016	12/31/2016
201168696	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Borrower called to advise that he gets statements but wants coupon to send payment via mail.  Borrower was advised that coupons are at bottom of statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201168699	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2015.  Co-borrower called in to switch auto pay to a card. Customer was advised auto pay cannot be set up on cards and has to be a checking account. Customer understood and decided to leave it the same. Customer was advised of payment decrease as of October 1st.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201168700	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  Spoke to borrower about payment arrangements and borrower indicated payment was mailed on Saturday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201168703	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  Borrower called in to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/12/2016
201168704	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2015.  Servicer spoke to borrower about escrow shortage but was unable to take payment via credit card. Borrower said will call back Friday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower called for assistance with the online account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201168713	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The borrower made a payment  for $771.96 through Paymentus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168715	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2016.  Servicer gave escrow payment information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/12/2016
201168716	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2016.  Inbound call from Authorized Third Party and advised third party that trial payment due for $1436.73 for 5/22/2015. Third party stated will pay bi-weekly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201168718	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called in to advise made payment for February with bill pay through bank.  Borrower was advised no payment received and to call bank.  Borrower called back and advised that co borrower stop the bill pay so set up payment to be made over phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201168719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower called in to discuss escrow as taxes and insurance have both decreased. Borrower advised a new escrow analysis will be performed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201168720	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Rep advised borrower of fees to pay by phone and call was lost.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201168721	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2014.  Borrower requested information from the 1098 for 2013 year. The borrower was also given tax ID number and Principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168727	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/30/2016.  Borrower wanted refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201168728	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 07/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  Spoke with the borrower, no payment arrangement made. Bankruptcy account
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Unable to determine fileing date or case number. Bankruptcy flag on the account
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168732	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2016.  The borrower called in to check the status of the active bankruptcy being discharged 10/11/2016, Advised borrower that this would be escalated to a supervisor and a call back would be made within 30 days. Borrower requested that the amount of funds in suspense of $604.15 be applied to the 12/01/2016 payment, borrower will pay the difference of $404.03 on 12/15/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 10/XX/2016 and there is no evidence of reaffirmation.  A motion for relief was filed 05/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/9/2016
201168733	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower called in to set up September and October payment. Customer was within grace period on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201168736	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  The last contact was made on 10/19/2015, in which general account information was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.	12/31/2016	10/31/2016
201168737	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Borrower called in to make payment and was advised of options and fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201168738	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2014.  Talked to borrower who said he will be mailing a check when he gets paid on Thursday. No contact with the borrower since is noted since this date, but the loan is current and a late fee was waived on 11/18/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201164115	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2015.  The borrower called in  and requested to have their 2013 1098 emailed to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/31/2016
201168745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2015.  Borrower was advised that once payment cleared, ACH could be changed to bi weekly payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201168747	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Customer called to ask questions about his 2nd mortgage with XXX. Rep advised did not have that info and borrower would need to call XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/11/2016
201168749	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/25/2016.  Borrower called wanting to know if servicer was going to pay county.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/25/2016
201168757	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  The borrower inquired about a letter he received for proof of insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201168763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Borrower called to find out if payment was adjusted yet after making escrow shortage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201164119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/06/2016.  Borrower called in set up a promise for payment on 12/6/2016 confirmed owner occupied and ACH declined. Borrower asked about the $1000 HAMP incentive, they were advised it was applied to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201168773	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2016.  Borrower called about payment and servicer agreed to waive late charge as courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/26/2016
201168774	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2015.  The borrower had general escrow questions. The borrower was transferred to the Escrow department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201168776	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  The borrower inquired about an escrow refund received; borrower stated there was a shortage last year.  The agent opened a research request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201168780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  The borrower advised she is having some financial difficulties and inquired about placing the payment at the end of the loan. The borrower was advised to apply for a modification even though she has already had a modification. The borrower was also advised to apply for a refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201168785	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2015.  Spoke with borrower. Refused to give reason for default. Borrower states that he was told he couldn't make payments over the phone. He has to mail the payments so he put the check in the mail last week. Advised the borrower that he can make the payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201144118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  On 05/11/2015 the borrower was contacted about a change in the payment amount and a correction was submitted to complete the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/31/2016
201168788	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  Spoke with customer regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201168793	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  The borrower advised payment of 1405.06 was mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201144119	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower advised property is occupied, and was calling about the step rate of the HAMP they are on, she advised it was too high of a payment and wanted to know her options. A modification package was sent out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164126	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/23/2015.  Borrower spoke with agent to have the login password reset for the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164128	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2016.  Borrower called in inquiring about HARP and incentive for qualifying payment history to see if loan will get the $5000  incentive. Advised borrower was not approved under HAMP so loan is not eligible for the incentive, Confirmed property is owner occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164129	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/25/2014.  Borrower stated did not receive billing statement. Servicer advised of amount due and sent new copy of billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164134	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Borrower called in and verified information and provided language preference. Borrower made speed pay and there was no fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2014.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164139	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  Borrower stated payment will be made on the 30th of the month via website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164143	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2015.  The borrower made a promise to pay and used suspense to make payment that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2015.  Borrower called in requesting 2012-2013 year end statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2016.  Borrower called in to set up a claim check for $4436.39, received a check from Insurance and called because the check needs to be Endorsed by Servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower received a claim check for $4436.39 due to hurricane damage on 10/05/2016. Borrower stated they need endorsement from Servicer before check can be cashed. No specific damages listed.03/07/2017; Servcier states this non monitored claim.	12/31/2016	12/31/2016
201168806	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Servicer advised of total amount due and escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower retired after hurt on the job in '14 and tried trial modification to get caught up and look at full modification and brought account current until '16 as he was not getting retirement until after the grace period cut off so was past due	12/31/2016	10/11/2016
201168808	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  The borrower inquired about cancelling mortgage insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201168813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201168816	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower asked about taxes going up, advised to call county, gave number to call borrower thanked me.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201168817	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  Explained to borrower balance increase is due to deferred balance put onto the end of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower disputed credit report showing account in foreclosure and the credit was corrected.	12/31/2016	10/16/2016
201168818	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/23/2016.  Spoke to borrower about a escrow refund check needing to be re-issued.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower was issued escrow refund check of $146.00, borrower tried to cash the check 3 times and it was rejected by the bank. Borrower has called multiple times regarding this issue. The servicer believes the check was cashed, it was rejected not cashed and requested the check to be reissued. check was reissued on 07/19/2016. 02/27/17 Servicer Response:A letter was sent to the borrower on 4.21.16 advising that the check was cashed and cannot be reissued. An imaged copy of the endorsed check is labeled under correspondence with a doc date of 7.11.16.	12/31/2016	8/11/2016
201168819	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  Borrower called in regards to the refinance. Borrower wanted to know when the $5000 off of the principal would be applied. Borrower was advised of the time frame.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201168820	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: A cease and desist was removed on 02/13/2014.	12/31/2016	9/14/2016
201168828	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Borrower called inquiring about the amount due and was advised of escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201168829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Spoke to borrower about August payment. Borrower said would make it by the end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201144195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The borrower stated their child lives in the property. The servicer advised of an escrow increase. The borrower stated they would send the regular payment amount with an additional $600 each month for escrow. The borrower promised to pay $1185.13 by 10/25/2016 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164159	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  Servicer advised borrower LPI was in place withXXX. Borrower stated has insurance with Access Home Insurance Company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/08/2016.  Comments indicate that there has been ongoing communication with the borrower regarding loss mitigation activity and promise to pay.  Comments on 2/18/14 indicates the borrower reason for default was due to curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164164	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  12/28/2016 Spoke to the borrower who made a payment in the amount of $1527.23 for 12/30/2016. Requested documents sent to borrower via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164165	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower called in to make a payment for $847.64 via bill pay and set up another for 6/25/2016 for $847.64 and confirmed property is owner occupied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a previous bankruptcy filed; however no further details provided in the commentary available.Unable to verify filing or discharge dates.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164166	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164177	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/04/2015.  Borrower sent message via message center that he was unable to make paymen online. Servicer advised website was undergoing routine maintenance and apologized for inconvenience.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201168835	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  Notes indicated spoke with borrower on this date but no details were provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201168837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2015.  Talked to borrower who indicated wife handles the account. Spoke with wife who advised thought account was already set up on auto draft. Said would go online and set it up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201168841	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The borrower called in to verify the account and schedule a payment for 10/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168842	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower advised that payment will be in soon.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201168845	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2016.  Spoke to borrower regarding escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201168846	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Borrower requested to speak to insurance department, transfer to insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201168847	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Spoke with borrower in reference to insurance but wrong account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201168848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower was provided current interest rate, maturity date and principal balance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201168850	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Spoke to borrower regarding insurance. Servicer transferred borrower to Insurance department for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified by prior servicer.	12/31/2016	11/14/2016
201168851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2016.  Spoke to borrower about denial of removal of private mortgage insurance without having an appraisal done at borrower's expense.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201168856	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2016.  Spoke with borrower who called to inquire about the payment increase and escrow shortage. Agent advised due to taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201164180	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/29/2016.  Spoke to borrower, they requested a new copy of the 1098 be sent to them by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164182	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2015.  Spoke with borrower two, called in to see if we received her payment and account current. Representative advised that payment was current until 10/01/15.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201168859	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201168861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  9/8/2016 Spoke to the borrower who inquired about removal of Private Mortgage Insurance on the loan. Walked the borrower through disclosure
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201164188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/7/2016
201164191	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2015.  Borrower requested a new billing statement be sent out. They declined the home warranty offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/6/2016
201168865	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower contacted, verified all contact information, borrower intends to keep the home but would like a payoff for the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164195	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called regarding escrow shortage, borrower had sent escrow deposit with payment. Agent informed borrower that payment amount will not change. Borrower also stated will not be changing Insurance Company and will be staying with XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201164197	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2014.  Spoke to borrower, they wanted to know why they keep receiving duplicate statements. Borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201144125	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  The borrower called in on 10/26/2016 to advised the property taxes that were purchased by a management company at tax sale and the deed is under the management company and not the borrowers, the tax information was requested to be submitted for review.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 05/XX/2014 as the loan was modified.	12/31/2016	12/31/2016
201168869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2015.  Spoke to borrower regarding difficulty logging in to website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201168872	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/20/2015.  Borrower wanted to know if 1098 had been sent out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201168874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower one called trying to make a payment, promised set up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201168878	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  We spoke with Borrower, a payment plan was set up. The loan was less than 60 days past due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168879	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Spoke with borrower and went over borrower's escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201168887	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Borrower asked about escrow account and how to cancel PMI.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Servicer advised borrower of the escrow surplus.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164208	1	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2016.  Borrower's statement stated a different amount then the one he was supposed to pay. Advised borrower that the statement was incorrect because the statement for the month of December stated his payment was $2298.03 and borrower also sent in $250.00 to escrow deposit. Put in for correction because $1898.05, was transferred to Principal payment. Agent advised borrower that statement was incorrect.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/29/2016
201164213	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower called and authenticated, updated mailing address for bills.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168908	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  The borrower was advised the ACH is active.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/7/2016
201168914	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2015.  The borrower advised mailed the payment out earlier in the week for the shortage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/4/2016
201168918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015.  Borrower stated that they tried to make payment through website but kept kicking borrower off. Borrower set up speed pay for total amount due on 11/13, they are not interested in ACH. Borrower wanted to make sure that the misapplied funds suspense was paid out. Borrower wanted 1098 and was informed can get online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201164221	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2015.  09/09/2015 - Borrower called in regarding next payment due date. A HAMP modification was completed 7/28/2015 and the borrower has been performing since.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164223	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in to get 1098 information.  He was advised of know your options website.   Based on commentary of 06/19/2014, borrower called in about modification  and was transferred to the mod department, but there are no notes as to what transpired.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Notes of 01/27/2014 indicate that there was a bankruptcy filed.  Borrower called on 02/13/2014 to state that the home was not included in the bankruptcy and wanted to confirm intention to retain.  A reaffirmation letter was sent to borrower but there is no indication that it was returned.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Borrower disputed credit reporting; servicer sent in report showing bankruptcy.	12/31/2016	12/31/2016
201164225	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/13/2016.  7/8/15 The borrower stated they never received notification of payment increasing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/13/2016
201164231	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/08/2014.  Servicer offered to post date June payment for borrower. Borrower declined and stated would call or mail payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Per the borrower's email: Why do I not receive a statement that payment is due the you wish to discontinue electronic statement and start paper on a credit report.
and I forget it s due. Please help with this as it looks bad paperless billing and statements are being sent to your
first of the month. I don t have a problem making my
payments you just don t send me a payment due notice on time payment reminder or statement until the payment is past due.
			email id we have on file. Please reply to this message	12/31/2016	11/30/2016
201164232	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2015.  A comment dated 07/27/2015 states the borrower made contact in regards to the upcoming payment adjustment..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201168923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2015.  Borrower called to confirm the monthly insurance premium amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164237	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  Borrower stated she received call from bank that check may not clear.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164238	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2015.  Borrower provided financials for HAMP review. Borrower advised of reduced rate to lower PITIA to 31% of income. Borrower stated that is already to high.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/11/2016
201164239	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2015.  Borrower sent message stating payment would be made by end of the month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164242	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/17/2015.  Borrower called in and agent advised total amount due of $68.79. Borrower promised to pay full amount via speed-pay effective 4/21/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164244	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower stated will make payment in the amount of $1,358.51, verified property occupied, provided total amount due.  Scheduled $1,358.51 for 05/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164245	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2014.  Borrower called in regarding modification letter he received. Borrower thought it was regarding late payments, the servicer advised it was a modification notification providing the new modified payment amounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201168925	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  The borrower was advised a copy of the tax bill was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201164247	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2016.  Borrower called in and authorized daughter for the life of loan. Advised that the loan is current and provided total amount due. Provided next rate change date of 06/2017 and rate increase to 5%.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/19/2016
201168927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower authorized their spouse to get account information; Servicer advised letter received was informational.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201168932	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  The borrower discussed the new escrow amounts to be paid monthly.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: On 08/08/2016 a credit dispute was received from the borrower. Comments on 09/12/2016 indicated the credit bureau correction was completed.	12/31/2016	9/12/2016
201168933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/06/2015.  The co borrower was advised to send in the modification packet that was mailed out. The current income was reviewed with the co borrower and advised a modification may not work with the income stated. The co-borrower was advised about the HARP refinance program and provided the phone number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Post Bankruptcy noted in file with no further details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201164249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/08/2015.  Borrower called in and made payment, advised of total amount due and that loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/1/2016
201168934	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/12/2015.  Borrower called to make sure payment posted since he is on automatic payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168935	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  Borrower called regarding amount due.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201168939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201168942	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2016.  Borrower called to ask about PMI removal. Advised request was denied.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201168943	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2016.  Borrower stated he will mail out a check, he also asked for a copy of a check that was cashed in 2013. Advised of fax number to send in the request for the check copy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower claims they never received the escrow surplus check from 2013, servicer states it was cashed. Borrower requested a copy of the cashed check to show who cashed the check.	12/31/2016	10/14/2016
201168945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/19/2015.  Borrower needed the insurance declaration page re-faxed because the first one was not received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168946	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201168947	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Spoke to borrower, they requested mortgagee clause for new insurance policy, call was transferred to the insurance department for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201168948	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/08/2016.  Spoke to borrower, borrower stated they are receiving letters from lawyers stating the intent to foreclose on the home. Advised borrower that due to the fact they did not reaffirm the loan, they will continue to receive the letters.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 07/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201168954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201168955	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Servicer advised borrower of late fee assessed and increase in payment due to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201168957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  Customer wants to know why her mailing address is on the account. Customer and borrower have been divorced for two years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201168960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  Customer called in about new account. Customer was previously approved for a Mod back in 11/18/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201168962	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/13/2016.  Borrower stated that the internet is down and wanted to make a payment with the fee waived. Follow-up comment on same date reflects that the CPB fee was waived.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Currently less than 2 payments delinquent but had CH.13 discharged in March 2015 and modification completed	12/31/2016	10/15/2016
201168963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201168964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower called and stated they tried to make a payment Sunday night online, Advised that there will now be a late fee. Borrower made the payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201168969	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Spoke to borrower, they asked about the payment amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 02/15/2017 Servicer Response: C&D on work and cell.	12/31/2016	10/6/2016
201168971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower inquired on auto-pay letter she received and advised the borrower of the confirmation letter from the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201168974	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Spoke borrower, she wanted to confirm that she could make payments online. Advised that she could.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201168976	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower called and needed assistance with the paying with the online account, unlocked the account and reset password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201168977	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2016.  Borrower called and stated he wasn't sure of the payment due? Advised of the total amount due and advised of payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201168984	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/12/2016.  Borrower called in and wanted the 1098 for 2015, letter was requested to be sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201168985	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/12/2015.  The borrower authorized a payment in the amount of $2048.55. Borrower stated they did not want to make any supplimental payments for the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201168986	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower called on 10/13/2016 to inquire on amounts paid/due. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201168987	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2015.  The borrower authorized a payment in the amount of $991.22
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The loan was modified on 06/XX/2014.	12/31/2016	11/23/2016
201168989	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/09/2015.  Spoke to borrower regarding payment being returned, he mailed it to the Texas address, unable to determine why it was returned. Borrower said will mail another to the Illinois address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201168991	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  The borrower stated that she will make a payment in the amount of $1740.46 through Bill Pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201164269	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/08/2016.  The borrower advised he is receiving the statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/8/2016
201164274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  Borrower stated locked out of online account. Servicer reset password and borrower stated will make payment 10/31/2016. Borrower also stated no damage from recent disaster.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201168997	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201168998	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2014.  The borrower called about an insurance claims check and was transferred to the insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201169003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2014.  Borrower called to request to have private mortgage insurance removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201169008	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/26/2016.  The borrower inquired about other charges. Advised borrower to be patient while updates are made to the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169009	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  Went over the escrow analysis with customer and customer upset about name being incorrect on statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201169010	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  The borrower made an inquiry regarding amount due, RFD was due to excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Noted on 10/08/2014 a loan modification being completed on 12/XX/2013.	12/31/2016	10/19/2016
201169011	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2014.  Borrower called to see why both names are still on the credit report. Servicer advised that loan modification does not remove a name, only refinance will do that.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201144131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  The borrower called about a HAMP recast letter they received/ The servicer advised the current interest rate is 4% and it will change to 4.875% on 02/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/20/2016
201144920	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower called in to inquire about escrow and interest rate change and was advised the rate will change on 09/01/2016 to 4.625%.  The borrower expressed interest in lowering the term and the rate and a refinance was suggested and transferred to sales.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201164275	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2015.  The borrower inquired about the insurance check being sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164276	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/16/2014.  The borrower stated the County Recorder is not showing the property as paying off the back taxes. The borrower advised the 3rd party company bought the deed to the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164277	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/09/2015.  The borrower was advised the modification agreement was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/19/2016
201169013	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Spoke to borrower about payment not yet being adjusted. Borrower was upset about the issue but advised it was also due to escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201169015	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/30/2014.  Third party called in and wanted to know why payment went down. Agent informed that it was due to the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201169016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2014.  The borrower called stating she made a payment in December but the credit bureau shows she did not pay. The borrower was advised the modification was occurring during that time. They borrower stated they were paid a month ahead which the representative advised the account was actually past due. The representative transferred the borrower to the customer service department but the borrower was not clear on the credit bureau reporting for the modification.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201164281	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2016.  Agent spoke with borrower. Agent provided borrower with confirmation number for online payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified by prior servicer.	12/31/2016	12/31/2016
201164282	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201169021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  Borrower called about PMI letter and asked about escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169025	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2016.  Borrower called to advise has not received a billing statement over the past 3 months.Information verified and information forwarded to supervisor.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201169030	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  Third party called to make payment on account. Servicer advised of $19 fee for phone payment. Party made payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201169032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Borrower called and wanted loan details. Advised of loan modification terms, current rate of 4%, escrow is re examined each year in June. PMI will continue and advised of process to have it removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201169033	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Servicing comments show the last time they spoke with the borrower there was talk about a payment arrangement. There is no evidence of any major delinquency in our review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201169035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/30/2014.  The borrower called in to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201169037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/24/2016.  Servicing comments show loan current and proof of modification in 2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201169042	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower called in a payment for $2482.23
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201164294	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  Borrower called about insurance policy. Information provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164295	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201169045	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/16/2016.  Borrower called in to verify speed pay is scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201169047	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2015.  Borrower called to issue payment with the effective date of 07/29/2015.  Comment dated 05/09/2015 shows borrower requested a copy of the modification
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/22/2016
201169049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201169053	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/20/2014.  Notes on 03/20/2014 reflect the borrower confirmed that the account was current.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed 10/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201169054	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2015.  The borrower sent an email request to cancel mortgage insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201169060	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2016.  The borrower called and inquired if home was in foreclosure.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201169062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  Notes on 01/16/2015 reflect the borrower stated that they payment was sent thru bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201169063	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2014.  Borrower called in regards to a charge and was advised charge was prior charge and is billing higher for it now.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201169064	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/16/2015.  Servicer spoke with borrower who stated will have wife call back with payment. Agent went over escrow shortage. Borrower stated reason for late payment is due to excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed 04/17/2015 as loan was brought current by loan modification.	12/31/2016	11/28/2016
201164300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/11/2015.  The borrower inquired about her Grace period being 30 days but was advised the Grace period is 15 days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169074	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  o borrower stated that the borrower was ill for a few weeks and in the hospital. The co borrower was advised that the payment was due and to look into the finances to post date an arrangement to have the account excluded from collections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201169075	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower was educated on general account information; including modification information. The borrower's cell phone, address and email  were verified. The borrower also declined alerts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201169078	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2016.  Spoke to third party in regards to needing online assistance, advised borrower must be put on line to reset the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201164303	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  The borrower made a promise to pay $360.86 by 3/15/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/11/2016
201164304	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/17/2015.  The borrower had a general insurance inquiry. The borrower was advised the payments were sent back to the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Per last contact on 08/30/2016, borrower called in to verify the escrow portion amount and shortage combined.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164306	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/11/2015.  Per last contact on 09/11/2015, borrower called in to see if there was flood coverage through mortgage. Borrower called in to advise that flood not needed since borrower had flood through HOA.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169083	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Borrower called to make a payment on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201169085	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  The last borrower contact was in regards to the monthly payment in which the borrower declined to schedule a payment. He stated he would take care of it .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201169088	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Notes on 06/01/2016 reflect the borrower made a payment for June.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/26/2016
201169094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Borrower called in to request address be sent to agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201164309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/18/2015.  Borrower called in stating received a cancellation notice from insurance company and wanted to make sure servicer is going to disburse the funds to the insurance company. Agent confirmed that funds were disbursed on 05/12/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification was completed by prior servicer.	12/31/2016	11/30/2016
201169096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/29/2016.  Servicer advised borrower that an update was sent out via mail on 07/20/2016.  The borrower was also advised of the next due date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/26/2016
201169097	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  The borrower called in to advised they have not received documents via the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201164310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/15/2016.  Borrower called in and advised insurance premium is due and requested payment. Agent advised priority is 2-3 business days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification was completed by prior servicer.	12/31/2016	12/15/2016
201164311	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2016.  Borrower called in and was authenticated in IVR. However, there was no response from borrower upon greeting. Prior contact on 04/14/2016 reflects borrower called in and made a payment and was advised of the payment processing fee. Borrower advised will pay online for $9.95 instead.  Credit dispute noted on 04/21/2016. Comment dated 05/23/2016 indicates credit dispute resolved. No further details available.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification was completed by prior servicer. Credit dispute noted on 04/21/2016. Comment dated 05/23/2016 indicates credit dispute resolved. No further details available.	12/31/2016	12/31/2016
201144136	3	[3] Mortgagor Working w/ 3rd Party Group [2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/30/2016.  The borrower called in on 11/30/2016 to request the prior modification documents and to advise is working with XXX.   A request for payoff was received on 10/11/2016. The servicer provided information about the 1098 year end statement and modification previously completed on 02/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments reference an inactive bankruptcy; however, no other details were noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201169101	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/26/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Borrower called in regards to the Homeowners Insurance
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/19/2016
201169102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  Spoke to borrower, she stated she made the payment 2 days ago.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201169107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The last borrower contact was in regards to a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	10/16/2016
201164322	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2016.  Borrower called in and advised was locked out of online account. Agent unlocked account for borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification completed by prior servicer.	12/31/2016	12/31/2016
201169116	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  Escrow analysis and shortgage was discussed with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/1/2016
201169117	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2015.  The borrower was called in regards the payment that was due. The borrower advised their family member mailed the payment that day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is evidence of reaffirmation.  Per comment dated 09/XX/14 the reaffirmation was filed on 10/XX/13
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There were inspections ordered throughout the review as notation dated 09/16/2014 indicates but there were no comments provided that indicated their completion.	12/31/2016	10/5/2016
201169118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The last borrower contact was in regards to obtaining a billing statement; was advised needs a reaffirmation from attorney.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments dated 08/16/2016 reflect evidence of a prior bankruptcy; however no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201164324	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/05/2016.  12/5/2016 - Inbound call** borrower called to schedule a payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2016.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2015.  The borrower advised the tenants moved out of the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2016.  Borrower called to make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164328	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2014.  The borrower was advised the 1st trial payment was received and the second payment was promised by 11/30/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is no information pertaining to the bankruptcy located in the file. There is a comment dated 05/23/2014 stating an outbound bankruptcy call was attempted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201164330	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower called, verified all information and scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169132	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  The borrower called in regards to a private mortgage insurance letter they received. They were advised on how to request the cancellation and the process.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201169133	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/15/2016.  Borrower called and made payment arrangements for 03/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169136	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  Borrower called on 09/14/2016 to issue payment. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 01/08/2015 shows denied past due VPR and modification was sent to vendor.	12/31/2016	10/16/2016
201144138	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	12/27/2016
201164332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2016.  Borrower called and was fully verified. Transferred to the insurance department as borrower is getting new insurance policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per note on 8/31/2016, the prior servicer completed a modification.	12/31/2016	12/31/2016
201144139	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  The borrower wanted to know if the payment had already been made.  The commentary dated 08/05/2015 states the 2nd borrower passed away.  The loan was approved for modification and completed on 05/XX/2014.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: The notes on 8/52015 state the wife passed away with no other details.	12/31/2016	12/31/2016
201164338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  Borrower called in inquiring about refinance and call was transferred for further assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 03/05/2014 reflects FNMA Alternative loan modification was booked 09/XX/2013.	12/31/2016	12/31/2016
201164343	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification completed by prior servicer.	12/31/2016	11/7/2016
201164346	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/26/2016.  Received updated email address for borrower.  Prior contact was 04/08/2016 when borrower requested a account statement showing application of funds to outstanding legal fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Last comment that loan was reported to PMI company was on 04/30/2016. Moderate risk based on number of modifications in past and past delinquency.	12/31/2016	12/31/2016
201164347	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/07/2016.  Borrower called in and stated he couldn't make a payment through the bank because the internet was down and would try again later.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Prior servicer completed modification.	12/31/2016	12/23/2016
201164348	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  Borrower called about receipt of the second hazard loss claim check and requested endorsement.  Check endorsed and mailed 06/22/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: A loss draft claim was filed for hail damage on 03/26/2016. Borrower first received funds in the amount of $8532.29 around 04/29/2016 and then additional funds for $2674.33 on 06/15/2016. Funds were released without inspection although the combined amount exceeded the $10,000 threshold. The servicer sent out an inspector on 10/25/2016, who noted no exterior damage to the property. Modification completed by prior servicer.	12/31/2016	11/23/2016
201164349	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2015.  Borrower called in regarding payment history. Agent advised borrower two payments made and next due for 07/01/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	11/30/2016
201169145	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower confused on what amount that has to be paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201169146	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The borrower stated that the spouse had tried to pay it; but the system kept kicking her out.  The customer stated had put the money in the bank and promised would pay $1,253.52 on 10/13/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201169148	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2015.  Borrower contacted; borrower stated does not speak english and advised will have a spanish speaking rep call back this afternoon.  Rep contacted borrower regarding payment and borrower said it was mailed on the 11th. Informed borrower it has not been received, borrower will call back on Thursday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/2/2016
201169149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/28/2016.  Borrower wanted to know if he could pay with surplus check. Rep advised yes but will need to pay the difference.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201164356	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/08/2016.  Borrower called in asking if transaction XXX be applied to escrow deferred balance. Borrower stated an escrow advance was taken out and wants to know about it. Funds were erased but still gets charged a monthly fee. Call was transferred to escrow department. Details of call not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower sued servicer regarding escrow account. Litigation was closed prior to review period as a settlement was reached between borrower and servicer. Comment dated 08/31/2016 reflects the terms of the settlement were the borrower was to pay $5200.00 towards escrow and servicer was to zero out the escrow account and remove the escrow. The escrow account has been removed but there is still a balance of $1952.03 in the escrow account and borrower is requesting to have this waived or will be contacting lawyer to advise need to go to court. Appears funds were applied to the escrow account in amount of $192.30. Account is now coded as non escrow. 02/15/2017 Servicer Response:11/09/16 Correction request validated, 11/09/16 reversed tran and reapplied as escrow Rev tranXXX from corp adv and applied to escrow shortgage, 11/10/16 called customer outbound Rev tranXXX from corp adv and applied to escrow shortage, 1/04/17 Account services reviewed loan per control log XXX- Pull Escrow funds and applied as tranXXX Hazard was to be nonescrowed	12/31/2016	12/7/2016
201169155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/07/2016.  The last borrower contact was in regards to inquiring if servicer performs second mortgages.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169156	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower called in to inquire about PMI cancellation; and payoff; emailed information per borrower request and provided verbal payoff .
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201169157	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/28/2016.  Notes on 09/28/2016 reflect the borrower called regarding ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201169158	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201164358	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Borrower called and wanted to know why the payment increased, advised the taxes and home insurance premium increased in the last escrow analysis.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/11/2016
201169161	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/22/2016.  Borrower made monthly payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 8/9/2016 indicated a previous credit dispute was resolved.	12/31/2016	10/22/2016
201169168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/17/2016.  The borrower requested a verification of mortgage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201169171	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Borrower called 1/11/16 to provide a payment for 1/16/16 in amount of 721.70 with extra 100 to principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/25/2016
201169174	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments on 11/11/2016 indicated there is an active bankruptcy, no additional details about the bankruptcy were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201169177	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2015.  Borrower made monthly payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 8/27/2015 indicated a previous payment dispute was resolved.	12/31/2016	9/25/2016
201169185	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201169187	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/27/2016.  Spoke to the borrower about refinancing and home equity lines of credit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201169188	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower called to check the status of the insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201169189	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/10/2016.  Notes on 09/10/2016 reflect the borrower wanted to make September payment but will make on the web to avoid any additional fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201169190	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201169192	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Spoke to borrower about collection issues.Borrower said will reapply payment made 9/30 in the amount of $517.85 and apply to October's payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201169200	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2015.  Spoke to borrower regarding amount paid and due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201169201	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/01/2016.  Borrower called on 02/01/2016 in regards to insurance. Comment dated shows borrower called to verify final modification documents were received. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure outside the review and was closed on 03/XX/2014 with modification booking.	12/31/2016	10/15/2016
201169207	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Spoke to borrower and advised assessment date is 16th and not 17th like statement says.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/24/2016
201169209	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/27/2016.  Borrower called and advised was upset about getting call when he is set up on auto pay.  Borrower was advised was not actually set up on auto pay even though he is on auto bill with bank.  After borrower hung up it was noted that borrower has been making speed pays.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201169210	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Notes on 01/11/2016 reflect the borrower called to see what was needed to have private mortgage insurance removed from the loan.  The borrower was advised that a letter was sent explaining the findings.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201164374	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/04/2016.  Borrower called in verified name social and address. completed a payment: $2052.28 including fee of$19.00 provided confirmation # XXX.  Loan was paid by hardest hit funds through 07/30/2014.  Borrower inquired about modification 04/17/2014 but never followed through.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modified by prior servicer. Last notation of PMI reporting was 04/30/2016.	12/31/2016	11/30/2016
201169216	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/23/2015.  The last contact was with a third party and in regards to mailing all correspondence to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period. Comments reflect a credit reporting dispute was received on 12/30/2014. There is no evidence to indicate the matter was still outstanding as of the end of the review period.	12/31/2016	10/19/2016
201169218	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/05/2016.  The borrower called to make a payment arrangement.  The agent gave the borrower the account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169219	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/01/2016.  Borrower called in regards to tax bill received and agent advised to disregard the account is set up to pay taxes..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169222	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  Borrower called to inquire about a local office to discuss refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201169229	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower called and advised that they made the payment through the bank and it should be delivered on the 18th.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Pay history indicates Borrower is making modified payments, however notes do not mention Modification.	12/31/2016	10/13/2016
201169233	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/13/2016
201169236	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  Notes on 08/27/2015 reflect the borrower was provided information on payments for 10/11.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169237	3	[3] MI Not Being Paid As Required [3] Title Issue -: Recording Error	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower stated had mailed a check on 08/11/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There was a senior lien which was paid off in the closing; however, the release was recorded in the wrong county per notes dated 04/12/2014.  Research was pending as of 04/12/2014 to see if they can correct the release.  However, no evidence of title resolution was cited as of the review date.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 06/02/2014 as the loan was modified.	12/31/2016	1/19/2017
201169240	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2015.  Borrower called regarding late fee from last month, as well as what the Payoff would be as of 08/19/2015.  Borrower also inquired about Escrow balance and refund.  Borrower requested to cancel ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower is self-employed as of 07/17/2015.	12/31/2016	6/29/2016
201169246	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no borrower or authorized third party contact throughout servicing comments provided despite numerous attempts. The most recent skip trace was completed 04/01/2016 and was unsuccessful.	12/31/2016	9/27/2016
201169249	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/23/2016.  Borrower called in and servicer discussed escrow surplus. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Servicing comments reflect loan was previously modified. However, details and terms of loan modification including date loan modified was not provided in comments available. 03/06/2017, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	9/11/2016
201169255	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/25/2015.  Borrower set up ACH payment drafts beginning on 10/09/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/16/2016
201169256	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2015.  Borrower called regarding payments made. Representative advised nothing is due until April 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201164379	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  Servicer made outbound call and spoke with borrower. Agent confirmed payment was made and borrower ended the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a prior discharged chapter 7 bankruptcy. However, no details of bankruptcy provided. .
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 07/XX/2015 as account was brought current by loan modification.	12/31/2016	12/31/2016
201164380	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/06/2016.  Borrower called to request W-9.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification completed by prior servicer.	12/31/2016	12/31/2016
201164384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/16/2016.  Borrower called and requested a payoff. Advised it would be emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169260	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2016.  Last contact with borrower was via email on the web to dispute credit reporting.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Received a borrower dispute via the web; it appears documents were sent out and request completed.	12/31/2016	9/28/2016
201169261	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  09/21/2016 Borrower called in to gt general account information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201169262	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2014.  Borrower called to update address on 09/26/2014. Comment dated 08/26/2014 shows borrower called to confirm modification was completed. Skip tracing methods were evident. Borrower stated on 06/06/2014 they were working to get the lien release to for the deed in lieu as they have already moved out of the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 08/22/2016 shows foreclosure cancellation request was completed.	12/31/2016	7/6/2016
201169267	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/23/2015.  Borrower informed servicer that the most recent payment for 10/16/2016 would be returned for insufficient funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169273	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/08/2016.  Servicer advised of amount due and due date of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169274	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower was advised of PMI monthly amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201169278	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The last borrower contact was in regards to making the monthly payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169279	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/19/2016.  Borrower made a promise to pay on 02/22/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201164393	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/28/2014.  Borrower called to check on payment schedule date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Borrower called in and was advised account is current and next due for 10/01/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan modification completed by prior servicer.	12/31/2016	12/31/2016
201164396	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/06/2016.  Borrower called to request 1098 form.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201169285	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Borrower wanted confirmation number from payment that was done online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201169290	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  Borrower made payment for $361.93 on 09/22/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Payment History indicates Borrower is making modified payments, however notes do not mention Modification.	12/31/2016	9/23/2016
201169291	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/16/2016.  Borrower called in about loan modification contract and principal payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201144144	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2016.  The borrower called to inquire if insurance is included with escrow.  The borrower was advised that insurance premiums are not included with escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201164402	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  Notes on 02/04/2016 reflect the borrower promised to pay $1,318.40 by 02/17/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201169300	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower called in about 1098 form being in co-borrower's name and the agent advised of document to send so borrower can claim tax; agent requested a letter be sent to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201169304	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower and servicer discussed payoff. The servicer provided 10 day verbal payoff, but stated will need to send written request for faxed payoff amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/20/2016
201169305	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Much of the recent borrower contact has to do with ACH payment approval and processing.
On 09/07/2016 borrower stated a reason for delinquency was for servicing problems.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201164405	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  Borrower contacted servicer advised of total amount due. Agent also advised borrower of their right to request a follow up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201169309	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/28/2016.  The borrower called in regards to their homeowners insurance. They were transferred to the insurance department which the borrower advised their insurance included their condo policy. The representative advised the borrower to fax in a copy of the policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/5/2016
201164406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower called in to see if April payment was received. Agent confirmed payment was received and no additional fees or late charges on account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/11/2016
201169310	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/27/2015.  The borrower called and was advised of the automatic payment information and the billing statements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201169312	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  The borrower called in regards to their insurance and tax information and advised they were having trouble with their online banking. The representative unlocked them from the system and reset their password. They attempted to transfer the borrower to the insurance department but the borrower hung up prior to the the transfer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169313	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2016.  The borrower was advised they were unable to defer a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201169314	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower called in to inform servicer payment being mailed in. Borrower is current on active loan modification plan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201169315	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/25/2015.  The borrower authorized a payment in the amount of $1514.09 plus $12 fee.  The borrower was reported to be self-employed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169316	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The borrower was called in regards to the payment due. They advised the payment was mailed on 10/13/16 as they had to wait until received the full funds. The borrower advised they sent a payment for $1,060.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201164412	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/22/2016.  Notes on 11/26/2016 reflect the borrower inquired on the increase of the monthly payment and was advised that it was due to taxes and insurance.  The borrower was also advised of the negative and they can check with the insurance to lower payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/6/2016
201169326	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201169327	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The borrower inquired on the appraisal that had been completed and removal of PMI. The representative emailed them a copy. No evidence of PMI removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Per comment dated 08/12/16 the borrower inquired on the status of the removal of the private mortgage insurance. Notation dated 08/02/16 states an interior appraisal was ordered which was completed on 08/12/16.	12/31/2016	10/3/2016
201169332	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  On 03/11/2016 borrower stated the reason for delinquency was curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169333	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Seemed to have fallen behind due to servicing issues.  No attempts to contact the borrower since Aug 2016. Showing that the issues have been resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Only reviewing comments not Cash flow.	12/31/2016	11/10/2016
201169334	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The borrower called to advise they sent the payment for the shortage. The representative advised the borrower it had not been received as of yet and that they can change the insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169336	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower called regarding escrow shortage; stated he sent in $381 on 03/15/2015 to be applied to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Note dated 01/10/2014 says Loss Mit cure completed 01/XX2014 - loan mod done.	12/31/2016	10/5/2016
201169338	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 01/22/2014 says the countersigned final mod docs sent to doc custody and borrower.	12/31/2016	9/13/2016
201169339	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower called to 3 times on this date. The last contact was to request a copy of their contract. On the previous calls they advised they were unemployed and was looking for possible assistance and a privacy notice that was received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201169342	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/30/2016.  Borrower called, stated that they will make the payment for the remainder due by this evening. They were not aware the payment increased. Borrower wanted to confirm that the credit would not be reported negatively, advised to make the payment today and they would not go past due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/14/2016
201164422	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/02/2015.  Borrower called in regarding a letter that the October payment was not received, borrower stated check was sent in and already cashed. Confirmed that the October payment was received 10/19/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower called in wanting status of loan modification . Agent advised borrower that the loan modification was booked 08/21/2015 and that the next payment is due 10/01/2015 in amount of $1118.80. Agent advised to allow time for final modification documents.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior to loan modification borrower was seeking short sale which failed due to buyer walked as noted on 05/19/2015.	12/31/2016	12/31/2016
201164425	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/09/2016.  Borrower will web pay as always as soon as possible.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2016.  12/02/2016 Spoke to the borrower who made a payment in the amount of $785.47 for 12/2/2016. The borrower was not able to access their online account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164428	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/15/2016.  Borrower called and promised to pay $1,185.17 by 1/26/16 vie speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169350	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/27/2015.  Spoke to borrower, they had questions on the deferral disclosure and amounts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Missing and Gaps in Servicing Comments: 01/01/2014 to 05/01/2014, 06/27/2014 to 03/04/2015, 11/17/2015 to 03/31/2016, 06/30/2016 to 12/31/2016.	12/31/2016	6/29/2016
201169357	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  The borrower authorized a payment in the amount of $777.21; effective 10/06/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201169359	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Spoke to borrower regarding date in which PMI is supposed to cancel.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201169363	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/25/2016.  The borrower inquired about the escrow and was advised that  $550.00 and was applied to the account on 02/24/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201164437	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2016.  Servicer called and spoke with borrower and advised of total amount due. Borrower made a promise to pay $2472.26 by 01/03/2017 via speedpay. Borrower stated cannot afford payment and is requesting assistance. Borrower updated financial information. Borrower verified property is owner occupied and intent is to keep property. Borrower stated reason for default is due to personal issues and that the hardship is not resolved. Although borrower requested assistance and financial information updated there was no indication as to what type of assistance discussed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 03/31/2014 as account was brought current by loan modification.	12/31/2016	12/31/2016
201169367	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2015.  The borrower called in regards to escrow account and a modification letter that was received.  Servicer advised borrower of escrow shortage.  Borrower is performing under a loan modification that completed prior to the review period.  Comments on 09/25/2015 reflect the borrower inquired about mortgage insurance removal; servicer advised that request would need to be in writing and to allow for an appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201169368	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  The borrower discussed the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201169370	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  10/13/2016 - Authorized third party called in to verify payment was received and setup a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201169376	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/16/2015.  Borrower called and requested ACH application.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments make some mention of a loan mod. A property report was received on 07/14/2014 and 07/21/2014 in regard to a Mod Endorsement in process. On 08/04/2014 Title Endorsement was received in regard to a HAMP Mod.	12/31/2016	10/16/2016
201164441	3	[3] Property Eligibility - Site and Utilities - Property Damage - Interior/Exterior UTD: Damage remains unresolved and no indication covered by insurance; Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/11/2016.  Borrower called in regarding insurance payment change. Agent advised they can confirm payment disbursed on coverage on 04/11/2016. Borrower stated they need to sign the documents prior to the policy starting. Agent confirmed fax and advised of time frames.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The comments indicate potential property damage was reported on 12/30/2014.  There is no indication of the type or of any repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Property Damage reported 12/30/2014 - borrower reported a tree fell on the roof on 11/23/2014. Repairs completed and claim was closed on 11/16/2015.
			Loan modified prior to review period.	12/31/2016	11/30/2016
201164442	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/11/2016.  Servicer called and spoke with borrower who scheduled a payment in amount of $3072.45 to be drafted on 01/13/2016 and was provided with confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169377	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/24/2016.  Borrower called and was upset his principal was going up, advised that due to the modification he did in 2012. The Balance was  $210,632.46 and $137.65 us going to principal each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201164446	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/03/2016.  Notes indicate servicer talked to customer on 8/3/1, however no details were provided. Notes in prior conversations indication borrower was interested in lowering the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Unable to determine if bankruptcy was discharged or dismissed  as information is not provided in comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/14/2016.  Borrower called in and made the September payment for $507.33, plus fees, effective 09/16/2016 via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201169382	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2016.  Borrower called to get a copy of the escrow analysis, borrower advised it will be sent out.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: On 2/24/2015 comments indicate loss mitigation options discussed; however, the comments do not indicate what option was discussed.	12/31/2016	10/13/2016
201169383	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  The borrower requested to have the ACH bank information updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2014 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201169384	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/6/2016
201169393	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  Borrower verified account said secured thru bank and already said that fund already debited to bring accout up to date for Jan and Feb.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201169394	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2015.  The borrower called to ask if escrow shortage payment was received, agent advised payment has not been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201144160	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/30/2015.  The borrower had general questions about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164458	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  Called and spoke with borrower in regards to Homeowners insurance. New Insurance company and agent reached out to borrower to get authorization to pay premium.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/12/2016
201144161	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  The borrower was advised the payment sen for $1,586.47 was received on 2/8/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169406	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  Borrower stated they show a late fee on the account, he paid the fee in April and wants it removed. Advised it was requested to be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201164463	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/30/2014.  Borrower called and verified ssn. Borrower stated they will be making the July payment on the 3rd. Borrower advised loan is not delinquent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/1/2016
201164465	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/21/2016.  Borrower called in requesting to have taxes removed from escrow account. Agent submitted research request. Comment dated 07/25/2016 reflects email was sent advising that the loan does not meet requirements to have the escrow removed from the account due to loan modification agreement. Agent attached a copy of the modification agreement to the email sent to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer. Credit bureau dispute received. Comment dated 03/31/2015 reflects credit correction - payment history. Account status and payment history was updated.	12/31/2016	12/13/2016
201169413	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  Borrower called in stating they received a letter stating the July payment has not been received.  The rest of the comment was cut-off so unable to determine servicer's response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201169417	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The 3rd party customer's sister had an escrow inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201169418	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2015.  The borrower called to see if their PMI cancellation request was received. Comments on 02/16/2015 indicated the MI cancellation was denied because there was not authorization for an appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169421	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  The last contact was made on 8/22/2016, in which the borrower inquired about a loss mitigation letter received; borrower was informed could disregard letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/22/2016
201164471	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  11/29/2016 Borrower called in to make sure payments have been on time rep advised yes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/29/2016
201169423	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2014.  Servicing comments show loan current with evidence of a modification being complete July 2014. There is no evidence of adverse action or loss drafts.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201169426	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Borrower called regarding escrow. Agent advised borrower that based on original loan terms the loan is scheduled to reach 78% loan to value on 02/2022. If at that time the payments are current the loan will be reviewed for auto termination. Borrower was advised that if they wish to cancel the private mortgage insurance sooner they must submit a written request with appraisal authorization and will be assessed an estimated fee in amount of $425.00. The appraised value must come in at $123,000.00 to qualify for private mortgage insurance cancellation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201164474	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Notes on 10/11/2016 reflect the borrower was counseled on the know your options website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169431	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2014.  The borrower was having issues accessing the account. The representative activated the account for the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/18/2016
201169435	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2015.  03/10/2015 Borrower called in about credit bureau inquiry for 09/2012 showing past due rep advised 09/2012 reporting was correct and advised borrower negative reporting can stay on credit bureau for 7 years.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201169438	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/28/2014.  Borrower called in wanting to change payment date from the 31st to the 4th. Borrower blames servicer for being late. Last paid was the 21st and next pay day is the 4th. Agent asked borrower what happened to the payment. Borrower advised agent that the servicer continues to make the payments on off pay days. Agent advised borrower spoke on 03/05/2016 and asked why would you set up payment on an off payday and what happened to the funds on 03/21/2016. Borrower advised had other bills and children to feed. Call was transferred to another agent and borrower advised agent that servicer needs to keep check on file. Agent advised borrower already had a loan modification and that arrangements need to be kept and advised borrower that account is going 30+ days delinquent a lot. Agent advised borrower to look into borrowing the funds. Agent also advised that the payment would run through twice. Agent advised borrower to have the funds available and that is cannot afford the home to look into possibly selling. Agent advised was going to keep the check on file. Borrower advised ok. Agent advised borrower that would keep the account under 30+ days delinquent. Borrower then hung up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 05/XX/2016 and there is no evidence of reaffirmation.  bankruptcy released.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no contact with the borrower since 03/28/2014 despite numerous attempts at contact. The most recent skip trace was completed 04/01/2016 and was unsuccessful.	12/31/2016	10/18/2016
201169441	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/19/2016.  Borrower called , stated he received a letter stating his request letter was not signed by him, advised the letter was received but the signature was typed, he is required to physically sign the letter himself to request any information. Borrower stated he would resend a signed letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/07/2016.  Borrower contacted and made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201169448	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  07/20/2016 Outbound call talk to borrower said that she gets paid next week and at the end of month and will make payment through the web at the end of month. Borrower states reason for delinquency is due to received commission late.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/31/2016
201164494	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/29/2015.  The borrower was advised of the total amount due with suspense and the last time the insurance was paid.  The borrower did not know the amount and did not send the amount due. The borrower promised to pay $160.14 by 11/09/2015.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: 10/28/2015 - Modification denied due to final documents not returned within 30 days.	12/31/2016	12/31/2016
201164498	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2015.  Borrower contacted regarding monthly payment. Borrower scheduled a payment in the amount of $1058.44.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: RFD noted as borrower out of work. Investigation on possible fraud on account - Fraud investigation completed with insufficient evidence. Notes indicate borrower is mentally incapable. Limited details provided. No indication fraud occurred. 02/15/2017 Servicer Response:ADDITIONAL INFORMATION: Comment on 08/26/2016 reflects a credit bureau dispute noted but specifics in dispute were detailed within the collection comments provided. 8/26/16 CREDIT CORRECTION - PAYMENT HISTORY updated phst months not in bnk 13	12/31/2016	12/31/2016
201164499	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Notes on 03/14/2016 reflect a payment inquiry.  The borrower stated that $1,307.90 that was posted to escrow should have been posted for the payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164500	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/20/2016.  Borrower wanted to apply a payment towards escrow but there was no option on the online statement.  The borrower was advised if a payment was mailed in then a notation could be made stating where to apply the extra funds.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201164502	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Notes on 09/26/2016 reflect the borrower called to inquire of the payment was update for escrow.  The borrower was advised that it was for county taxes and the exemption would be $385.47 by 12 months will be $32.12.  The new payment for October would be $401.91.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201164505	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  Borrower request monthly statements to be mailed to him due to him not receiving them, advise he should start receiving them,  borrower requested 1098 to be mailed and emailed, also wanted interest paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164507	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Servicer made a courtesy call to the borrower. Demographics were verified. Details of call not provided only states talked to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Servicer spoke with borrower who wanted to know how to remove other borrowers name off of account. Agent advised would need to refinance.	12/31/2016	12/12/2016
201169457	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/09/2016.  Borrower spoke with agent discussed account status.  Borrower advised the agent plans to retain ownership and Hazard insurance no longer valid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201169459	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  Borrower promised a payment. Will call back on 06/06/2016 for $1,150.00. Waived fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201164513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/10/2016.  Borrower called in payment. All information verified through IVR.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164514	3	[3] Written Dispute - No indication servicer responded to outstanding dispute in writing	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/10/2016.  The borrower made a promise to pay $2,044.63 plus the $19.00 by 8/12/2016 fee via Speedpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2010.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: Comment on 08/26/2016 reflects a credit bureau dispute noted but specifics in dispute were detailed within the collection comments provided.	12/31/2016	12/22/2016
201169465	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called and requested a payoff and appraisal tsent to email address.  Borrower authorized payment $1925.39 to process on the 28th via debit card.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Informational ~ Water damage listed resolved November 2015	12/31/2016	10/19/2016
201169473	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201169477	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/19/2016.  Spoke with borrower. Verified account. He stated he is self-employed, waiting on funds. Agreed to set up payment for 1/31 in the amount of $2137.65.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	2/1/2017
201169480	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/11/2015.  Servicer spoke with borrower and advised that it was ok to send in payment with the account number written. Agent advised borrower that billing statements will be generated again in June.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no contact with the borrower since 05/11/2015 despite numerous attempts at contact. The most recent skip trace was completed 04/01/2016 and was unsuccessful. Credit Bureau dispute noted on 09/24/2015. Comment dated 10/12/2015 reflects service request completed correspondence complaints. No evidence if dispute is resolved or that servicer responded to borrower.	12/31/2016	1/23/2017
201169484	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2016.  Borrower called to see why account is showing in Foreclosure rep advised sent a request to have account reviewed and someone should be calling back by next week.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201169487	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2015.  Borrower made a speed pay payment in the amount of $1,000.00 for 09/16/2015. No payment arrangement was made. Borrower's intention is to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comment on 10/18/2016 references a past bankruptcy but no specifics of bankruptcy noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169490	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called to inquire if monthly payments could be paid ahead and agent advised.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201169491	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  Borrower advised that he was busy at work at the moment and that he would go online and make a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169495	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Servicer called and spoke with borrower who stated sent payment in amount of $1700.00 via bill pay and should be received on 10/14/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflect borrower is self employed.	12/31/2016	10/13/2016
201169496	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/15/2016.  The borrower stated they would make a payment after they understood why a late fee that was already paid is still reflecting as due on the account. The borrower stated they will make a payment once the late fee is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower disputed the credit reporting was reflecting 2 mortgages but the reporting should have been completed on one. The servicer requested a correction on 06/09/2016 and the dispute was resolved.	12/31/2016	10/21/2016
201169504	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/04/2016.  Borrower called in to get the 1098 emailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201169513	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/09/2015.  Borrower called on 04/09/2015 as they were unable to login online to obtain their billing statement. Comment dated shows borrower called to get information on a short sale.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169514	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  Borrower called to request a copy of their 2015-1098 and was advised the October payment has not been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201169515	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/20/2016.  Customer call about removing ex-husband name from account, advised refinancing, home affordable refinancing , transferred call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201169530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/17/2016.  The last contact with the borrower was on 05/17/2016 in regards to their payment not drafting. The borrower was advised the checking account number used was incorrect. The borrower made a payment at that time.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201169531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  Notes on 08/16/2016 reflect the borrower called regarding account maintenance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169532	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Borrower said payment is on the way for the total amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201169535	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2016.  Borrower became exempt from paying property tax and was wanting payments to reflect the decrease.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169539	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2016.  Borrower made payment thru website successfully.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/23/2017
201169543	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/28/2014.  Outbound call placed to borrower, agent asked about modification documents. Borrower advised documents were mailed out on Wednesday and agent advised they will look out for the documents. Borrower wanted to setup a payment for March, agent provided phone number for borrower to call and make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201169547	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/12/2015.  The borrower was contacted and refused to give any information; loss mitigation was not discussed with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201169552	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  The borrower authorized a payment in the amount of $2705.37; effective 10/31/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201169578	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/09/2015.  The borrower requested to cancel or delay an ACH payment scheduled for the following day; agent advised it was too late to stop the draft.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The borrower called in regards to a credit bureau error. Commentary dated 09/21/2016 stated that a service request was submitted to make a correction. No additional information was provided in the commentary.	12/31/2016	9/24/2016
201169581	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  Notes on 06/07/2016 reflect the borrower stated that they receive statement that is not a bill.  The borrower was advised that it was due to a bankruptcy that was not reaffirmed.  The borrower was also advised of the balance due on the statement was sent prior to a payment posting to the account.  The borrower understood and will send in writing that it was okay to contact them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201169582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  The borrower contacted the servicer on 09/23/2016 to verify that the September payment had been received.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201169596	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2015.  Borrower called to set up ACH today. Rep advised she needed B2  to update checking info
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201169598	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower called in to verify payment in unapplied funds was applied to October payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201169600	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Notes on 06/06/2016 reflect the borrower stated that they sent the payment via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2016.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 09/XX/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201169609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/17/2016.  The borrower inquired about late payments on the loan and advised to call the other borrower (former spouse) for payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/12/2017
201169620	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower called in regarding payment allocation. Confirmed that it was completed on 10/7 and the late fees were waived  and the principle includes the deferred balance also confirmed due for November and quoted 10 day payoff
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201169625	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Servicer called and spoke with borrower and was advised of total amount due. Borrower stated made payment in amount of $809.75 through bill pay today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed 09/14/2015 as account was brought current by loan modification.	12/31/2016	11/17/2016
201169633	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Customer received a letter stating insurance was cancelled due to non payment. Servicer confirmed that the policy was renewed on 05/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201169642	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/03/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/06/2015.  Borrower called stating had not received billing statement for April.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/19/2017
201169646	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  An authorized party on the account called to verify that the taxes were being collected properly for the escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201169647	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 11/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/28/2015.  The borrower stated that they will be faxing a copy the insurance policy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169648	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/06/2016.  Notes on 10/06/2016 reflect the borrower wanted to schedule a payment for October payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201169655	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2014.  The borrower was on work restrictions and stated they would catch up the payment during the first part of June.  A loss mitigation letter was sent.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/XX/2013.  The plan was confirmed on 11/XX/2013. Limited bankruptcy details provided, unable to determine, Chapter, filing date or case number.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201169659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2016.  9/1/2016 Spoke to the Borrower regarding receiving PMI removal letter, advised borrower to send a request in writing
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/29/2016
201164526	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2016.  The borrower had a general question with no further details on the call.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164529	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2016.  11/03/2016 Borrower called in payment for $878.37 for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201164530	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/28/2015.  Borrower advised couldn't make a payment at the moment, would make a payment in 3 weeks.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/1/2016
201164531	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower made a promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201164537	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/07/2016.  The borrower called to verify how much she owes. The borrower was advised she owes 1,238.50 and was advised of the deferred escrow payment of $97.85. The borrower was also informed of a late fee on the account for $112.95 that is not required to be paid until the end of the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/9/2016
201164538	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/03/2015.  Borrower called regarding escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/13/2016
201169673	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/29/2016.  Borrower called in regarding escrow. Agent verified escrow shortage and payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Prior foreclosure was closed 06/XX/2015 as account was brought current by loan modification.	12/31/2016	9/12/2016
201169675	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/08/2016.  Borrower set up payment arrangement iao 891.84
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169677	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The borrower had questions about the escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 11/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201164544	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  10/12/2016 Borrower called in payment for $328.25 for today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Outbound call placed to borrower regarding monthly payment. Borrower advised they would call back 10/21/2016 to make payment in the amount of $712.21.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan Modified prior to review period.	12/31/2016	10/20/2016
201169694	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/17/2015.  Provided borrower with 1098 and tax id and reset username and password for website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/25/2016
201169695	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2016.  Borrower called in and inquired about HAMP letter received to apply $5000.00 to the principal and requested further information. Borrower wanting to know if the recast of the $5000.00 principal reduction offer could be paid to borrower instead of being paid to the principal balance. Agent advised that the offer is principal reduction onlu.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/7/2016
201169696	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called in and asked about the escrow amount, he wanted to know if the taxes have been paid, advised to check back in a few days.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169698	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower contact established set up payments for 10/17 & 10/19 for $521.33 due to temporary income curtailment. Provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The bankruptcy was dismissed on 08/XX/2014.  The proof of claim was filed 04/XX/2013.  In REM relief granted per plan confirmation as servicer paid direct outside of plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169699	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Borrower called about their escrow account and when will payment amounts change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201169702	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Borrower called to address changes to payments. Agent explained changes due to previous loan Modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201164554	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower verified information and had questions answered, no details of call provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/15/2016
201164555	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower called in verified social and address, stated billing statements have not been received. Advised borrower mail was being returned to servicer and that was why the statement was not received..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comments reflect a prior bankruptcy; however, no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169704	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/11/2016.  The borrower called in to advise they wanted to pay the escrow shortage and keep the payments the same. The borrower was advised the payments would not be the same and that the increase in the payment was due to the taxes and the insurance going up.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201169707	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The borrower authorized a payment in the amount of $854.63.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201169709	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower called to verify payment is system for 06/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/15/2016
201169710	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/02/2016.  Spoke with borrower who is inquiring about the returned check charge. Agent advised if charged a late charge can call to have it waived and thw check that was returned was a Bank error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201164557	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/16/2016.  Borrower called to schedule a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  Reaffirmation sent to borrower for completion
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201169713	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.  The last contact was made on 9/23/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201169714	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  Borrower called in to make payment arrangement of $350.41 on 08/01/2016. Borrower also inquired why paying late fees being since payments are made on-time. Borrower was approved for a trial modification prior to the review period. The loan modification was eventually capitalized on 3/XX/2014, which was within the review period. The borrower is performing on the loan modification program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201144175	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/15/2016.  The borrower inquired about an insurance refund.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/30/2016
201169717	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower was advised the payment did not go through and he made a payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201169719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  04/14/2015 Outbound call talk to borrower did payment for $954.29 dated for 04/20/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201164559	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  Borrower called in and wanted to know why escrow increase as they pay their own flood insurance. Discussed mod from 2012 and borrower was confused as more was being held in escrow.  Advised to call county regarding property taxes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201169720	3	[3] MI Not Being Paid As Required	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower stated will make payment 09/29/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201169722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/03/2016.  Borrower called in to make payment arrangement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201169725	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/03/2015.  Spoke to borrower, he stated property awarded to ex wife in divorce and he has not interest in assisting. He wants off the mortgage and was advised co borrower will need to refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201169726	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2015.  The last borrower contact was on 08/19/2015 in regards to the borrower cancelling the auto draft system.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201169730	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2016.  Borrower called in regards to status of account. Servicer advised borrower that their account would be reviewed to have corrections applied; corrections would be reflected on July billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201164573	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Borrower called in to get online password reset due to he was locked out due to forgot password.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201164577	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2014.  Borrower called and requested a new billing statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164582	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/08/2016.  Spoke with agent about insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/12/2016
201164587	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/09/2016.  Borrower advised that the extra funds were to go towards the monthly payment. Agent made the necessary corrections and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: ***Prior servicer completed modification.	12/31/2016	12/23/2016
201164588	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/10/2015.  Servicing comments show borrower called in regarding regarding payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164590	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2014.  Borrower stated they received a letter stating the account is past due. Servicer advised to disregard statement as the account is current at this time. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: ***XXX Modification approved 1/27/2014***	12/31/2016	12/31/2016
201164591	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower called in requesting a copy of the original modification letter showing total obligations. Borrower refinancing a different property and this was necessary before borrower could proceed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201164592	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164594	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2015.  Borrower advised they had to put a stop payment on previous payment and check was in the mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169740	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2016.  Borrower provided verbal authorization for their daughter to speak on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201169745	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/11/2014.  The last borrower contact was on 12/11/2014 in regards to making a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201169750	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/01/2015.  The borrower made a payment arrangement for 5/9/2015 for the amount of $211.94. advised the final check for the claim has been sent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201169752	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  The borrower authorized a payment in the amount of $974.98.
..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/8/2016
201164597	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/13/2015.  Borrower sent email to servicer via message center inquiring why payment increased. Agent responded back to borrower via message center advising payment increased due to taxes and insurance increase and escrow has a shortage. Borrower was advised escrow shortage is $961.73 and due to this shortage your monthly payment will be $788.16. Borrower was advised can payment the escrow shortage in full.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer.	12/31/2016	12/23/2016
201169760	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Borrower indicated that escrow shortage had been paid and they would like servicer to update the new payment amount before auto-drafting next payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/29/2016
201164603	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  Borrower called and scheduled a payment. Promised to pay $794.79 by 12/20/2016 via speed pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/16/2016
201164604	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/29/2016.  Borrower called in and was advised would need to refinance to have name removed off of loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Foreclosure was closed and billed 05/XX/2014 as account was brought current by loan modification.	12/31/2016	11/29/2016
201169762	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  The borrower called and make speed pay in the amount of $668.87.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201169763	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/01/2014.  The agent wanted to know if the borrower received any information in regards to the escrow company change.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201169764	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/06/2015.  The borrower was contacted in regards to the payment that was due. The borrower advised that the payment was already sent and the reason for the delay is that receives income once a month.  The representative logged in he promise to pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201169765	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  The borrower was contacted to discuss the account. The borrower advised could not make the payment on this day and will set up payment on website. The borrower declined paying by phone due to the fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	12/31/2016	10/21/2016
201169766	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Options discussed, however borrower is less than 2 payments behind so repayment plan not a option. Borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201169770	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/31/2014.  Borrower confirmed insurance on the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201169771	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  The borrower wanted to discuss the status of their ACH payment application and stated the application was faxed on 10/04/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169777	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The borrower was called in regards to the payment that was due. They advised they forgot the payment for the October amount due on the account and will submit the payment via billpay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201169779	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/14/2014.  01/14/2014 Borrower called in regarding insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201169780	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/11/2016.  Borrower called in to discuss escrow account. The servicer advised the borrower about the escrow analysis and payment amount. The borrower is performing under a loan modification program that was completed prior to the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169782	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  The borrower stated they were previously out of town and forgot to make the payment before they left. Made phone payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201169783	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/05/2016.  Borrower called in to make payment arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/22/2016
201164609	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/25/2016.  The borrower called to discuss having the private mortgage insurance removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169784	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  Borrower inquired about phone number for their homeowner's insurance. Servicer provided number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/14/2016
201169787	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called in and stated received a letter stating did not receive the payment. Agent advised that the payment was received on 4/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A comment dated 02/04/2014 says that all trial payment were paid and a modification is in process. Foreclosure was put on hold. Final signed modification documents were received from the borrower on 3/XX/2014 and foreclosure was cancelled.	12/31/2016	7/15/2016
201169790	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2016.  The borrower was advised they were escrowed for the taxes and it would be paid by the servicer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201169794	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/04/2016.  The borrower called in regarding payment, it was sent to the wrong address and the another payment had to sent out the prior week to the correct address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169796	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  The borrower called in to discuss the account. The borrower inquired if the account continues to reflect escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified by the previous servicer.	12/31/2016	10/12/2016
201169797	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/14/2015.  Borrower called to find out the amounts paid and due on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201169798	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2015.  The borrower stated they mailed a payment on the 4th and they wanted to confirm if the payment was received. The servicer stated the payment was not received and the last payment was applied on 04/09/2015. The borrower stated they would cancel the payments and sent another payment through bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Last comment date 6/29/2016 shows bank attempted to contact the borrower. Last RFD on file dated 5/14/2015 show Curtailment of income. Pay history shows borrower making payments late but under 30 days delinquent. No Loss mitigation options discussed in comments.	12/31/2016	6/29/2016
201164615	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/07/2016.  The borrower promised to pay $741.18 by 03/16/2016 via bill pay.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/11/2016
201164618	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2015.  Borrower called in regarding optional insurance, agent advised borrower where to get document from on the website.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/XX/2009.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164619	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/07/2016.  Borrower called in and scheduled a payment in amount of $762.06 to be drafted on 12/25/2016 and was provided with payment confirmation number. Borrower verified that the property is owner occupied. Borrower stated will change name officially when becomes a US citizen.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Loan was modified by prior servicer in 2010.	12/31/2016	12/11/2016
201164623	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/23/2015.  Borrower called in requesting to for NSM to report on mortgage . Rep advised  loan was reaffirmed. Rep advised to contact attorney for additional income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is evidence of reaffirmation.  Borrower advised that the file was Reaffirmation
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201169801	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  The last contact was made on 10/13/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments on 6/11/2015 indicated there was a credit dispute, however; there was no evidence to indicate the dispute was still outstanding as of the end of the review period. 02/14/2017 Servicer Response:AUD Correction sent 7/6/15 to remove foreclosure information and neg reporting during modification. No other disputes received issue resolved.	12/31/2016	10/16/2016
201169802	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  The borrower called requesting a letter about the account number change. They were advised a letter sent out with the April bill.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There were external inspections ordered within the review as notation dated 02/05/14 indicates but there were no comments provided that indicated their completion.	12/31/2016	10/3/2016
201169805	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The agent talked to the borrower about their other account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201169807	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/13/2016.  Borrower called and discussed account and made payment for $519.22 via check by telephone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 8/11/2014 indicated there was a payment dispute, however; there was no evidence to indicate the issue was still outstanding as of the end of the review period.	12/31/2016	10/19/2016
201169809	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower called in about private mortgage insurance deletion. Servicer advised appraisal is required. Borrower stated would like to hold off on appraisal.  Comments reflect appraisal was ordered 06/29/2016 and borrower denied access as noted on 07/05/2016 and servicer sent borrower a decline letter regarding private mortgage insurance deletion.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201169810	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201169812	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/10/2014.  Borrower called and changed date of speed payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201169813	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/20/2016.  The borrower inquired as to when the Private Mortgage Insurance can be taken off.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201164631	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/29/2016.  Borrower called to get help on changing his ACH payment to the 12th of every month, servicer advised the borrower that he can do it online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/29/2016
201164633	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower called about damage done to the property rep transferred call to the insurance department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on 10/20/2016 indicated the borrower had some damages to their property and they called the servicer to speak with the loss draft department. Details of the damages were not provided in the commentary. There is no evidence a claim was filed or repairs have begun.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201164635	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/09/2016.  Borrower called, promised to pay $2422.30 by 12/25/2016 via Mail. Borrower declined ACH and web site payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Borrower disputed missing payment, sent in proof of the payment, research instigated to locate missing funds. Borrower advised payment was posted correctly and there will be no late fee.	12/31/2016	12/31/2016
201169821	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/05/2016.  The borrower was advised the reason they received an escrow surplus check was due to an overage in their escrow account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 08/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201169824	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2016.  Borrower called to inquire about insurance information, was provided the name of the company and policy number by agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201169826	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/19/2016.  Servicer spoke with borrower who verified that the mailing address is correct on file. Borrower stated changed address and mail was received at old address still. Agent advised that on 08/26/2016 that the mailing address was updated.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: Prior foreclosure was closed 03/XX/2014 as account was brought current by loan modification. Borrower called in on 07/07/2014 and advised that the subject property is a rental and is wanting to have the tenant assume the loan. Agent advised borrower to submit request in writing. No evidence in comments to suggest borrower submitted written request to have loan assumed by the tenant.	12/31/2016	10/19/2016
201169829	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2016.  The borrower was advised that the ach account number is incorrect per the bank.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/24/2016
201169830	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  The borrower got a Private Mortgage Insurance letter and inquired if the Private Mortgage Insurance could be removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201169837	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  10/17/2016 Borrower called in payment for $809 for $10/19/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201169848	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower called in payment for $1,083.43 for today states reason for delinquency payments to high and agent went over escrow with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201169851	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  The borrower's payment was returned and agreed make a payment by phone for $1,686.46.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201169857	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/28/2015.  Comment dated 01/15/2015 shows a letter sent regarding Early Intervention CFPB.  Borrower stated the reason for default was property issues.  There are no additional notes regarding the condition of the property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201169861	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/25/2016.  Borrower advised that he has not yet received a statement. Agent assisted and call ended.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/16/2016
201169864	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/05/2016.  Borrower called in to get information on the 2015 1098.  Servicer requested for 1098 information.  Servicer advised the request has been ordered.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169869	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/13/2016.  Borrower called to make payment, wanted fee waived as borrower has requested password reset and still has not received email. Payment made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201169873	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/20/2016.  Borrower made a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/6/2016
201169874	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  The borrower scheduled 10/12/2016 payment for 10/17/2016 in the amount of $454.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201169879	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Borrower called to dispute credit report showing balloon payment. Rep advised dispute was being researched.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower credit report showing balloon payment; a credit reporting correction was noted on 10/19/2016.	12/31/2016	10/22/2016
201169884	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/27/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  The borrower inquired about who is insurance is currently with as he is considering changing to another insurer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201169886	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/29/2016.  Borrower contacted, they stated the renter in the property recently passed away and will be making the payment on the loan tomorrow. Borrower advised of escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201169888	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/10/2016.  The borrower requested a copy of the note, Loan Modification,and Pay History from 7/7/2006 to present. The borrower was advised the documents would be processed by mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/13/2016
201169890	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/02/2015.  Borrower called to dispute credit bureau report data.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/14/2017 Servicer Response: letter sent to customer on 12/02/2015 advising account was not reported late to bureaus. Rcvd additional ACDV complaint 2/6/17 - full investigation performed no reporting errors. Issue resolved.	12/31/2016	10/7/2016
201169893	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2015.  The borrower called in to set up a payment. The payment was set up for $541.26 to post on 06/03/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2014 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169894	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/16/2016.  Borrower called in and was given the Insurance phone number to file a claim.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 03/06/17, XXX states property damage claim is unmonitored, with claims check being endorsed and returned.	12/31/2016	9/16/2016
201169895	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no contact with the borrower throughout servicing comments available despite numerous attempts at contact. The most recent skip trace was completed 04/01/2016 and was unsuccessful.	12/31/2016	10/8/2016
201169896	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/21/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/03/2014.  Borrower called in and made a payment in amount of $475.00 and was provided with payment confirmation number. Borrower also scheduled another payment in amount of $475.00 to be drafted on 12/22/2014 and was provided with payment confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no contact with the borrower since 12/03/2014 despite numerous attempts at contact. The most recent skip trace was completed 04/01/2016 and was unsuccessful.	12/31/2016	11/9/2016
201169897	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  Borrower called in and scheduled 3 payments in amount of $1257.00 to be drafted on 10/03/2016, 11/02/2016  and 12/02/2016 and was provided with payment confirmation numbers.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201169902	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/16/2016.  Borrower stated that the payment he made on Monday should be received today.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201164641	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  The borrower promised to pay $1,000.98 by 06/30/2016 via IVR.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2012.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 12/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169903	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/23/2016
201169904	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201169906	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/12/2016.  Servicer advised borrower the total amount due and the payment fee amount also advised borrower of ACH.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 04/20/2016 service request ordered for credit reporting complaint. 04/22/2016 request completed credit bureau correction.	12/31/2016	9/12/2016
201169909	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/29/2015.  The borrower called and advised that they wanted to see how their payments were applied. Borrower advised he wants the extra to go towards principal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169911	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  Borrower had a question regarding insurance payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/28/2016
201169913	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  Servicer called and spoke with borrower who made a payment in amount of $553.83 to be drafted 09/26/2016 and was provided with payment confirmation number. Borrower stated reason for late payment due to excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201169915	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2016.  The borrower wanted to know if taxes and insurance were paid,and if there would be an overage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201169918	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/24/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2014.  Borrower called in to change last name. Agent advised borrower need copy of marriage license and provided borrower with the customer service fax number.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no contact wit the borrower since 02/05/2014 despite numerous attempts at contact. The most recent skip trace was completed 04/01/2016 and was unsuccessful.	12/31/2016	9/27/2016
201169919	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/17/2016.  Borrower stated payment was mailed on Saturday.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/22/2016
201164644	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/15/2016.  Borrower called in fully verified and call transferred from another department. Processed payment for $2681.04 effective 12/17/206 waived fee as customer courtesy and provided confirmation number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201169921	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/22/2014.  The borrower was advised the analysis for the Escrow account will be ran.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201169923	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/01/2015.  Borrower called to find out payoff amount and good thru date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201169927	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/14/2014.  Borrower advised she received letters from XXX about the loan modification and advised she is looking into Hardest Hit Funds and advised she had sent the information to them.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201169928	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/10/2015.  Borrower called concerned about making double payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/4/2016
201169930	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/11/2014.  Borrower called regarding modification and adding adult daughter to loan. Borrower just obtained younger daughter's SSI award letter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/11/2016
201169932	3	[3] MI Not Being Paid As Required [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/05/2016.  Borrower called in regarding escrow account stating paid out two different insurance premiums and wondering if refund has been received yet. Agent checked with insurance tracking and advised borrower needs to contact insurance company to be sure policy is cancelled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment on 09/22/2015 reflects credit bureau dispute. Comment same day reflects service request ordered: credit bureau correction. No further communication relating to credit dispute noted.	12/31/2016	9/27/2016
201169933	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/09/2016.  The borrower made payment arrangements for 09/09/2016 payment to be made on 09/12/2016 in the amount of $895.06.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/10/2016
201169937	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/07/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/26/2016.  The borrower verified debit card payment that following Monday/Tuesday to replace the insufficient fund fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/23/2016
201169939	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/31/2016.  The borrower requested an amortization schedule.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/1/2016
201164652	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/14/2016.  Borrower called in with modification inquiry. Reviewed rate adjustments on HAMP Modification and how income was calculated. Advised goal of HAMP is to lower payment to 31% or gross monthly household income.  Borrower requested to have online account unlocked.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164654	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/13/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201169940	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201169941	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201169945	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/01/2016.  Borrower called to inquire about removing PMI from loan. Was advised to send in written request.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/17/2016
201164656	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/04/2016.  Borrower not receiving statements by email, servicer removed e-correspondence and stated will send his statement through mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/10/2016
201145101	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/01/2016.  The borrower called in on 11/01/2016 to find out why the payment didn't post and was advised that the date was incorrect on the payment.  The borrower contacted the servicer on 01/20/2015 to if inquire if the payment has changed.  The servicer advised that the payment has been adjusted and the new amount is $675.23.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2016.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/8/2016
201164659	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/08/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/07/2016.  Borrower called in and stated received a letter from Servicer stating that Servicer is suing borrower. Agent advised will send this information over to the Legal Department and have them contact borrower within 24 hours.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/30/2016
201164660	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/24/2016.  The borrower called in to check on the status of the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164662	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/07/2016.  Borrower called and made a payment over the phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201169950	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2015.  Borrower called to confirm receipt of payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/3/2016
201164670	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2016.  The borrower was contacted to counsel the know you options site, and verify account status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201169952	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  The borrower called in to see if there is a fee to make a payment online; agent advised there is not.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201169954	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/02/2016.  The agent verified the amounts paid and the amounts due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201169957	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/04/2016.  Borrower called in to see if payment will be re-run again.  Servier advised no.  Servicer advised of payment arrangement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments indicated the loan was previously modified prior to the review period.	12/31/2016	11/22/2016
201169958	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/10/2016.  Borrower called to make payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201169960	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/19/2016.  Borrower spoke with agent regarding escrow shortage.  The agent borrower stated the escrow shortage was mailed and will follow up Friday to check status.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201169961	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/13/2016.  The borrower requested copies of their bills. Servicer put in service request for history.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/25/2016
201169963	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Borrower inquired about removing PMI.  Servicer sent a request to see if loan is eligible for PMI cancellation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 03/23/2015 indicated a claim check in the amount of $4,785.67 was received for hail damage that occurred on 12/29/2014. The claim check was endorsed and returned to the borrower as the claim was non-monitored. The details of the damages were not provided in the commentary. There was no further mention of the claim.	12/31/2016	9/14/2016
201169964	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/22/2016.  Borrower advised will make payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/19/2016
201169968	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201169970	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201169971	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Borrower called to cancel ACH payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/29/2016
201169972	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/13/2015.  The borrower authorized a payment in the amount of $915.75 on 11/13/2015 with a draft date of 11/16/2015. The borrower stated the reason for default was excessive obligations.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201169973	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/28/2015.  The borrower asked to change the date of a scheduled ACH payment; agent adjusted the date as requested.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/3/2016
201164676	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/23/2016
201169978	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/22/2014.  Borrower called in to inquire about taxes/1098.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/8/2016
201169980	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/24/2016.  The borrower inquired about a potential settlement, stated that was previously told that payoff is negotiable.  The agent advised that is not correct, can liquidate like short sale but other than that full payoff would be needed.  The call was transferred to the originations department for refinance options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201169988	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower called to issue payment. Servicer advised borrower on 02/03/2015 modification documents were received. Reason for delinquency cited on 12/13/2014 was curtailment of income.  Borrower stated they are on a fixed income on 02/05/2016 and receives their check on the 9th or 10th each month.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Loan was referred to legal counsel to begin foreclosure on 08/05/2014 and was closed with modification booking on 02/03/2015.	12/31/2016	10/18/2016
201169990	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/16/2014.  Spoke with authorized third party, inquired about deferred payment, advised per modification unable to defer payment..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201169992	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Borrower called to obtain phone number for their home warranty insurance. Comment dated 04/25/2016 shows borrower called about the recast and how it works. Borrower stated they receive disability on 01/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: 02/14/2017 Servicer Response: No issue identified with the recast.	12/31/2016	10/18/2016
201169993	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/19/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/31/2015.  The borrower stated they were facing a curtailment of income. The borrower made a promise to pay since the payment was sent out 3 day ago and they were paying while the property was being repaired until they could get a new renter. Details about the repairs were not provided. it is not evident that there are damages to the property rather than upgrades.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201169994	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  Customer called just to ask questions about the payment methods, borrower did not give account number.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 10/28/2015 indicated there was a payment dispute, however; there was no evidence to indicate the matter was still outstanding as of the end of the review period.	12/31/2016	10/22/2016
201169995	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/12/2016.  Borrower made monthly payment by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: The loan was modified 07/01/2012.	12/31/2016	10/19/2016
201169996	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower called on in regards to their insurance. Skip tracing methods were evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/15/2016
201170000	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/21/2016.  The borrower called in to verify what was the name of the company they had homeowner's insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201170001	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/10/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/27/2016.  Borrower called to inquire if their insurance information was received. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comment dated 02/19/2016 shows the modified loan was recalculated by using the original value instead of the modification value.	12/31/2016	10/12/2016
201170002	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/30/2016.  Borrower made a monthly payment via phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201170003	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  Borrower called inquiring about PMI removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/10/2016
201170005	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/26/2016.  Borrower called in regarding escrow analysis received and wants to confirm the amount. Agent advised it is due by 03/01/2016. Borrower refused to add email.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/21/2016
201164680	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2015.  Spoke to authorized party, husband, regarding escrow refund procedures.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201164681	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201170016	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/19/2014.  The borrower authorized a payment in the amount of $1316.41 to be drafted 12/31/2014 and was provided with payment confirmation number,
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: There has been no contact with the borrower since 12/19/2014 despite numerous attempts at contact. The most recent skip trace was completed 04/01/2016 and was unsuccessful.	12/31/2016	10/22/2016
201170018	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/06/2016.  Authorized third party (called wanting to know if the loan was current and ended the call. Comment dated 11/12/2015 shows servicer went over the modification terms with ATP and faxed a copy of the modification agreement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201170020	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/21/2016.  Borrower called in and made a payment in amount of $1155.57 and was assessed no late fees. Agent provided borrower with the payment confirmation number. Borrower stated reason for late payment is due to curtailment of income.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower inquired about loan modification on 10/18/2014 and agent advised borrower already has a low interest rate and may not work in their favor. Borrower agreed. Borrower called in on 01/11/2016 requesting to cancel private mortgage insurance. Agent advised borrower of the procedures to cancel. There is no evidence in comments available that the private mortgage insurance was canceled.	12/31/2016	10/22/2016
201164682	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2016.  Borrower called to schedule a promise to pay for 2018.47 on 06/20/16 via mail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201170021	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The borrower stated they would make an online payment that day of $1,305.20.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201170022	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/19/2016.  Borrower made payment over the phone in the amount of $1073.07.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/22/2016
201170023	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/15/2016.  The borrower authorized a payment in the amount of $719.46. The borrower also had question regarding escrow shortage.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201170026	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/22/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/12/2014.  The borrower stated they had sent their payment the previous day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/21/2016
201170027	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/13/2016.  The borrower inquired aobut the payment amount and made the escrow shortage payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/7/2016
201164690	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/23/2015.  Borower called in check payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201164692	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/26/2015.  Talked to borrower about payment breakdown and arrangements.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments on 02/01/2016 indicated a claim check in the amount of $5407.60 was received due to damages from a tree falling down. Comments on 02/04/2016 indicated the check was endorsed and released to the borrower as the claim was non-monitored. There was not further mention of the claim in the commentary.	12/31/2016	12/31/2016
201164693	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/05/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/28/2016.  Borrower called and stated that they wanted to sell the condo for what it's worth.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201170028	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/17/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  Borrower called on 10/17/2016 as they were not able to logon to their online account. Borrower requested interest paid in 2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201170029	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Borrower called about payment error made online. Rep advise he requested an reimbursement will take up to 5 to 7 busniess days
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201170032	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/14/2016.  The borower had questions about the recast and was advised on how it works.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201170034	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/18/2016.  Borrower called to discuss escrow account and agent reviewed and provided how much money is being paid in escrow and to what with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/27/2016
201170035	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/22/2016.  Borrower inquired as to how to obtain the property tax details in order to file his personal taxes. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Noted 06/12/2015 loan modified by prior servicer 02/01/2012.	12/31/2016	9/23/2016
201170036	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/21/2016.  The last contact noted was with the co-borrower and in regards to the escrow shortage.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments, though evidence an active bankruptcy in 2015, do not provide the details of said bankruptcy and do not indicate the bankruptcy is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/8/2016
201170037	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/29/2014.  Spoke to borrower, confirmed the final loan modification documents have been received and the borrower stated they have been signed and returned.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201170041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  Borrower called to make payment and verified email address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/12/2016
201164701	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/14/2016.  Borrower made a promise to pay $1818.50 by 05/17/2016 via online site. Borrower declined ACH at this time. No further questions or concerns.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201170046	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments on 10/15/2015 reference an active bankruptcy; it was indicated that the court approved a motion to modify the loan on 06/XX/2015.  No other details about the bankruptcy are noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201170048	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Borrower advised will make payment online.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201170049	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/23/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/20/2016.  Borrower called in to see if the property taxes were paid. Agent advised borrower that the disbursement was made for the School taxes on 09/14/2016 in amount of $1902.19.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Borrower called in on 09/13/2016 and inquired about refinance. Borrower was transferred to the origination department. Loan was HAMP modified by prior servicer. Comment on 03/25/2016 reflects HAMP recast offer was sent to borrower on 03/25/2016. No evidence borrower responded. Borrower was advised of the procedures to remove private mortgage insurance. No evidence private mortgage insurance was canceled.	12/31/2016	10/15/2016
201170050	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2016.  The borrower informed the servicer on 07/25/2016 that an online payment in the amount of $532.78 will be made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	7/26/2016
201170055	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/28/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/04/2016.  The borrower verified their information and inquired about having their PMI removed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: A HAMP incentive in the amount of $5,000.00 was applied to the principal balance on 03/XX/2016.	12/31/2016	10/16/2016
201170057	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  The borrower called to discuss the account. The borrower inquired about a list of numbers on the account. The borrower was advised the list of numbers is from book keeping.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/17/2016
201170062	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/13/2016.  Borrower called in stated that he received billing statement and he i unable to make payments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/12/2016
201170073	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201170076	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/17/2016.  The last contact was made on 10/17/2016, in which the borrower scheduled a payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201170079	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/29/2016.  Spoke to borrower, they set up a loan payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/18/2016
201170080	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/13/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/24/2016.  Borrower wanted to make sure check was received was for her.  Servicer advised yes.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/16/2016
201170082	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/12/2016.  Borrower called to inquire about the mortgage insurance removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/2/2016
201170087	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/27/2016.  Customer called in to please reallocate  payment made on 6/30/16 for $1619.86 to a different account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/5/2016
201170089	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/31/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/23/2016.  Customer called in to inquire about private mortgage insurance letter that was received received, discussed private mortgage insurance removal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/21/2016
201170091	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/02/2016.  Service request was ordered for extra to principal reallocation.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Service request was completed on 06/13/2016.	12/31/2016	10/2/2016
201170092	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/01/2016.  Borrower called in regarding insurance. Agent provided borrower with the insurance policy number. Borrower confirmed intent is to keep property.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 09/XX/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflect loan was previously HAMP modified. Comment on 03/31/2016 reflects HAMP recast offer sent to borrower. No evidence borrower responded.	12/31/2016	10/16/2016
201170094	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.  The last payment was received on 12/30/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/15/2016.  The last contact was made on 8/15/2016, in which the borrower had a general account inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201170096	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/14/2016.  Borrower calling to request refinance.  Servicer transferred call to originations department.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/28/2016
201170099	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/02/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/19/2016.  The last borrower contact was in regards to a possible refinance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/19/2016
201170100	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/26/2015.  Borrower called with questions about her amounts paid and past due.  Advised of monthly payment and late fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/14/2016
201170102	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/14/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/22/2016.  Borrower was calling about escrow. Advised that payments were increasing due to escrow. He said he will mail the escrow payment.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201170106	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/03/2016.  Borrower called in and wanted to know if was still paying supplemental insurance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/9/2016
201170107	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/18/2016.  Borrower was contacted and they requested a change in draft date for the payment form the 22nd to the 29th. Advised borrower of the fee.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201170108	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2015.  Borrower called in regards to HAMP paperwork they received. No further details provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Comments reflect loan was previously HAMP modified. Details of loan modification including date loan modified was not provided in servicing comments available. Comment dated 03/10/2016 reflects HAMP recast offer letter was sent to the borrower. No evidence borrower responded.	12/31/2016	10/20/2016
201170109	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/11/2016.  The last contact with the borrower was on 10/11/2016 in regards to the borrower wanting to send in a refund check they received from the insurance company.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/11/2016
201170110	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/16/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/16/2016.  The borrower stated that a payment was made through bill pay on 08/12/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.	12/31/2016	10/16/2016
201170111	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/09/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2016.  Spoke to the borrower who stated that a check for the payment of $1109.33 for 7/14/2016 had already been mailed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2014.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/17/2016
201170118	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/02/2015.  Borrower advise of a name change and rep advised of escrow address.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/24/2016
201170121	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2016.  Borrower stated that he is trying to make the payment online but keep getting kicked out..
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  Unable to verify discharge or filing dates
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/20/2016
201170127	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/20/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/14/2015.  The borrower called in but needed to be transferred to a Spanish speaking representative; the borrower hung up when the call was transferred.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/22/2016
201170130	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/21/2016.  Borrower one called, borrower one said she was in an accident and has not been working. Borrower one said she just went back to work and will receive her first paycheck. Borrower one paid total payment on 5/5/16 through e-check.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2009.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 12/XX/2009.  Bankruptcy modified with court order.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	9/15/2016
201170131	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/15/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/15/2016.  Customer called about account information, provided the information from the account. Servicer provided escrow analysis
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/7/2016
201164719	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/26/2016.  Talked to borrower about payment inquiry.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201164722	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/29/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/01/2014.  Borrower was advised of amount due and payment options.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	12/31/2016
201170149	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/08/2016.  Third party called wanting to make payment with debit card. advised needs to be secure funds. advise money gram code. Third party states they are trying to make a payment with money gram. Advised her the account has changed but she is not authorized for that information.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/27/2016
201170150	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/20/2016.  Borrower verified. Customer inquired about status of PMI request. Advised request imaged on 10/19. Advised would usually receive a list of appraisers to select from and to be suspicious of any appraiser soliciting them, verify all information prior to making an agreement to do an appraisal.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/18/2016
201170151	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  04/18/2016 Spoke to the borrower who requested how to return a refund check the borrower received or over payment. Borrower was  advised to send the check back with a form stating the amount should go to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	11/30/2016
201170153	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/06/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/25/2016.  Borrower called, they wanted to know if they had insurance on the loan to pay it off if he passes. Advised borrower to talk to home insurance agent.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	8/17/2016
201170155	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/15/2016.  02/15/2016 Spoke to the borrower who asked when will payments go down due to decrease in Insurance amount. Advised the borrower that Escrow analysis was just done and changes will be made soon.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: Check endorsed for claim received on 01/13/2015 in the amount of $3050.76. No further mention of damage.	12/31/2016	10/16/2016
201170166	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/18/2015.  Spoke to the borrower who stated did not know where to send payment. Borrower was given the address and the borrower stated payment would be sent the next day.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016
201164734	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/01/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/26/2016.  Borrower sent email, he states they have called multiple times for assistance with the principal reduction program. Borrower advised to contact the hardest hit program.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
			ADDITIONAL INFORMATION: N/A	12/31/2016	10/31/2016
201164739	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 01/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/18/2016.  Borrower inquired regarding interest paid and mortgage insurance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	1/1/2017
201170168	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/01/2017.  The last payment was received on 12/12/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/05/2015.  Borrower got statement for Jan payment. Servicer advised statement was sent the same day the Jan payment posted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
			ADDITIONAL INFORMATION: N/A	12/31/2016	6/29/2016